                         ANNUAL REPORT / MARCH 31, 2003

                            AIM TAX-EXEMPT CASH FUND

                                  [COVER IMAGE]

                       [AIM INVESTMENTS LOGO APPEARS HERE]

                                 --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.

                                 --Servicemark--

TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This letter and the financial pages that follow provide an
ROBERT H.           annual report for AIM Tax-Exempt Cash Fund, a money market
GRAHAM]             fund investing in short-term municipal bonds of the highest credit ratings.

"THE SAFETY OF          The safety of money market funds is well known, and your
MONEY MARKET FUNDS fund continues to provide safety, liquidity and a positive IS WELL KNOWN, AND return on your investment. Several factors influence the YOUR FUND CONTINUES rate of that return.
TO PROVIDE SAFETY,
LIQUIDITY AND A     MARKET ENVIRONMENT
POSITIVE RETURN."
ROBERT H. GRAHAM    For the first seven months of the fund's fiscal year, the
                    federal funds rate remained at 1.75%. On November 6, 2002, the Federal Reserve Board lowered the rate to 1.25%. The rate had not been that low in 41 years. By calendar-year-end
2002, the yield on the 10-year Treasury note had fallen to 3.83%. While the federal funds rate does not mandate the rates offered on municipal bonds, the low-interest-rate environment resulting from the federal funds rate, as well as the overall economic climate itself, affects all fixed income investing.

    The job market was comparatively weak throughout the period, yet consumer spending remained relatively strong. Consumer confidence declined, yet auto and home sales reached near-record levels because of dealer incentives and low mortgage rates. The growth in the gross domestic product (GDP) seesawed. For the second quarter of 2002 it was 1.3%, and in the third quarter, growth accelerated to 4.0%. For the fourth quarter, growth declined to 1.4%.

    Equity investors continued to be daunted by corporations missing earnings estimates and the warnings of such misses. Weakness in the job market and other signals of a weak economy, continued high volatility and the prolonged bear market in equities resulted in stock market avoidance. The flight to quality--investors moving money into safer, more liquid investments--continued throughout the period. Money market funds, government bond funds and short-term bond funds are traditionally known as safe havens.

    All these factors--low interest rates, the economic climate and the flight to quality--resulted in low yields for money market investments.

YOUR FUND

Throughout the one-year reporting period, AIM Tax-Exempt Cash Fund continued to provide steady, federally tax-exempt income and safety of principal. As of March 31, 2003, AIM Tax-Exempt Cash Fund posted a seven-day yield of 0.61%. Translated to its taxable-equivalent yield, the fund's seven-day yield was 0.99% based upon net asset value and adjusted for the highest marginal federal tax rate of 38.6%. Had the distributor not waived fees and/or reimbursed expenses, the seven-day yield would have been 0.49%.

    The fund maintained a weighted average maturity (WAM) in the 29- to 51-day range throughout the reporting period. At the end of the reporting period, the WAM for the fund's investments was 43 days. Over the fiscal year, AIM Tax-Exempt Cash Fund's net assets increased by 20.6%.

    The fund maintained its strict adherence to the investment discipline of purchasing only securities of superior credit quality. However, an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

CONCLUDING REMARKS

The low-interest-rate environment has affected the yield on all money market funds. However, because of the short duration of the securities in which it invests, your fund is well positioned to respond quickly to interest-rate changes and to continue to provide a competitive yield. Your fund's investment objective is to earn the highest level of current income exempt from federal income taxes that is consistent with the preservation of capital and liquidity. As always, we encourage you to see your financial advisor for a portfolio checkup and a fresh look at your investment objectives.

    Always feel free to contact our Client Services Department at 800-959-4246 if you have questions. Automated information about your AIM account is available 24 hours a day on the AIM Investor Line at 800-246-5463, or you can visit our Web site at www.aiminvestments.com

Sincerely,

/s/ ROBERT H. GRAHAM

Robert H. Graham
Chairman
March 31, 2003

                            PORTFOLIO MANAGEMENT TEAM

                                KAREN DUNN KELLEY

                                MICHAEL E. MAREK

                               LYMAN MISSIMER III

                                 ESTHER S. MUNOZ

                                 COLLEEN ZIEGLER

                                  [COVER IMAGE]

FINANCIALS

SCHEDULE OF INVESTMENTS

March 31, 2003


                                                 RATINGS(a)        PAR       MARKET
                                                S&P    MOODY'S    (000)       VALUE
--------------------------------------------------------------------------------------
TAX-EXEMPT MUNICIPAL OBLIGATIONS-98.77%

ALABAMA-24.79%

Alabama (State of) Agricultural & Mechanical
  University; Series 1998 RB
  5.00%, 11/01/03(b)                             AAA      Aaa    $   250   $   255,578
--------------------------------------------------------------------------------------
Birmingham (City of) Medical Clinic Board
  (University of Alabama Health Services
  Foundation); VRD Series 1991 RB
  (LOC-AmSouth Bank)
  1.30%, 12/01/26(c)(d)                         A-1+   VMIG-1      1,000     1,000,000
--------------------------------------------------------------------------------------
Birmingham (City of) Public Parks and
  Recreation Board (Childrens Zoo Project);
  VRD Series 2002 RB (LOC-AmSouth Bank)
  1.40%, 05/01/07(c)(d)                           --   VMIG-1      2,000     2,000,000
--------------------------------------------------------------------------------------
Huntsville (City of); Refunding Limited Tax
  Series 2002 F GO Wts.
  4.00%, 08/01/03                                 AA      Aa2        190       191,571
--------------------------------------------------------------------------------------
Montgomery (City of) Industrial Development
  Board (Industrial Partners Project);
  Refunding VRD Series 1989 IDR (LOC-SunTrust
  Bank)
  1.25%, 01/01/07(c)(d)                           --      Aa2        835       835,000
--------------------------------------------------------------------------------------
Ridge Improvement District; Special
  Assessment VRD Series 2000 RB (LOC-AmSouth
  Bank)
  1.25%, 10/01/25(c)(d)                           --   VMIG-1      1,335     1,335,000
--------------------------------------------------------------------------------------
Tuscaloosa (City of) Educational Building
  Authority (Stillman College Project);
  Capital Improvement Refunding VRD Series
  2002 A RB (LOC-AmSouth Bank)
  1.40%, 10/01/23(c)(d)                           --   VMIG-1     10,828    10,828,000
======================================================================================
                                                                            16,445,149
======================================================================================

COLORADO-1.69%

East Cherry Creek Valley Water & Sanitation
  District; Series 2002 RB
  3.00%, 11/15/03(b)                             AAA      Aaa        350       354,133
--------------------------------------------------------------------------------------
Douglas (County of) School District Number
  Re.1; Refunding Unlimited Tax Series 1994 B
  GO
  5.65%, 12/15/03(b)                             AAA      Aaa        200       205,801
--------------------------------------------------------------------------------------
Englewood (City of) Industrial Development
  Authority (Safeway Inc. Project); Refunding
  Variable Rate Series 1993 IDR (LOC-Bankers
  Trust Co.)
  1.45%, 06/01/03(c)                            A-1+       --        565       565,000
======================================================================================
                                                                             1,124,934
======================================================================================

                                                 RATINGS(a)        PAR       MARKET
                                                S&P    MOODY'S    (000)       VALUE
--------------------------------------------------------------------------------------

DELAWARE-0.58%

Delaware (State of) Transportation Authority;
  Motor Fuel Tax Series 1986 RB
  7.75%, 07/01/03(e)                             AAA      Aaa    $   380   $   386,239
======================================================================================

DISTRICT OF COLUMBIA-0.69%

District of Columbia; Unlimited Tax Series
  1994 B GO
  5.60%, 06/01/03(e)                             AAA      Aaa        200       201,341
--------------------------------------------------------------------------------------
Washington DC Metropolitan Area Transit
  Authority; Refunding Series 1993 RB
  4.80%, 01/01/04(b)                             AAA      Aaa        250       256,775
======================================================================================
                                                                               458,116
======================================================================================

FLORIDA-1.20%

Hillsborough (County of) (Unincorporated Area
  Parks and Recreation Program); Refunding
  Unlimited Tax Series 2002 GO
  2.00%, 07/01/03(b)                             AAA      Aaa        425       425,682
--------------------------------------------------------------------------------------
South Indian River Water Control District
  (Section 15 Egret Landing-Phase I); Special
  Assessment Tax Series 1993 GO
  7.50%, 11/01/03(e)(f)                          NRR      NRR        350       370,016
======================================================================================
                                                                               795,698
======================================================================================

ILLINOIS-3.36%

First Union Merlots (State of Illinois); VRD
  Unlimited Tax Series 2001 A124 GO (Acquired
  08/28/02; Cost $1,400,000)
  1.26%, 11/01/26(d)(g)(h)                       A-1       --      1,400     1,400,000
--------------------------------------------------------------------------------------
Illinois (State of); Unlimited Tax Series
  1995 GO
  5.13%, 12/01/03(b)                             AAA      Aaa        150       153,696
--------------------------------------------------------------------------------------
Illinois (State of); Unlimited Tax Series
  2000 1 GO
  5.50%, 12/01/03                                 AA      Aa2        260       267,052
--------------------------------------------------------------------------------------
Kankakee (City of); Refunding Sewer Series
  1991 RB
  7.00%, 05/01/03(e)(f)                          AAA      Aaa        250       256,177
--------------------------------------------------------------------------------------
Northwest Water Commission of Cook & Lake
  Counties; Refunding Series 2003 RB
  2.00%, 05/01/03(b)                              --      Aaa        150       150,100
======================================================================================
                                                                             2,227,025
======================================================================================

INDIANA-0.61%

Purdue University (Student Fee); Refunding
  University & College Improvement Series
  2002 R RB
  4.00%, 07/01/03                                 AA      Aa1        400       402,301
======================================================================================


                                                 RATINGS(a)        PAR       MARKET
                                                S&P    MOODY'S    (000)       VALUE
--------------------------------------------------------------------------------------

IOWA-0.30%

Algona (City of) (George A Hormel & Co.
  Project); VRD Series 1985 IDR (LOC-U.S.
  Bank N.A.)
  1.30%, 05/01/05(c)(d)                           --      P-1    $   200   $   200,000
======================================================================================

KANSAS-0.83%

Olathe (City of); Unlimited Tax Series 2001
  198 GO
  4.25%, 04/01/03                                 AA      Aa3        300       300,000
--------------------------------------------------------------------------------------
Wyandotte (County of)-Kansas City (City of)
  Unified Government; Unlimited Tax Series
  2002 A GO
  2.00%, 08/01/03(b)                             AAA      Aaa        250       250,412
======================================================================================
                                                                               550,412
======================================================================================

KENTUCKY-0.91%

Kentucky (State of) Asset Liability
  Commission; Series 2002 A TRAN
  2.75%, 06/26/03                              SP-1+    MIG-1        600       601,518
======================================================================================

LOUISIANA-1.45%

Mississippi River Bridge Authority (Crescent
  City Connection); Refunding Series 2002 RB
  2.00%, 11/01/03(b)                             AAA      Aaa        400       401,039
--------------------------------------------------------------------------------------
St. John the Baptist Parish (Louisiana Sales
  Tax District); Refunding Public Improvement
  Series 1999 ST RB
  4.38%, 12/01/03(b)                              --      Aaa        550       561,661
======================================================================================
                                                                               962,700
======================================================================================

MARYLAND-5.90%

Baltimore (City of); Refunding Construction
  Public Improvement Unlimited Tax Series
  1995 A GO
  7.38%, 10/15/03(b)                             AAA      Aaa        500       516,967
--------------------------------------------------------------------------------------
Baltimore (County of) (Blue Circle Inc.
  Project); Refunding Economic Development
  VRD Series 1992 RB (LOC-Danske Bank A/S)
  1.25%, 12/01/17(c)(d)                           --   VMIG-1      2,900     2,900,000
--------------------------------------------------------------------------------------
Howard (County of) (Owen Brown Joint
  Venture); Refunding VRD Series 1990 RB
  (LOC-Bank of America N.A.)
  1.10%, 05/01/11(c)(i)                           --      P-1        500       500,000
======================================================================================
                                                                             3,916,967
======================================================================================

MICHIGAN-5.19%

Oakland (County of) Economic Development
  Corp. (Rochester College Project); VRD
  Limited Tax Obligation Series 2001 RB
  (LOC-Bank One Michigan)
  1.25%, 08/01/21(c)(d)                           --   VMIG-1      2,939     2,939,000
--------------------------------------------------------------------------------------

                                                  RATINGS(a)        PAR       MARKET
                                                S&P    MOODY'S    (000)       VALUE
--------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Troy (City of) (Public Safety Facilities &
  City Hall); Unlimited Tax Series 2003 GO
  2.50%, 10/01/03                                AAA      Aaa    $   500   $   503,501
======================================================================================
                                                                             3,442,501
======================================================================================

MISSISSIPPI-0.76%

Jackson (County of); Refunding Unlimited Tax
  Series 2002 GO
  2.00%, 12/01/03(b)                             AAA      Aaa        500       502,479
======================================================================================

NEVADA-1.13%

Churchill (County of) School District
  (Permanent School Fund Guarantee Program);
  Refunding Limited Tax Series 2001 GO
  (CEP-Nevada Permanent School Fund)
  3.00%, 05/01/03                                 --      Aaa        500       500,528
--------------------------------------------------------------------------------------
Clark (County of ) School District; Limited
  Tax Series 2001 F GO
  5.00%, 06/15/03(b)                             AAA      Aaa        250       251,775
======================================================================================
                                                                               752,303
======================================================================================

NEW JERSEY-0.61%

Gloucester (County of); Unlimited Tax Series
  2001 GO
  4.50%, 07/01/03(b)                             AAA      Aaa        400       403,006
======================================================================================

NEW MEXICO-5.00%

Albuquerque (City of) (Joint Water & Sewer
  System); Refunding Series 2000 A RB
  5.00%, 07/01/03(b)                             AAA      Aaa        375       378,447
--------------------------------------------------------------------------------------
New Mexico (State of) Hospital Equipment Loan
  Council (Dialysis Clinic Inc. Project); VRD
  Series 2000 RB (LOC-SunTrust Bank)
  1.30%, 07/01/25(c)(d)                           --   VMIG-1      2,490     2,490,000
--------------------------------------------------------------------------------------
Silver City (City of); VRD Series 1995 A RB
  (LOC-LaSalle National Bank)
  1.35%, 11/15/10(c)(d)                           --      P-1        450       450,000
======================================================================================
                                                                             3,318,447
======================================================================================

NORTH DAKOTA-6.16%

Fargo (City of) (Cass Oil Co. Project); VRD
  Series 1984 RB (LOC-US Bank N.A.)
  1.30%, 12/01/14(c)(d)                          A-1       --      3,600     3,600,000
--------------------------------------------------------------------------------------
Fargo (City of); Refunding Unlimited Tax
  Series 1994 B GO
  6.40%, 05/01/03(e)(f)                           AA      Aa2        485       487,092
======================================================================================
                                                                             4,087,092
======================================================================================


                                                 RATINGS(a)        PAR       MARKET
                                                S&P    MOODY'S    (000)       VALUE
--------------------------------------------------------------------------------------

OHIO-0.75%

Allen (County of) Economic Development (Young
  Mens Christian Association); Series 1998 RB
  (LOC-National City Bank)
  4.60%, 04/15/03(c)(f)                           --      Aa3    $   500   $   500,520
======================================================================================

OKLAHOMA-7.69%

Muskogee (City of) Industrial Trust (Muskogee
  Mall Ltd. Special Project); VRD Series 1985
  RB (LOC-Boatmen's National Bank)
  1.35%, 12/01/15(c)(d)                           --   VMIG-1      5,100     5,100,000
======================================================================================

PENNSYLVANIA-1.31%

Canon McMillan School District; Unlimited Tax
  Series 2002 D GO
  2.00%, 09/01/03(b)                             AAA      Aaa        260       260,483
--------------------------------------------------------------------------------------
Lancaster (City of); Unlimited Tax Series
  1998 A GO
  3.70%, 05/01/03(b)                             AAA      Aaa        200       200,318
--------------------------------------------------------------------------------------
Pennsylvania (State of) Infrastructure
  Investment Authority; Series 1991 A RB
  5.90%, 09/01/03(e)(f)                          NRR      NRR        200       207,398
--------------------------------------------------------------------------------------
Philadelphia (City of); Refunding Unlimited
  Tax Series 1993 A GO
  5.13%, 05/15/03(b)                             AAA      Aaa        200       200,809
======================================================================================
                                                                               869,008
======================================================================================

TENNESSEE-2.70%

Hamilton (County of) Industrial Development
  Board (Trade Center Hotel Associates);
  Refunding VRD Series 1998 A IDR (LOC-Mellon
  Bank N.A.)
  1.25%, 09/01/16(c)(d)                           --   VMIG-1        438       437,750
--------------------------------------------------------------------------------------
Hamilton (County of) Industrial Development
  Board (Trade Center Hotel Associates);
  Refunding VRD Series 1998 C IDR (LOC-Mellon
  Bank N.A.)
  1.25%, 09/01/16(c)(d)                           --   VMIG-1        800       800,000
--------------------------------------------------------------------------------------
Shelby (County of); Unlimited Tax Series 1995
  A GO
  5.50%, 04/01/03(e)(f)                          NRR      NRR        540       550,800
======================================================================================
                                                                             1,788,550
======================================================================================

TEXAS-15.26%

Amarillo (City of) Health Facilities Corp.
  (ACES-Panhandle Pooled Health Care); VRD
  Series 1985 RB (LOC-BNP Paribas)
  1.40%, 05/31/25(c)(d)                           --   VMIG-1      5,898     5,898,000
--------------------------------------------------------------------------------------
Austin (City of) Electric Utility System;
  Refunding Series 2002 A RB
  4.00%, 11/15/03(b)                             AAA      Aaa        450       457,649
--------------------------------------------------------------------------------------

                                                  RATINGS(a)        PAR       MARKET
                                                S&P    MOODY'S    (000)       VALUE
--------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Cedar Hill (City of); Refunding Limited Tax
  Series 2003 GO
  2.00%, 02/15/04(b)                             AAA      Aaa    $   545   $   549,120
--------------------------------------------------------------------------------------
Dallas (City of); Refunding & Improvement
  Limited Tax Series 1998 GO
  4.00%, 02/15/04                                AAA      Aaa        255       261,189
--------------------------------------------------------------------------------------
El Paso Independent School District;
  Refunding Unlimited Tax Series 2002 GO
  (CEP-Texas Permanent School Fund)
  5.00%, 08/15/03                                AAA       --        185       187,394
--------------------------------------------------------------------------------------
Mansfield (City of); Water & Sewer Series
  2002 RB
  2.50%, 08/01/03(b)                             AAA      Aaa        340       341,182
--------------------------------------------------------------------------------------
North East Independent School District;
  Unlimited Tax Series 1999 GO (CEP-Texas
  Permanent School Fund)
  6.50%, 10/01/03                                AAA      Aaa        600       614,651
--------------------------------------------------------------------------------------
Northside Independent School District;
  Unlimited Tax Series 2001 A GO (CEP-Texas
  Permanent School Fund)
  2.00%, 08/01/03                                AAA      Aaa        400       400,528
--------------------------------------------------------------------------------------
Round Rock Independent School District;
  Unlimited Tax Series 1998 GO (CEP-Texas
  Permanent School Fund)
  6.50%, 08/01/03                                AAA      Aaa        200       203,286
--------------------------------------------------------------------------------------
Texas (State of) (Parks and Wildlife Dept.
  Project); Refunding Unlimited Tax Series
  1998 C GO
  4.75%, 10/01/03                                 AA      Aa1        250       254,565
--------------------------------------------------------------------------------------
Texas (State of); Series 2002 TRAN
  2.75%, 08/29/03                              SP-1+    MIG-1        700       703,605
--------------------------------------------------------------------------------------
Trinity River Industrial Development
  Authority (Radiation Sterilizers); VRD
  Series 1985 A IDR (LOC-American National
  Bank)
  1.20%, 11/01/05(c)(i)                          A-1       --        250       250,000
======================================================================================
                                                                            10,121,169
======================================================================================

UTAH-0.38%

Box Elder (County of) School District;
  Unlimited Tax Series 1993 GO
  5.15%, 06/15/03(e)(f)                          AAA      Aaa        250       252,083
======================================================================================

VERMONT-2.64%

Vermont (State of) Industrial Development
  Authority; Hydroelectric VRD Series 1984 RB
  (LOC-Citizens Bank of Massachusetts)
  1.30%, 12/01/13(c)(i)                         A-1+       --      1,755     1,755,000
======================================================================================

VIRGINIA-0.47%

Virginia (State of) College Building
  Authority (Washington & Lee Universities);
  Prerefunded Educational Facilities Series
  1994 RB
  5.75%, 01/01/04(e)(f)                          AAA      Aaa    $   295   $   311,042
======================================================================================


                                                 RATINGS(a)        PAR       MARKET
                                                S&P    MOODY'S    (000)       VALUE
--------------------------------------------------------------------------------------

WASHINGTON-5.34%

King (County of); Limited Tax Series 1997 D
  GO
  5.20%, 12/01/03                                AA+      Aa1        250       256,115
--------------------------------------------------------------------------------------
Port Seattle (City of) Industrial Development
  Corp. (Sysco Food Services Project);
  Refunding VRD Series 1994 IDR
  1.30%, 11/01/25(d)                            A-1+   VMIG-1      3,290     3,290,000
======================================================================================
                                                                             3,546,115
======================================================================================

WISCONSIN-1.07%

Milwaukee (City of) Area Technical College
  District (Promissory Notes); Unlimited Tax
  Series 2002 B GO
  2.50%, 06/01/03                                 --      Aa2        250       250,269
--------------------------------------------------------------------------------------

                                                  RATINGS(a)        PAR       MARKET
                                                S&P    MOODY'S    (000)       VALUE
--------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Northeast (City of) Technical College
  District (Promissory Notes); Unlimited Tax
  Series 2002 B GO
  2.00%, 04/01/03                                 --      Aa1    $   345   $   345,000
--------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Froedtert Memorial
  Lutheran Hospital); Series 1994 A RB
  5.20%, 10/01/03(b)                             AAA      Aaa        110       111,742
======================================================================================
                                                                               707,011
======================================================================================
    Total Tax-Exempt Municipal Obligations
      (Cost $65,527,385)                                                    65,527,385
======================================================================================
TOTAL INVESTMENTS-98.77% (Cost
  $65,527,385)(j)                                                           65,527,385
======================================================================================
OTHER ASSETS LESS LIABILITIES-1.23%                                            814,673
======================================================================================
NET ASSETS-100.00%                                                         $66,342,058
______________________________________________________________________________________
======================================================================================

Investment Abbreviations:

ACES  - Adjustable Convertible Extendable Security
CEP   - Credit Enhancement Provider
GO    - General Obligation Bonds
IDR   - Industrial Development Revenue Bonds
LOC   - Letter of Credit
RB    - Revenue Bonds
TRAN  - Tax and Revenue Anticipation Notes
VRD   - Variable Rate Demand
Wts.  - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Auditors.
(b) Principal and interest are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.
(c) Principal and interest payments are guaranteed by the letter of credit agreement.
(d) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined weekly. Rate shown is the rate in effect on 03/31/03.
(e) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(f) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this security at 03/31/03 represented 2.11% of the Fund's net assets. This security is not considered to be illiquid.
(h) Certificates of participation involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term rate reset periodically.
(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined monthly. Rate shown is the rate in effect on 03/31/03.
(j) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2003

ASSETS:

Investments, at market value (cost
  $65,527,385)                                  $65,527,385
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,070,070
-----------------------------------------------------------
  Fund shares sold                                  385,250
-----------------------------------------------------------
  Interest                                          306,680
-----------------------------------------------------------
Investment for deferred compensation plan            33,256
-----------------------------------------------------------
Other assets                                         23,613
===========================================================
    Total assets                                 67,346,254
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             550,301
-----------------------------------------------------------
  Fund shares reacquired                            353,781
-----------------------------------------------------------
  Dividends                                           2,420
-----------------------------------------------------------
  Deferred compensation plan                         33,256
-----------------------------------------------------------
Accrued distribution fees                            16,387
-----------------------------------------------------------
Accrued transfer agent fees                          12,347
-----------------------------------------------------------
Accrued operating expenses                           35,704
===========================================================
    Total liabilities                             1,004,196
===========================================================
Net assets applicable to shares outstanding     $66,342,058
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Outstanding                                      66,334,401
___________________________________________________________
===========================================================
Net asset value, offering and redemption price
  per share                                     $      1.00
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS

For the year ended March 31, 2003

INVESTMENT INCOME:

Interest                                          $939,064
==========================================================

EXPENSES:

Advisory fees                                      211,650
----------------------------------------------------------
Administrative services fees                        50,000
----------------------------------------------------------
Custodian fees                                       4,796
----------------------------------------------------------
Distribution fees                                  151,179
----------------------------------------------------------
Transfer agent fees                                 62,411
----------------------------------------------------------
Trustees' fees                                       9,268
----------------------------------------------------------
Registration and filing fees                        29,304
----------------------------------------------------------
Professional fees                                   30,115
----------------------------------------------------------
Other                                               20,657
==========================================================
    Total expenses                                 569,380
==========================================================
Less: Fees waived                                  (90,707)
----------------------------------------------------------
    Expenses paid indirectly                          (887)
==========================================================
    Net expenses                                   477,786
==========================================================
Net investment income                              461,278
==========================================================
Net increase in net assets resulting from
  operations                                      $461,278
__________________________________________________________
==========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2003 and 2002

                                                                 2003           2002
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   461,278    $ 1,103,192
========================================================================================
    Net increase in net assets resulting from operations          461,278      1,103,192
========================================================================================
Distributions to shareholders from net investment income         (461,278)    (1,103,182)
----------------------------------------------------------------------------------------
Share transactions-net                                         11,346,083     (8,484,219)
========================================================================================
    Net increase (decrease) in net assets                      11,346,083     (8,484,209)
========================================================================================

NET ASSETS:

  Beginning of year                                            54,995,975     63,480,184
========================================================================================
  End of year                                                 $66,342,058    $54,995,975
________________________________________________________________________________________
========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $66,315,915    $54,969,832
----------------------------------------------------------------------------------------
  Undistributed net investment income                              26,143         26,143
========================================================================================
                                                              $66,342,058    $54,995,975
________________________________________________________________________________________
========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Exempt Cash Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers one class of shares. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to earn the highest level of current income exempt from federal income taxes that is consistent with the preservation of capital and liquidity.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost, which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.35% of the Fund's average daily net assets.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended March 31, 2003, AIM was paid $50,000 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2003, AFS retained $30,529 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to the Fund whereby the Fund will pay AIM Distributors compensation up to a maximum annual rate of 0.25% of the Fund's average daily net assets for services related to the sale and distribution of the Fund's shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Fund to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan equals 0.10% of the Fund's average daily net assets. Pursuant to the Plan, for the year ended March 31, 2003, the Fund paid $60,472 after Plan fees waived by AIM Distributors of $90,707.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the year ended March 31, 2003, the Fund paid legal fees of $3,396 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended March 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $887 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $887.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. The Fund did not borrow or lend under the facility during the year ended March 31, 2003.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the year ended March 31, 2003 and 2002 were as follows:

                                         2003         2002
-------------------------------------------------------------
Distributions paid from:
  Ordinary income -- Taxable           $ 28,586    $  274,968
-------------------------------------------------------------
  Ordinary income -- Tax-Exempt         432,692       828,214
=============================================================
                                       $461,278    $1,103,182
_____________________________________________________________
=============================================================


Tax Components of Beneficial Interest:

As of March 31, 2003, the components of beneficial interest on a tax basis were as follows:

Undistributed ordinary income -- Tax-Exempt     $    73,228
-----------------------------------------------------------
Temporary book/tax differences                      (47,085)
-----------------------------------------------------------
Shares of beneficial interest                    66,315,915
===========================================================
                                                $66,342,058
___________________________________________________________
===========================================================


    The temporary book/tax differences are a result of trustee deferral of compensation and retirement plan expenses.


NOTE 7--SHARE INFORMATION

The Fund currently consists of one class of shares, Class A shares. Changes in shares outstanding during the years ended March 31, 2003 and 2002 were as follows:

                                                                         2003                           2002
                                                              ---------------------------    ---------------------------
                                                                SHARES          AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold                                                           92,849,952    $ 92,849,952     66,147,965    $ 66,147,965
------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                               410,319         410,319      1,054,345       1,054,345
------------------------------------------------------------------------------------------------------------------------
Reacquired                                                    (81,914,188)    (81,914,188)   (75,686,529)    (75,686,529)
========================================================================================================================
                                                               11,346,083    $ 11,346,083     (8,484,219)   $ (8,484,219)
________________________________________________________________________________________________________________________
========================================================================================================================


NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               YEAR ENDED MARCH 31,
                                                              ------------------------------------------------------
                                                               2003          2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
--------------------------------------------------------------------------------------------------------------------
Net investment income                                            0.01          0.02       0.04       0.03       0.03
--------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                       (0.01)        (0.02)     (0.04)     (0.03)     (0.03)
====================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(a)                                                  0.77%         1.84%      3.76%      3.05%      2.90%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $66,342       $54,996    $63,480    $60,440    $61,159
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               0.79%(b)      0.79%      0.76%      0.80%      0.79%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            0.94%(b)      0.94%      0.91%      0.95%      0.94%
====================================================================================================================
Ratio of net investment income to average net assets             0.76%         1.85%      3.68%      2.99%      2.83%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $60,471,429.

                                                            TAX-EXEMPT CASH FUND

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Tax-Exempt Cash Fund
And the Board of Trustees of AIM Tax-Exempt Funds:

We have audited the accompanying statement of assets and liabilities of AIM Tax-Exempt Cash Fund (a portfolio of AIM Tax-Exempt Funds), including the schedule of investments, as of March 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through March 31, 2000 were audited by other auditors whose report dated May 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Tax-Exempt Cash Fund as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             /s/ ERNST & YOUNG LLP
May 5, 2003

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of January 1, 2003



The address of each trustee and officer of AIM Tax-Exempt Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH                TRUSTEE AND/
AND POSITION(S) HELD WITH          OR OFFICER       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
THE TRUST                          SINCE            DURING PAST 5 YEARS                        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
---------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1993             Director and Chairman, A I M Management    None
   Trustee, Chairman and                            Group Inc. (financial services holding
   President                                        company); and Director and Vice
                                                    Chairman, AMVESCAP PLC (parent of AIM
                                                    and a global investment management firm)
                                                    Formerly: President and Chief Executive
                                                    Officer, A I M Management Group Inc.;
                                                    Director, Chairman and President, A I M
                                                    Advisors, Inc. (registered investment
                                                    advisor); and Director and Chairman,
                                                    A I M Capital Management, Inc.
                                                    (registered investment advisor), A I M
                                                    Distributors, Inc. (registered broker
                                                    dealer), A I M Fund Services, Inc.,
                                                    (registered transfer agent), and Fund
                                                    Management Company (registered broker
                                                    dealer)
---------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003             Director, President and Chief Executive    Director, Chairman, President and
   Trustee and Executive Vice                       Officer, A I M Management Group Inc.       Chief Executive Officer, INVESCO
   President                                        (financial services holding company);      Bond Funds, Inc., INVESCO
                                                    Director, Chairman and President, A I M    Combination Stock & Bond Funds,
                                                    Advisors, Inc. (registered investment      Inc., INVESCO Counselor Series
                                                    advisor); Director, A I M Capital          Funds, Inc., INVESCO Global and
                                                    Management, Inc. (registered investment    International Funds, Inc., INVESCO
                                                    advisor) and A I M Distributors, Inc.      Manager Series Funds, Inc.,
                                                    (registered broker dealer), Director and   INVESCO Money Market Funds, Inc.,
                                                    Chairman, A I M Fund Services, Inc.        INVESCO Sector Funds, Inc.,
                                                    (registered transfer agent), and Fund      INVESCO Stock Funds, Inc., INVESCO
                                                    Management Company (registered broker      Treasurer's Series Funds, Inc. and
                                                    dealer); and Chief Executive Officer,      INVESCO Variable Investment Funds,
                                                    AMVESCAP PLC -- AIM Division (parent of    Inc.
                                                    AIM and a global investment management
                                                    firm)
                                                    Formerly: Director, Chairman and Chief
                                                    Executive Officer, INVESCO Funds Group,
                                                    Inc.; and Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products
---------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001             Of Counsel, law firm of Baker & McKenzie   Badgley Funds, Inc. (registered
   Trustee                                                                                     investment company)
---------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993             Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee                                          (technology consulting company)            and Captaris, Inc. (unified
                                                                                               messaging provider)
---------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000             Director, Magellan Insurance Company;      Cortland Trust, Inc. (registered
   Trustee                                          Member of Advisory Board of Rotary Power   investment company)
                                                    International (designer, manufacturer,
                                                    and seller of rotary power engines); and
                                                    Director, The Boss Group (private equity
                                                    group)
                                                    Formerly: Director, President and Chief
                                                    Executive Officer, Volvo Group North
                                                    America, Inc.; Senior Vice President, AB
                                                    Volvo; and director of various
                                                    affiliated Volvo companies
---------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998             Formerly: Chairman, Mercantile Mortgage    None
   Trustee                                          Corp.; President and Chief Operating
                                                    Officer, Mercantile-Safe Deposit & Trust
                                                    Co.; and President, Mercantile
                                                    Bankshares Corp.
---------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997             Chief Executive Officer, Twenty First      Administaff
   Trustee                                          Century Group, Inc. (government affairs
                                                    company) and Texana Timber LP
---------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1993             Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                          Naftalis and Frankel LLP                   investment company)
---------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998             Formerly: Chief Executive Officer, YWCA    None
   Trustee                                          of the USA
---------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1993             Partner, law firm of Pennock & Cooper      None
   Trustee
---------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001             Retired                                    None
   Trustee
---------------------------------------------------------------------------------------------------------------------------------

   Louis S. Sklar -- 1939          1993             Executive Vice President, Hines (real      None
   Trustee                                          estate development company)
---------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

As of January 1, 2003




The address of each trustee and officer of AIM Tax-Exempt Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH                TRUSTEE AND/
AND POSITION(S) HELD WITH          OR OFFICER       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
THE TRUST                          SINCE            DURING PAST 5 YEARS                        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
---------------------------------------------------------------------------------------------------------------------------------

   Gary T. Crum(3) -- 1947         1993             Director and President, A I M Capital      N/A
   Senior Vice President                            Management, Inc.; Director and Executive
                                                    Vice President, A I M Management Group
                                                    Inc.; Director and Senior Vice
                                                    President, A I M Advisors, Inc.; and
                                                    Director, A I M Distributors, Inc. and
                                                    AMVESCAP PLC
---------------------------------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955          1993             Managing Director and Chief Research       N/A
   Vice President                                   Officer -- Fixed Income, A I M Capital
                                                    Management, Inc.; and Vice President,
                                                    A I M Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   Melville B. Cox -- 1943         1993             Vice President and Chief Compliance        N/A
   Vice President                                   Officer, A I M Advisors, Inc. and A I M
                                                    Capital Management, Inc.; and Vice
                                                    President, A I M Fund Services, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1993             Managing Director and Chief Cash           N/A
   Vice President                                   Management Officer, A I M Capital
                                                    Management, Inc.; Director and
                                                    President, Fund Management Company; and
                                                    Vice President, A I M Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(3) -- 1940      2002             Vice President, A I M Advisors, Inc.,      N/A
   Vice President                                   and President, Chief Executive Officer
                                                    and Chief Investment Officer, A I M
                                                    Capital Management, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   Dana R. Sutton -- 1959          1993             Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                     Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   Nancy L. Martin(4) -- 1957      2003             Vice President, A I M Advisors, Inc.;      N/A
   Secretary                                        and Vice President and General Counsel,
                                                    A I M Capital Management, Inc.
---------------------------------------------------------------------------------------------------------------------------------
(3) Information is current as of January 10, 2003.
(4) Ms. Martin became secretary of the Trust on April 1, 2003.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND        INVESTMENT ADVISOR        DISTRIBUTOR               AUDITORS
11 Greenway Plaza         A I M Advisors, Inc.      A I M Distributors, Inc.  Ernst & Young LLP
Suite 100                 11 Greenway Plaza         11 Greenway Plaza         5 Houston Center
Houston, TX 77046         Suite 100                 Suite 100                 1401 McKinney
                          Houston, TX 77046         Houston, TX 77046         Suite 1200
                                                                              Houston, TX 77010

COUNSEL TO THE FUND       COUNSEL TO THE TRUSTEES   TRANSFER AGENT            CUSTODIAN
Ballard Spahr             Kramer, Levin, Naftalis   A I M Fund Services,      Bank of New York
Andrews & Ingersoll, LLP  & Frankel LLP             Inc.                      100 Church Street
1735 Market Street        919 Third Avenue          P.O. Box 4739             New York, NY 10286
Philadelphia, PA 19103    New York, NY 10022        Houston, TX 77210-4739

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2003.

AIM Tax-Exempt Cash Fund paid ordinary dividends in the amount of $0.0077 per share during its tax year ended March 31, 2003. Of this amount, 93.80% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purposes of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the appropriate Form 1099-DIV.

THE AIM FAMILY OF FUNDS--Registered Trademark--

         DOMESTIC EQUITY                            INTERNATIONAL/GLOBAL EQUITY                            FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund(2)                                 TAXABLE
AIM Balanced Fund*                           AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund(2)                     AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund                 AIM Global Income Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund               AIM High Yield Fund
AIM Capital Development Fund                 AIM Global Growth Fund                          AIM High Yield II Fund
AIM Charter Fund                             AIM Global Trends Fund                          AIM Income Fund
AIM Constellation Fund                       AIM Global Value Fund(5)                        AIM Intermediate Government Fund
AIM Dent Demographic Trends Fund             AIM International Core Equity Fund(2)           AIM Limited Maturity Treasury Fund(6,7)
AIM Diversified Dividend Fund(1)             AIM International Emerging Growth Fund          AIM Money Market Fund
AIM Emerging Growth Fund                     AIM International Growth Fund(2)                AIM Short-Term Bond Fund
AIM Large Cap Basic Value Fund                                                               AIM Strategic Income Fund
AIM Large Cap Growth Fund                                  SECTOR EQUITY                     AIM Total Return Bond Fund
AIM Libra Fund
AIM Mid Cap Basic Value Fund                 AIM Global Energy Fund                                          TAX-FREE
AIM Mid Cap Core Equity Fund(2)              AIM Global Financial Services Fund
AIM Mid Cap Growth Fund                      AIM Global Health Care Fund                     AIM High Income Municipal Fund
AIM Opportunities I Fund(2,3)                AIM Global Science and Technology Fund(2)       AIM Municipal Bond Fund
AIM Opportunities II Fund(2,3)               AIM Global Utilities Fund                       AIM Tax-Exempt Cash Fund
AIM Opportunities III Fund(2,3)              AIM New Technology Fund                         AIM Tax-Free Intermediate Fund(6,7)
AIM Premier Equity Fund(2)                   AIM Real Estate Fund
AIM Premier Equity II Fund(2)
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(4)
AIM Weingarten Fund


*Domestic equity and income fund

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002. (7) Class A3 shares were first offered on October 31, 2002.

    For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. As of March 31, 2003.

Mutual     Retirement     Annuities     College     Separately     Offshore     Alternative     Cash
Funds      Products                     Savings     Managed        Products     Investments     Management
                                        Plans       Accounts

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --SERVICEMARK--


                           YOUR GOALS. OUR SOLUTIONS.
                                 --SERVICEMARK--

AIMinvestments.com                                                      TEC-AR-1

                         ANNUAL REPORT / MARCH 31, 2003

                         AIM HIGH INCOME MUNICIPAL FUND

                                 [COVER IMAGE]

                      [AIM INVESTMENTS LOGO APPEARS HERE]

                                --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.

                                --Servicemark--

================================================================================

                                  [COVER IMAGE]

            BRIDGES ACROSS THE SEINE AT ASNIERES BY VINCENT VAN GOGH

  VAN GOGH LIVED IN PARIS FOR JUST TWO YEARS, DURING WHICH TIME HE VISITED MANY

 OF THE EARLY EXHIBITS OF THE IMPRESSIONISTS. THOSE EXHIBITS GREATLY INFLUENCED

     HIS OWN STYLE, AS REFLECTED IN HIS PAINTINGS OF THE FAST-GROWING FRENCH

     CAPITAL. AIM HIGH INCOME MUNICIPAL FUND INVESTS IN MUNICIPAL BONDS THAT

      HELP U.S. CITIES GROW AND EXPAND TO MEET THE NEEDS OF THEIR CITIZENS.

================================================================================

AIM HIGH INCOME MUNICIPAL FUND SEEKS TO ACHIEVE A HIGH LEVEL OF CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAXES.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:


o AIM High Income Municipal Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

o Had the advisor not waived fees and/or reimbursed expenses, returns would have been lower.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ due to different sales charge structures and class expenses.


o The 30-day yield is calculated using a formula defined by the Securities and Exchange Commission (SEC). The formula is based on the portfolio's potential earnings from dividends, interest, and yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses, calculated at maximum offering price, and annualized. The taxable-equivalent yield is calculated in the same manner as the 30-day yield, with an adjustment for a stated, assumed tax rate.


o The fund's 30-day distribution rate reflects its most recent monthly dividendo distribution multiplied by 12 and divided by the most recent month-end maximum offering price. The fund's distribution rate and 30-day yield will differ. The taxable-equivalent distribution rate is calculated in the same manner as the 30-day distribution rate, with an adjustment for a stated, assumed tax rate.


o U.S. Treasury securities such as bills, notes and bonds offer a high degree of safety, and they guarantee the timely payment of principal and interest if held to maturity. Fund shares are not insured, and their value and yield will vary with market conditions.

o Investing in higher-yielding, lower-rated municipal bonds, commonly known as "junk bonds", has a greater risk of price fluctuation and loss of principal and income than higher-rated general obligation municipal bonds and U.S. government securities (such as U.S. Treasury bills, notes and bonds), for which the government guarantees repayment of principal and interest if held to maturity.

o Some organizations chose not to have their bonds rated. Often the issuer of an unrated bond is a small entity or municipality that does not have extra money to pay for a rating.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:


o The unmanaged Lehman Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities, and asset-backed securities), is compiled by Lehman Brothers, a well-known global investment bank.

o The unmanaged Lehman Municipal Bond Index, which represents the performance of investment-grade municipal bonds, is compiled by Lehman Brothers, a well-known global investment bank.

o The unmanaged Lipper High Yield Municipal Debt Fund Index represents an average of the 10 largest high-yield municipal-bond funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.


     AN INVESTMENT IN THE FUND IS NOT A DEPOSIT IN A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
        GOVERNMENT AGENCY. THERE IS A RISK YOU COULD LOSE SOME OR ALL OF
                                   YOUR MONEY.


      This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

To Our Shareholders

                    Dear Shareholder:

[PHOTO OF           This letter and the pages that follow provide an annual
ROBERT H.           report on AIM High Income Municipal Fund for the fiscal year
GRAHAM]             ended March 31, 2003. I invite you to carefully read the
                    important information it contains.

DIVERSIFICATION     INVESTMENT CLIMATE
AGAIN PROVED ITS
VALUE DURING THIS   Diversification again proved its value during this fiscal
FISCAL YEAR AS      year as robust demand for fixed-income investments led to
ROBUST DEMAND FOR   positive returns for that asset class. For much of the
FIXED-INCOME        fiscal year, demand for bonds reflected investors' caution.
INVESTMENTS LED TO  Investors shunned equities in response to the prolonged
POSITIVE RETURNS    bear market and ongoing high volatility, favoring the
FOR THAT ASSET      relative stability of bonds, particularly those of high
CLASS.              quality. While investors' appetite for risk strengthened
ROBERT H. GRAHAM    late in 2002, the Lehman Treasury Index ended up
                    outperforming the Lehman Corporate Investment Grade Index
for the fiscal year as a whole. The high yield sector, which had languished the past few years, outperformed the investment-grade sector during the latter half of the fiscal year. Tax-exempt municipals provided substantial total returns for investors and outperformed Treasury issues on a tax-equivalent basis. Ample demand readily absorbed the high level of municipal issuance late in the fiscal year.

YOUR FUND MANAGERS' OBSERVATIONS

In the following pages, your fund's portfolio managers discuss market conditions during the reporting period and their investment strategies. I hope you find their comments informative. Timely information about your fund and the markets is available on our Web site, aiminvestments.com. Our Client Services Department can be reached during regular business hours at 800-959-4246.

IN CLOSING

Though U.S. equity markets have been rallying as a result of developments in the war in Iraq, the short-term economic outlook seems somewhat uncertain. On the one hand, the manufacturing sector contracted in March for the first time in months, and the service sector also declined for the month. On the other hand, low interest rates have kept the housing market vigorous and considerably lowered the cost of debt for both the public and the private sector. The painful bear market has brought equity values into a much more realistic and attractive range than at the height of the 1990s market frenzy.

    We at AIM remain essential optimists about the resilience of both our economy and our markets, and we are confident that over the long run disciplined investing in a diversified portfolio for which you have realistic expectations will remain a formula for investing success.

    Thank you for your continued participation in AIM Investments. I look forward to reporting to you again in six months.


Sincerely,

/S/ROBERT H. GRAHAM
Robert H. Graham
Chairman
March 31, 2003

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


FUND PROVIDES HIGH CURRENT INCOME, POSITIVE TOTAL RETURN


For the fiscal year ended March 31, 2003, AIM High Income Municipal Fund provided attractive current income, generally exempt from federal taxes, as well as a solid total return. Just as important, the fund offered relative safety during a period of significant economic and geopolitical uncertainty and stock market volatility. While fixed income investors enjoyed another year of positive returns, equity investors continued to suffer. For the year ended March 31, 2003, the Lehman Aggregate Bond Index returned 11.69% while the S&P 500 returned -24.75%.

    At the close of the fiscal year, the 30-day SEC yield for the fund's Class A shares stood at 5.73%--or 9.33% on a tax-equivalent basis. The fund's tax-free yield compared favorably to the taxable yield of a 10-year U.S. Treasury note, which was 3.82% at the close of the fiscal year. Total return for the fund's Class A shares was 6.81% at net asset value for the one-year period.

    Additional information about fund performance for the year covered by this report appears in the charts and tables below and on the pages that follow.

RELEVANT MARKET CONDITIONS

Economic signals were mixed for much of the fiscal year ended March 31, 2003. The economy grew, albeit unevenly. Sales of retail goods, new homes, and autos remained relatively strong even as unemployment generally rose and consumer confidence generally declined. While consumers continued to spend in the face of economic uncertainty, businesses were much more reluctant with their capital investment. At various points during the year, soaring energy prices, modest corporate profits, and geopolitical uncertainty were blamed for stock market volatility; the same factors underpinned another year of positive returns for most fixed income investments.

    Mixed economic data prompted the U.S. Federal Reserve Board (the Fed) to hold the short-term federal funds rate at 1.75%, for most of 2002. In November, the Fed cut it to 1.25%, where it remained at the close of the fiscal year.

    Economic weakness and a declining stock market caused state and local tax revenues to decline. Two associations of state legislators estimated in February that state governments faced collective budget deficits of between $94 billion and $113 billion. To deal with these deficits, many state and local governments took advantage of historically low interest rates to issue new debt, as well as to refinance existing debt. Long-term new issuance totaled $358.4 billion in 2002, more than 25% higher than 2001. Municipal bond issuance in the first quarter of 2003 totaled $83.4 billion, a record. Investors favored the perceived safety and lower volatility of bonds relative to equities. This strong investor demand meant that bond yields remained relatively low, but


================================================================================
PORTFOLIO COMPOSITION

RATINGS OF PORTFOLIO HOLDINGS

as of 3/31/03, based on total net assets


                                    [PIE Chart]
B                                      1.3%
BB                                     4.7%
BBB                                   14.7%
A                                      4.6%
AA                                     0.6%
AAA                                    8.8%
Other/Not Rated                       65.3%

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

================================================================================


TOP FIVE HOLDINGS
--------------------------------------------------------------------------------
COUPON MATURITYNET ASSETS

                                                                                            %
                                                                  COUPON     MATURITY   NET ASSETS
                                                                  ------     --------   ----------
1.       Tuscaloosa (City of)
         Educational Building Authority                             1.93%     10/1/23          2.6

2.       Onondaga (County of) Industrial Development
         Agency Solid Waste Disposal Facility                       7.00      11/1/30          1.6

3.       Overland Park (City of) Development Corp.                  7.38       1/1/32          1.5

4.       Beaver (County of) Industrial
         Development Authority                                      7.63       5/1/25          1.3

5.       New Jersey (State of) Health Care Facilities
         Financing Authority                                        7.25       7/1/27          1.2

--------------------------------------------------------------------------------
prices remained relatively strong. Bond yields and prices move inversely to one another; as bond yields rise, bond prices fall.

    This was true of high yield municipal bonds as well, although it should be pointed out that for most of the fiscal year covered by this report, issuance of high yield municipal bonds, in which the fund invests, was much less robust than issuance in the municipal market as a whole. Strong investor demand and limited supply helped strengthen prices for high yield municipal bonds but constrained yields.

FUND STRATEGIES AND TECHNIQUES

We continued to invest the bulk of fund assets in revenue bonds--bonds backed by revenues generated by the projects financed. Given economic uncertainties and rising deficits of government on all levels, we were particularly attracted to revenue bonds issued by entities providing essential services such as education, health care, housing, etc. Because such services are essential, revenues generated by those entities remain largely unaffected by economic weakness. In particular, the fund benefited from its exposure to health-care-related and education bonds.

    Our emphasis on revenue bonds tied to essential services helped us avoid two problems that grew during the fiscal year: tobacco bonds and airport bonds.

    Cash-strapped states in recent years have issued bonds tied to the national tobacco settlement. Late in 2002, investors worried whether large legal judgments against tobacco companies might jeopardize tobacco bond payments. (After the close of the fiscal year, the required annual payments were made.) Fortunately, at fiscal year-end, the fund had just 0.51% of its assets invested in such bonds.

    Airport bonds are issued to finance airport-related construction that benefits a specific airline; they are backed by revenues generated as a result. Given the dire financial condition of many airlines, airport bonds suffered. Airport bonds accounted for just 1.6% of the fund's net assets at the close of the fiscal year, and only one airport bond--accounting for just 0.3% of the fund's total net assets-- was unsecured.

    As always, we strove to maintain broad diversification by sector, credit rating, and geography to avoid undue single-issuer risk.

    We deployed net fund inflows to increase the number of fund holdings. The fund held 174 bonds at the beginning of the fiscal year, and 198 at its close. Duration is an indicator of the sensitivity of a bond's value to changes in market interest rates. The fund's duration declined significantly during the fiscal year, from 8.8 years to 7.0 years. While some of this change was the result of falling interest rates, much of it was intentional as we worked to reduce our exposure to longer maturity bonds, which will be more volatile when interest rates begin to rise.

IN CLOSING

During the fiscal year covered by this report, we were pleased to be able to provide investors with a high level of current income exempt from federal income taxes. Please be assured that we will continue to work diligently to achieve the fund's objective regardless of economic or geopolitical developments.

FUND STATISTICS

as of 3/31/03

FUND PROVIDES CURRENT INCOME


                30-Day            Taxable Equivalent      30-Day           Taxable Equivalent
                Distribution      30-Day Distribution     SEC Yield **     30-Day SEC Yield *
                Rate              Rate *
                ------------      -------------------     ------------     ------------------
Class A           5.76%                 9.38%                 5.73%              9.33%
Class B           5.30                  8.63                  5.25               8.55
Class C           5.30                  8.63                  5.25               8.55


ADDITIONAL FUND FACTS


Number of Bond Holdings             198

Weighted Average Maturity         21.65 Years

Average Duration                   6.98 Years

Bond Holdings by Type:

          Revenue                  92.7%
          General Obligation        6.0%
          Other                     1.3%


* Assumes the highest federal income tax rate in effect on March 31, 2003--38.6%.

** Had the advisor not waived fees and/or reimbursed expenses, 30-day yields would have been
5.28%, 4.78%, and 4.78% for Class A, Class B, and Class C shares, respectively.


================================================================================

                           PORTFOLIO MANAGEMENT TEAM

                                RICHARD A. BERRY

                                SHARON A. COPPER

                                 FRANKLIN RUBEN


================================================================================

                          See important fund and index
                        disclosures inside front cover.

FUND PERFORMANCE

RESULTS OF A $10,000 INVESTMENT
1/2/98-3/31/03 (Index performance is from 12/31/97)



                                    LINE ART

               AIM HIGH INCOME  AIM HIGH INCOME  AIM HIGH INCOME                     LIPPER HIGH YIELD
               MUNICIPAL FUND   MUNICIPAL FUND   MUNICIPAL FUND   LEHMAN MUNICIPAL   MUNICIPAL DEBT
DATE           CLASS A SHARES   CLASS B SHARES   CLASS C SHARES   BOND INDEX         FUND INDEX
------------   --------------   --------------   --------------   ----------------   -----------------
1/2/98                   9525            10000            10000              10000               10000
1/31/98                  9558            10024            10022              10103               10096
3/31/98                  9624            10080            10078              10115               10137
6/30/98                  9819            10255            10252              10269               10299
9/30/98                 10088            10526            10523              10585               10533
12/31/98                10125            10535            10532              10648               10557
3/31/99                 10202            10607            10604              10742               10643
6/30/99                 10118            10490            10487              10553               10524
9/30/99                  9837            10178            10175              10510               10404
12/31/99                 9354             9657             9665              10428               10173
3/31/00                  9408             9703             9701              10732               10300
6/30/00                  9420             9694             9702              10894               10342
9/30/00                  9529             9797             9793              11157               10549
12/31/00                 9708             9947             9955              11645               10653
3/31/01                  9889            10135            10132              11904               10861
6/30/01                 10121            10338            10335              11983               10994
9/30/01                 10347            10550            10547              12319               11225
12/31/01                10376            10559            10556              12243               11120
3/31/02                 10525            10690            10687              12357               11187
6/30/02                 10784            10933            10930              12809               11480
9/30/02                 11071            11204            11201              13418               11749
12/31/02                11124            11237            11234              13417               11754
3/31/03                 11237            11244            11329              13579               11809

Source: Lipper, Inc.

Your fund's total return includes sales charges, expenses, and management fees. Results for Class B shares are calculated as if a hypothetical shareholder had liquidated his entire investment in the fund at the close of the reporting period and paid the applicable contingent deferred sales charges.

    Performance of the fund's Class A, Class B, and Class C shares will differ due to different sales charge structures and class expenses. For fund performance calculations and indexes used in this report, please see the inside front cover.

    Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on fund distributions or sale of fund shares. Performance for the indexes does not reflect the effects of taxes either.

    This growth chart uses a logarithmic scale, which means the price scale (vertical axis) is structured so that a given distance always represents the same percent change in price, rather than the same absolute change in price. For example, the distance from one to 10 is the same as the distance from 10 to 100 on a logarithmic chart, but the latter distance is 10 times greater on a linear chart. A logarithmic scale better illustrates performance in the fund's early years before reinvested distributions and compounding create the potential for the original investment to grow to very large numbers.


FUND RETURNS

as of 3/31/03


FUND VS. INDEXES

Total returns 3/31/02-3/31/03
excluding sales charges

Class A Shares                         6.81%
Class B Shares                         6.02%
Class C Shares                         6.02%
Lehman Municipal Bond Index
(Broad Market Index/
Style-specific Index)                  9.89%
Lipper High Yield Municipal Debt
Fund Index (Peer Group Index)          5.58%


Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

    After-tax returns include sales charges and are calculated using the historical highest individual federal marginal income tax rate; they do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs.

AVERAGE ANNUAL TOTAL RETURNS

including sales charges


                       BEFORE TAXES        AFTER TAXES ON        AFTER TAXES ON
                       DISTRIBUTIONS       DISTRIBUTIONS
                                           AND SALE OF
                                           FUND SHARES

CLASS A SHARES
Inception (1/2/98)         2.25%            2.25%                 2.90%
5 Years                    2.15             2.15                  2.83
1 Year                     1.72             1.72                  3.35

CLASS B SHARES
Inception (1/2/98)         2.26%            2.26%                 2.79%
5 Years                    2.05             2.05                  2.63
1 Year                     1.02             1.02                  2.74

CLASS C SHARES
Inception (1/2/98)         2.41%            2.41%                 2.91%
5 Years                    2.36             2.36                  2.88
1 Year                     5.02             5.02                  5.19

FINANCIALS

SCHEDULE OF INVESTMENTS

March 31, 2003

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-98.64%

ALABAMA-2.59%

Tuscaloosa (City of) Educational Building
  Authority (Stillman College Project);
  Capital Improvement Refunding VRD Series
  2002 A RB
  (LOC-AmSouth Bank) 1.33%, 10/01/23(a)(b)     $3,470   $  3,470,000
====================================================================

ARIZONA-1.32%

Pima (County of) Industrial Development
  Authority (Health Care Facilities); Series
  2000 A RB
  8.25%, 11/15/22                                 640        657,843
--------------------------------------------------------------------
  8.50%, 11/15/32                                 300        311,256
--------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Radisson City Center Project);
  Refunding Series 2002 RB
  7.00%, 12/01/12                                 800        801,560
====================================================================
                                                           1,770,659
====================================================================

CALIFORNIA-1.38%

California (State of) Educational Facilities
  Authority (Fresno Pacific University);
  Series 2000 A RB
  6.75%, 03/01/19                               1,000      1,106,400
--------------------------------------------------------------------
California (State of) Educational Facilities
  Authority (Keck Graduate Institute); Series
  2000 RB
  6.75%, 06/01/30                                 390        429,160
--------------------------------------------------------------------
Los Angeles (City of) Regional Airports
  Improvement Corp. Los Angeles International
  Airport-Sub Lease Facilities (American
  Airlines Inc.); Refunding Series 2002 A-1
  RB
  7.13%, 12/01/24                                 500        320,015
====================================================================
                                                           1,855,575
====================================================================

COLORADO-8.34%

Bromley Park (District of) Metropolitan District No. 2; Limited Tax
  Series 2002 B GO
  8.05%, 12/01/32                                 500        507,250
--------------------------------------------------------------------
  Series 2003 GO
  8.05%, 12/01/32                                 750        752,227
--------------------------------------------------------------------
Buckhorn Valley (District of) Metropolitan
  District No. 2; Limited Tax Series 2003 GO
  7.00%, 12/01/23                                 500        499,660
--------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Academy Charter
  School Project); Series 2000 RB
  7.13%, 12/15/30                               1,195      1,288,963
--------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter
  School-Compass Montessori Project); Series
  2002 R-1 RB
  8.00%, 02/15/32                               1,000      1,006,460
--------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter
  School-Littleton Academy Building Project);
  Series 2002 RB
  6.00%, 01/15/22                                 500        499,945
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
COLORADO-(CONTINUED)

Colorado (State of) Educational & Cultural
  Facilities Authority (Charter School-Peak
  to Peak Project); Series 2001 RB
  7.63%, 08/15/31                              $  500   $    508,420
--------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter School-Platte
  Academy Project); Series 2002 A RB
  7.25%, 03/01/22                                 500        500,765
--------------------------------------------------------------------
  7.25%, 03/01/32                                 500        496,485
--------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter
  School-University Lab School Project);
  Series 2001 RB
  6.13%, 06/01/21                                 150        152,244
--------------------------------------------------------------------
  6.25%, 06/01/31                                 500        506,960
--------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Portercare Adventist Health);
  Hospital Series 2001 RB
  6.50%, 11/15/31                                 500        538,110
--------------------------------------------------------------------
Denver (City of) Health & Hospital Authority;
  Health Care Facilities Series 2001 A RB
  6.00%, 12/01/31                                 750        757,995
--------------------------------------------------------------------
La Plata (County of) Recreational Facilities
  (Durango Mountain Resort Project);
  Refunding Series 2001 A RB
  6.88%, 02/01/12                                 250        252,190
--------------------------------------------------------------------
Montrose (County of) (The Volunteers of
  America Homestead at Montrose); Health Care
  Facilities Series 2003 A RB
  5.75%, 02/01/15                                 250        245,710
--------------------------------------------------------------------
  6.75%, 02/01/22                                 200        199,384
--------------------------------------------------------------------
  7.00%, 02/01/25                                 800        803,232
--------------------------------------------------------------------
Saddle Rock (City of) South Metropolitan
  District No. 2 (Mill Levy Obligation);
  Limited Tax Series 2000 GO
  7.20%, 12/01/19                                 615        652,804
--------------------------------------------------------------------
University of Northern Colorado (Auxiliary
  Facilities System); Refunding & Improvement
  Series 2001 RB
  5.00%, 06/01/23(c)                            1,000      1,025,530
====================================================================
                                                          11,194,334
====================================================================

DISTRICT OF COLUMBIA-0.51%

District of Columbia (Tobacco Settlement
  Financing Corp.); Asset-Backed Series 2001
  RB
  6.50%, 05/15/33                                 750        687,382
====================================================================

FLORIDA-8.00%

Cory Lakes (District of) Community
  Development; Special Assessment Series 2001
  A GO
  8.38%, 05/01/17                                 495        536,501
--------------------------------------------------------------------
  Series 2001 B GO
  8.38%, 05/01/17                                 460        478,119
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
FLORIDA-(CONTINUED)

Fishhawk (District of) Community Development;
  Special Assessment Series 1996 GO
  7.63%, 05/01/18                              $  865   $    922,038
--------------------------------------------------------------------
Lee (County of) Industrial Development
  Authority (Cypress Cove at HealthPark);
  Health Care Facilities Series 2002 A RB
  6.75%, 10/01/32                               1,250      1,219,887
--------------------------------------------------------------------
Lexington Oaks (District of) Community
  Development; Special Assessment Series 2000
  B GO
  6.70%, 05/01/07                                 100        102,079
--------------------------------------------------------------------
Miami Beach (City of) Health Facilities
  Authority (Mount Sinai Medical Center);
  Hospital Series 2001 A RB
  6.70%, 11/15/19                               1,000        909,780
--------------------------------------------------------------------
Orange (County of) Housing Finance Authority
  (Brentwood Park Apartments Project);
  Multifamily Housing Series 1998 G RB
  6.40%, 07/01/32                               1,470      1,374,435
--------------------------------------------------------------------
Orange (County of) Housing Finance Authority
  (Palm West Apartments Project); Multifamily
  Housing Series 1999 B RB
  6.50%, 03/01/34                               1,000        919,370
--------------------------------------------------------------------
Orlando (City of) Urban Community
  Development; Capital Improvement Special
  Assessment Series 2001 A RB
  6.95%, 05/01/33                               1,000      1,021,160
--------------------------------------------------------------------
  Series 2001 B RB
  6.40%, 05/01/10                                 700        707,280
--------------------------------------------------------------------
Poinciana (District of) Community
  Development; Special Assessment Series 2000
  A GO
  7.13%, 05/01/31                               1,000      1,046,190
--------------------------------------------------------------------
Reunion East (District of) Community
  Development; Special Assessment Series 2002
  A GO
  7.38%, 05/01/33                               1,000      1,011,950
--------------------------------------------------------------------
Sumter (County of) Industrial Development
  Authority (Wecare Nursing Center Project);
  Health Care Facilities Series 1999 A RB
  6.75%, 04/01/29(d)                            1,405        492,467
====================================================================
                                                          10,741,256
====================================================================

GEORGIA-3.36%

Atlanta (City of) (Atlantic Station Project);
  Tax Increment Series 2001 RB
  7.75%, 12/01/14                                 750        775,365
--------------------------------------------------------------------
  7.90%, 12/01/24                                 750        777,810
--------------------------------------------------------------------
Fulton (County of) Housing Authority (Azalea
  Manor Project); Multifamily Housing Series
  1998 RB
  6.50%, 02/01/28                                 780        652,306
--------------------------------------------------------------------
Fulton (County of) Housing Authority
  (Washington Court Project); Multifamily
  Housing Series 1998 RB
  6.40%, 02/01/19                                 700        604,268
--------------------------------------------------------------------
  6.50%, 02/01/28                                 225        188,165
--------------------------------------------------------------------
Rockdale (County of) Development Authority
  (Visy Paper, Inc. Project); Solid Waste
  Disposal Series 1993 IDR 7.50%, 01/01/26(e)   1,500      1,510,245
====================================================================
                                                           4,508,159
====================================================================

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------

ILLINOIS-6.56%

Chicago (City of) (Chatham Ridge
  Redevelopment Project); Tax Increment
  Allocation Series 2002 RB
  5.95%, 12/15/12                              $  275   $    276,479
--------------------------------------------------------------------
  6.05%, 12/15/13                                 475        476,244
--------------------------------------------------------------------
Chicago (City of) (Lake Shore East Project);
  Special Assessment Series 2003 RB
  6.63%, 12/01/22                                 500        499,940
--------------------------------------------------------------------
  6.75%, 12/01/32                                 500        500,135
--------------------------------------------------------------------
Chicago (City of); Refunding Unlimited Tax
  Series 2003 A GO
  5.00%, 01/01/27(c)                            1,000      1,007,600
--------------------------------------------------------------------
Crestwood (City of); Tax Increment Refunding
  Non-Qualified Series 1994 RB
  7.25%, 12/01/03(f)(g)                           100        104,825
--------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bethesda Home & Retirement);
  Series 1999 A RB
  6.25%, 09/01/14                                 500        507,145
--------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Lifelink Corp. Obligation
  Group); Refunding Series 1998 RB
  5.70%, 02/15/24                                 850        692,087
--------------------------------------------------------------------
  5.85%, 02/15/20                                 350        303,621
--------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Lutheran Senior Ministries
  Obligation Group); Series 2001 A RB
  7.38%, 08/15/31                               1,280      1,296,013
--------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (SwedishAmerican Hospital);
  Series 2000 RB
  6.88%, 11/15/30                                 695        751,483
--------------------------------------------------------------------
Metropolitan Pier & Exposition Authority
  (McCormick Place Expansion); Dedicated
  State Tax Series 2002 A RB
  5.00%, 12/15/28(c)                            1,250      1,264,862
--------------------------------------------------------------------
Round Lake Beach (City of); Tax Increment
  Refunding Series 1993 RB
  7.50%, 12/01/13                               1,000      1,030,390
--------------------------------------------------------------------
Saint Charles (City of) (Tri-City Center
  Associates Ltd. Project); Series 1993 IDR
  (LOC-Old Kent Bank) 7.50%, 11/01/13(b)           90         90,214
====================================================================
                                                           8,801,038
====================================================================

INDIANA-0.71%

Petersburg (City of) (Indiana Power &
  Lighting Project); Refunding Convertible
  Series 1991 PCR 5.75%, 08/01/21               1,000        959,470
====================================================================

IOWA-0.07%

Iowa (State of) Finance Authority (Park West
  Housing Project); Multifamily Refunding
  Series 1993 RB
  8.00%, 10/01/23                                 100        100,503
====================================================================

KANSAS-3.05%

Hutchinson (City of) Health Care Facilities
  (Wesley Towers Inc.); Refunding &
  Improvement Series 1999 A RB
  6.25%, 11/15/19                                 750        722,212
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
KANSAS-(CONTINUED)

Lawrence (City of) Commercial Development
  (Holiday Inn Project); Sr. Refunding Series
  1997 A IDR 8.00%, 07/01/16                   $   40   $     34,855
--------------------------------------------------------------------
Lenexa (City of) Health Care Facilities
  (Lakeview Village Inc.); Series 2002 C RB
  6.88%, 05/15/32                                 750        760,995
--------------------------------------------------------------------
Olathe (City of) Senior Living Facilities
  (Aberdeen Village Inc.); Series 2000 A RB
  7.00%, 05/15/20                                 200        204,022
--------------------------------------------------------------------
  7.50%, 05/15/24                                 330        333,320
--------------------------------------------------------------------
Overland Park (City of) Development Corp.
  (First Tier-Overland Park Project); Series
  2001 A RB
  7.38%, 01/01/32                               2,000      2,037,940
====================================================================
                                                           4,093,344
====================================================================

KENTUCKY-1.04%

Jefferson (County of) Health Facilities
  (Beverly Enterprises Inc. Project);
  Refunding Series 1999 RB
  5.88%, 08/01/07                                 555        553,524
--------------------------------------------------------------------
Kenton (County of) Airport Board (Delta
  Airlines Project); Special Facilities
  Series 1992 B RB
  7.25%, 02/01/22                                 500        360,945
--------------------------------------------------------------------
Newport (City of) Public Properties Corp.
  (Public Parking & Plaza); First Mortgage
  Series 2000 A-1 RB
  8.50%, 01/01/27                                 500        481,015
====================================================================
                                                           1,395,484
====================================================================

MARYLAND-1.95%

Anne Arundel (County of) (Parole Town Center
  Project); Tax Increment Financing Series
  2002 RB
  5.00%, 07/01/12                                 500        503,460
--------------------------------------------------------------------
Howard (County of); Retirement Facilities
  (Columbia Vantage House Corp.); Series 2000
  A RB
  7.88%, 05/15/10(f)(h)                           780      1,008,649
--------------------------------------------------------------------
Maryland (State of) Health and Higher
  Educational Facilities Authority
  (University of Maryland Medical System);
  Series 2000 RB
  6.75%, 07/01/30                               1,000      1,110,870
====================================================================
                                                           2,622,979
====================================================================

MASSACHUSETTS-0.74%

Massachusetts (State of) Development Finance
  Agency (Briarwood); Series 2001 B RB
  7.50%, 12/01/16                                 500        510,245
--------------------------------------------------------------------
Massachusetts (State of) Health & Educational
  Facilities Authority (Christopher House);
  Refunding Series 1999 A RB
  6.88%, 01/01/29                                 500        487,285
====================================================================
                                                             997,530
====================================================================

MICHIGAN-3.51%

Garden City (City of) Hospital Finance
  Authority (Garden City Hospital Obligated
  Group); Hospital Refunding Series 1998 A RB
  5.75%, 09/01/17                                 500        379,750
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Gogebic (County of) Hospital Finance
  Authority (Grand View Health System Inc.);
  Refunding Series 1999 RB
  5.88%, 10/01/16                              $  920   $    841,800
--------------------------------------------------------------------
Mecosta (County of) General Hospital;
  Refunding Unlimited Tax Series 1999 GO
  6.00%, 05/15/18                                 500        471,620
--------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (Detroit Academy); Public School Academy
  Series 2001 A RB
  7.90%, 10/01/21                                 500        513,195
--------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (Public School-YMCA Service Learning
  Academy); Series 2001 RB
  7.75%, 10/01/31                                 500        506,970
--------------------------------------------------------------------
Michigan (State of) Strategic Fund (Detroit
  Edison Pollution Control); Refunding Ltd.
  Obligation Series 2001 C PCR
  5.45%, 09/01/29                                 500        510,110
--------------------------------------------------------------------
Wenonah Park Properties Inc. (Bay City
  Hotel); Series 2002 RB
  7.50%, 04/01/33                               1,000        977,860
--------------------------------------------------------------------
  7.88%, 04/01/22                                 500        509,570
====================================================================
                                                           4,710,875
====================================================================

MINNESOTA-7.00%

Edina (City of) Health Care Facilities (The
  Volunteers of America Care Centers Project
  of Minnesota); Series 2002 A RB
  6.63%, 12/01/22                                 250        257,427
--------------------------------------------------------------------
  6.63%, 12/01/30                                 250        254,070
--------------------------------------------------------------------
Fairmont (City of) (The Homestead-GEAC LLC
  Project); Housing Facilities Series 2002
  A-1 RB
  7.25%, 04/01/22                                 915        926,437
--------------------------------------------------------------------
Glencoe (City of) Health Care Facilities
  (Glencoe Regional Health Services Project);
  Series 2001 RB
  7.40%, 04/01/21                                 250        258,377
--------------------------------------------------------------------
  7.50%, 04/01/31                                 500        516,675
--------------------------------------------------------------------
Minneapolis (City of) Health Care Facility
  (Ebenezer Society Project); Series 1993 A
  RB
  7.00%, 07/01/12                                 100        100,129
--------------------------------------------------------------------
Minneapolis (City of) Health Care Facility
  (Shelter Care Foundation); Series 1999 A RB
  6.00%, 04/01/10                                 840        830,105
--------------------------------------------------------------------
Moorhead (City of) Economic Development
  Authority (Housing Development-Eventide
  Project); Multifamily Housing Refunding
  Series 1998 A RB
  6.00%, 06/01/18                                 500        502,455
--------------------------------------------------------------------
Oakdale (City of) Senior Housing (Oak Meadows
  Project); Senior Housing Series 1997 RB
  6.75%, 04/01/15                                 600        602,100
--------------------------------------------------------------------
Richfield (City of); Senior Housing Series
  2000 A RB
  7.38%, 02/01/19                                 435        445,266
--------------------------------------------------------------------
St. Cloud (City of) Housing & Redevelopment
  Authority (Sterling Heights Apartments
  Project); Multifamily Housing Series 2002
  RB
  7.00%, 10/01/23(e)                              495        496,881
--------------------------------------------------------------------
  7.45%, 10/01/32(e)                              155        155,577
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
MINNESOTA-(CONTINUED)

St. Paul (City of) Housing & Redevelopment
  Authority (Charter School -- New Spirit
  Project); Lease Revenue Refunding Series
  2002 A RB
  7.50%, 12/01/31                              $  890   $    885,185
--------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Community of Peace Academy
  Project); Series 2001 A RB
  7.38%, 12/01/19                                 900        919,485
--------------------------------------------------------------------
St. Paul (City of) Port Authority & Hotel
  Facilities (Radisson Kellogg Project);
  Refunding Series 1999 2 RB
  7.38%, 08/01/29                               1,225      1,255,796
--------------------------------------------------------------------
Woodbury (City of) (Math Science Academy
  Project); Lease Revenue Refunding Series
  2002 A RB
  7.38%, 12/01/24                                 750        740,745
--------------------------------------------------------------------
  7.50%, 12/01/31                                 250        247,300
====================================================================
                                                           9,394,010
====================================================================

MISSISSIPPI-0.12%

Ridgeland (City of) Urban Renewal (The
  Orchard Limited Project); Refunding Series
  1993 A RB
  7.75%, 12/01/15                                 150        154,976
====================================================================

MISSOURI-2.90%

Des Peres (City of) (West County Center
  Project); Tax Increment Refunding Series
  2002 A RB
  5.75%, 04/15/20                               1,000      1,002,420
--------------------------------------------------------------------
Fenton (City of) (Gravois Bluffs Project);
  Tax Increment Refunding & Improvement
  Series 2001 RB
  7.00%, 10/01/21                               1,050      1,109,241
--------------------------------------------------------------------
Hazelwood (District of) Transportation
  Development (370 Missouri Bottom
  Road/Taussig Road); Tax Increment Series
  2002 RB
  7.00%, 05/01/22                                 750        759,398
--------------------------------------------------------------------
  7.20%, 05/01/33                                 500        506,205
--------------------------------------------------------------------
St. Louis (City of) Airport; Series 2000 RB
  6.00%, 07/01/03(f)(h)                           500        510,875
====================================================================
                                                           3,888,139
====================================================================

NEVADA-1.44%

Boulder (City of) (Boulder City Hospital Inc.
  Project); Refunding Hospital Series 1998 RB
  5.85%, 01/01/22                               1,000        864,910
--------------------------------------------------------------------
Clark (County of) (Nevada Power Company
  Project); Refunding Series 1992 C IDR
  7.20%, 10/01/22                                 550        550,022
--------------------------------------------------------------------
University of Nevada (Community College
  System); Series 2002 A RB
  5.40%, 07/01/31(c)                              500        523,310
====================================================================
                                                           1,938,242
====================================================================

NEW HAMPSHIRE-0.80%

New Hampshire (State of) Business Finance
  Authority (Alice Peck Day Health System);
  Series 1999 A RB
  6.88%, 10/01/19                               1,050      1,059,734
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
NEW HAMPSHIRE-(CONTINUED)

New Hampshire (State of) Higher Educational &
  Health Facilities Authority (Daniel Webster
  College); Series 1994 RB
  7.63%, 07/01/04(f)(h)                        $   10   $     10,909
====================================================================
                                                           1,070,643
====================================================================

NEW JERSEY-3.93%

New Jersey (State of) Economic Development
  Authority (Continental Airlines, Inc.
  Project); Special Facility Series 2000 RB
  7.00%, 11/15/30(e)                              500        318,410
--------------------------------------------------------------------
  7.20%, 11/15/30(e)                              425        272,748
--------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Hamilton Continued Care); First
  Mortgage Series 2000 A RB
  8.35%, 11/01/30                               1,200      1,229,220
--------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Seashore Gardens Project); First
  Mortgage Series 2001 RB
  8.00%, 04/01/23                                 800        826,088
--------------------------------------------------------------------
  8.00%, 04/01/31                                 500        512,780
--------------------------------------------------------------------
New Jersey (State of) Economic Development
  Facilities Authority (Cedar Crest Village
  Inc.); Retirement Community Services Series
  2001 A RB
  7.25%, 11/15/21                                 500        501,310
--------------------------------------------------------------------
New Jersey (State of) Health Care Facilities
  Financing Authority (Raritan Bay Medical
  Center); Series 1994 RB
  7.25%, 07/01/14                                  50         51,856
--------------------------------------------------------------------
  7.25%, 07/01/27                               1,500      1,565,145
====================================================================
                                                           5,277,557
====================================================================

NEW YORK-4.91%

Monroe (County of) Industrial Development
  Agency (Woodland Village Project); Civic
  Facility Series 2000 RB
  8.55%, 11/15/32                               1,000      1,068,800
--------------------------------------------------------------------
New York (City of) Industrial Development
  Agency (Marymount Manhattan College
  Project); Civic Facility Series 1993 RB
  7.00%, 07/01/03(f)(h)                           150        155,093
--------------------------------------------------------------------
New York (City of) Industrial Development
  Agency (Staten Island University Hospital
  Project); Civic Facility Series 2002 C RB
  6.45%, 07/01/32                                 400        413,860
--------------------------------------------------------------------
Onondaga (County of) Industrial Development
  Agency Solid Waste Disposal Facility
  (Solvay Paperboard LLC Project); Refunding
  Series 1998 IDR 7.00%, 11/01/30(e)            2,000      2,084,080
--------------------------------------------------------------------
Orange (County of) Industrial Development
  Agency (Arden Hill Life Care Center
  Newburgh); Civic Facility Series 2001 C RB
  7.00%, 08/01/31                                 550        547,910
--------------------------------------------------------------------
Suffolk (County of) Industrial Development
  Agency (Spellman High Voltage Facility);
  Series 1997 A IDR 6.38%, 12/01/17(e)            350        324,153
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
NEW YORK-(CONTINUED)

Syracuse (City of) Industrial Development
  Agency (Jewish Home); First Mortgage Series
  2001 A RB
  7.38%, 03/01/21                              $  350   $    363,293
--------------------------------------------------------------------
  7.38%, 03/01/31                                 500        515,365
--------------------------------------------------------------------
Westchester (County of) Industrial
  Development Agency (Hebrew Hospital Senior
  Housing Inc.); Continuing Care Retirement
  Series 2000 A RB
  7.00%, 07/01/21                                 600        605,226
--------------------------------------------------------------------
  7.38%, 07/01/30                                 500        508,825
====================================================================
                                                           6,586,605
====================================================================

NORTH CAROLINA-0.57%

North Carolina (State of) Medical Care
  Commission Health Care Facilities (Arbor
  Acres United Methodist Community Project);
  First Mortgage Series 2002 RB
  6.38%, 03/01/32                                 500        505,750
--------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission Retirement Facilities (Forest at
  Duke Project); First Mortgage Series 2002
  RB
  6.38%, 09/01/32                                 250        252,768
====================================================================
                                                             758,518
====================================================================

NORTH DAKOTA-0.31%

Grand Forks (City of) Senior Housing (4000
  Valley Square Project); Special Term Series
  1997 RB
  6.38%, 12/01/34                                 490        410,723
====================================================================

OHIO-3.13%

Cuyahoga (County of) Hospital Facilities
  (Canton Inc. Project); Series 2000 RB
  7.50%, 01/01/30                                 750        827,535
--------------------------------------------------------------------
Cuyahoga (County of) Port Authority; Special
  Assessment Tax Increment Series 2001 RB
  7.35%, 12/01/31                               1,000      1,021,710
--------------------------------------------------------------------
Franklin (County of) Health Care Facilities
  (Ohio Presbyterian); Series 2001 A RB
  7.13%, 07/01/29                                 500        529,615
--------------------------------------------------------------------
Lucas (County of) Health Care Facilities
  (Sunset Retirement Communities); Refunding
  & Improvement Series 2000 A RB
  6.50%, 08/15/20                                 500        524,925
--------------------------------------------------------------------
  Series 2000 A RB
  6.55%, 08/15/24                                 500        526,230
--------------------------------------------------------------------
Madison (County of) (Madison County Hospital
  Project); Hospital Improvement Refunding
  Series 1998 RB
  6.25%, 08/01/18                                 815        773,370
====================================================================
                                                           4,203,385
====================================================================

OKLAHOMA-0.47%

Oklahoma (State of) Development Financing
  Authority (Comanche County Hospital
  Project); Series 2002 B RB
  6.60%, 07/01/31                                 625        628,856
====================================================================

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------

PENNSYLVANIA-12.35%

Allegheny (County of) Hospital Development
  Authority (Covenant at South Hills); Series
  2001 A RB
  8.63%, 02/01/21                              $  500   $    553,155
--------------------------------------------------------------------
  8.75%, 02/01/31                                 500        553,675
--------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Villa St. Joseph of Baden);
  Health Care Facilities Series 1998 RB
  6.00%, 08/15/28                               1,000        849,680
--------------------------------------------------------------------
Beaver (County of) Industrial Development
  Authority (Cleveland Electric Project);
  Refunding Series 1995 PCR 7.63%, 05/01/25     1,600      1,727,888
--------------------------------------------------------------------
Blair (County of) Industrial Development
  Authority (Village of Pennsylvania State
  Project); Series 2002 A RB
  6.90%, 01/01/22                                 500        504,455
--------------------------------------------------------------------
  7.00%, 01/01/34                                 500        504,430
--------------------------------------------------------------------
Bucks (County of) Industrial Development
  Authority (Pennswood Village Project);
  Series 2002 A RB
  6.00%, 10/01/34                                 500        511,725
--------------------------------------------------------------------
Chartiers Valley (City of) Industrial &
  Commercial Development Authority (Asbury
  Health Center); First Mortgage Refunding
  Series 1999 RB
  6.38%, 12/01/19                               1,000        988,380
--------------------------------------------------------------------
Clarion (County of) Industrial Development
  Authority (Beverly Enterprises Inc.
  Project); Refunding Series 2001 RB
  7.38%, 12/01/08                                 500        510,215
--------------------------------------------------------------------
Crawford (County of) Hospital Authority
  (Wesbury United Methodist Community);
  Senior Living Facilities Series 1999 RB
  6.25%, 08/15/29                                 750        722,670
--------------------------------------------------------------------
Cumberland (County of) Industrial Development
  Authority (Woods Cedar Run); First Mortgage
  Refunding Series 1998 A RB
  6.50%, 11/01/18(d)                            1,000        704,860
--------------------------------------------------------------------
Cumberland (County of) Municipal Authority
  (Wesley Affiliated Services, Inc.);
  Retirement Community Series 2002 A RB
  7.13%, 01/01/25                                 700        688,128
--------------------------------------------------------------------
Lancaster (County of) Hospital Authority
  (Health Center-Saint Anne's Home); Series
  1999 RB
  6.63%, 04/01/28                               1,000        975,580
--------------------------------------------------------------------
Lancaster (County of) Industrial Development
  Authority (Garden Spot Village Project);
  Series 2000 A RB
  7.60%, 05/01/22                                 250        261,628
--------------------------------------------------------------------
  7.63%, 05/01/31                                 500        522,065
--------------------------------------------------------------------
Lawrence (County of) Industrial Development
  Authority (Shenango Presbyterian Center);
  Senior Health & Housing Facilities Series
  2001 B RB
  7.50%, 11/15/31                               1,000        970,150
--------------------------------------------------------------------
Lehigh (County of) General Purpose Authority
  (Bible Fellowship Church Home Inc.); First
  Mortgage Series 2001 RB
  7.63%, 11/01/21                                 250        261,333
--------------------------------------------------------------------
  7.75%, 11/01/33                                 750        785,213
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Montgomery (County of) Higher Education &
  Health Authority (Philadelphia Geriatric
  Center); Series 1999 A RB
  7.38%, 12/01/30                              $1,340   $  1,345,668
--------------------------------------------------------------------
  Series 1999 D RB
  7.38%, 12/01/04(f)(h)                           110        121,683
--------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Temple Continuing Care
  Center); Series 1999 RB
  6.63%, 07/01/19(d)                            1,250        628,975
--------------------------------------------------------------------
  6.75%, 07/01/29(d)                              460        230,828
--------------------------------------------------------------------
North Penn (City of) Health Hospital &
  Education Authority (Maple Village
  Project); Hospital Series 2000 A RB
  8.00%, 10/01/32                                 300        301,590
--------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Student Association
  Inc. Project); Student Housing Series 2000
  A RB
  6.75%, 09/01/20                                 500        527,735
--------------------------------------------------------------------
  6.75%, 09/01/32                                 320        334,704
--------------------------------------------------------------------
Philadelphia (City of) Hospitals & Higher
  Education Facilities Authority (Chestnut
  Hill College); Series 1999 RB
  6.00%, 10/01/29                                 500        486,750
====================================================================
                                                          16,573,163
====================================================================

SOUTH CAROLINA-1.39%

South Carolina (State of) Jobs & Economic
  Development Authority (Palmetto Health
  Alliance); Hospital Facilities Improvement
  Series 2000 A RB
  7.38%, 12/15/21                                 800        897,664
--------------------------------------------------------------------
South Carolina (State of) Jobs & Economic
  Development Authority (Wesley Commons
  Project); Health Facilities First Mortgage
  Series 2000 RB
  7.75%, 10/01/15                                 700        683,641
--------------------------------------------------------------------
  8.00%, 10/01/31                                 300        287,706
====================================================================
                                                           1,869,011
====================================================================

SOUTH DAKOTA-0.37%

South Dakota (State of) Health & Educational
  Facilities Authority (Westhills Village
  Retirement Community); Refunding Series
  2003 RB
  5.65%, 09/01/23                                 500        495,785
====================================================================

TEXAS-9.36%

Abilene (City of) Health Facilities
  Development (Sears Methodist Retirement);
  Corporate Retirement Facilities Series 1998
  A RB
  5.88%, 11/15/18                               1,000        935,440
--------------------------------------------------------------------
Atlanta (City of) Hospital Authority;
  Hospital Facility Series 1999 RB
  6.70%, 08/01/19                                 500        485,945
--------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Authority (Army Retirement
  Residence Project); Refunding Series 2002
  RB
  6.30%, 07/01/32                                 500        501,060
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
TEXAS-(CONTINUED)

Bexar (County of) Housing Finance Corp.
  (American Opportunity Housing); Multifamily
  Housing Sr. Series 2002 A-1 RB
  6.85%, 12/01/23                              $  750   $    760,185
--------------------------------------------------------------------
Bexar (County of) Housing Finance Corp.
  (Villa Madrid/Cumberland Apartments);
  Multifamily Housing Series 1998 A RB
  7.25%, 05/01/16                                 200        201,078
--------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Memorial Hermann Health
  Care Project); Hospital Series 2001 A RB
  6.38%, 06/01/29                                 500        532,590
--------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (St. Luke's Episcopal
  Hospital); Series 2001 A RB
  5.63%, 02/15/18                                 750        790,590
--------------------------------------------------------------------
Harris (County of); Refunding Series 2002 RB
  5.13%, 08/15/31(c)                              370        377,008
--------------------------------------------------------------------
Houston (City of) Airport System (Continental
  Airlines Project); Special Facilities
  Series 2001 E RB
  6.75%, 07/01/29(e)                            1,500        796,920
--------------------------------------------------------------------
Meadow Parc Development Inc. (Meadow Parc
  Apartments Project); Multifamily Housing
  Series 1998 RB
  6.50%, 12/01/30                               1,250      1,182,600
--------------------------------------------------------------------
Midlothian (City of) Development Authority;
  Tax Increment Contract
  Series 1999 RB
  6.70%, 11/15/23                                 900        916,488
--------------------------------------------------------------------
  Series 2001 RB
  7.88%, 11/15/26                               1,000      1,110,580
--------------------------------------------------------------------
Richardson (City of) Hospital Authority
  (Richardson Medical Center); Unrefunded
  Hospital Series 1993 RB
  6.75%, 12/01/23                               1,000      1,030,180
--------------------------------------------------------------------
Texas (State of) Gulf Coast Waste Disposal
  Authority (Valero Energy Corp. Project);
  Waste Disposal Series 2001 IDR
  6.65%, 04/01/32(e)                              900        903,015
--------------------------------------------------------------------
University of Texas (Financing System);
  Series 2001 C RB
  5.00%, 08/15/20                               1,000      1,035,900
--------------------------------------------------------------------
Woodhill Public Facility Corp. (Woodhill
  Apartments Project); Multifamily Housing
  Series 1999 RB
  7.50%, 12/01/29                               1,000      1,004,260
====================================================================
                                                          12,563,839
====================================================================

VERMONT-0.45%

Vermont (State of) Educational & Health
  Buildings Financing Agency (Copley Manor
  Project); Health Care Facilities Series
  1999 RB
  6.25%, 04/01/29(d)                            1,000        602,710
====================================================================

VIRGINIA-2.74%

Albemarle (County of) Industrial Development
  Authority (Westminster-Canterbury Project);
  Residential Care Facilities Series 2001 A
  RB
  6.20%, 01/01/31                               1,000      1,006,380
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Hampton (City of) Redevelopment & Housing
  Authority (Olde Hampton Hotel Association);
  First Mortgage Refunding Series 1998 A RB
  6.50%, 07/01/16                              $  500   $    478,235
--------------------------------------------------------------------
Henrico (County of) Economic Development
  Authority (Virginia United Methodist Homes
  Inc.); Refunding Residential Care
  Facilities Series 2002 A RB
  6.50%, 06/01/22                                 750        741,825
--------------------------------------------------------------------
Lynchburg (City of) Industrial Development
  Authority (The Summit); Residential Care
  Facilities Mortgage Series 2002 A RB
  6.25%, 01/01/28                                 500        501,475
--------------------------------------------------------------------
Newport News (City of) Redevelopment &
  Housing Authority (Residential Rental-St.
  Michaels); Multifamily Housing Series 1998
  RB
  7.63%, 11/01/18                                 470        435,549
--------------------------------------------------------------------
Virginia (State of) Peninsula Ports Authority
  (Culpeper Baptist Retirement Community,
  Inc.); Residential Care Facilities Series
  2003 A RB
  7.38%, 12/01/23                                 500        508,225
====================================================================
                                                           3,671,689
====================================================================

WISCONSIN-2.89%

Wisconsin (State of) Health & Educational
  Facilities Authority (Community Memorial
  Hospital Inc. Project); Series 2003 RB
  7.13%, 01/15/22                               1,190      1,188,965
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (FH Healthcare
  Development Inc. Project); Series 1999 RB
  6.25%, 11/15/20                              $1,250   $  1,323,988
--------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (New Castle Place Inc.
  Project); Series 2001 A RB
  7.00%, 12/01/31                                 250        250,470
--------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Oakwood Villlage
  Project); Series 2000 A RB
  7.63%, 08/15/30                               1,000      1,109,730
====================================================================
                                                           3,873,153
====================================================================

WYOMING-0.38%

Teton (County of) Hospital District (St.
  John's Medical Center); Series 2002 RB
  6.75%, 12/01/22                                 500        503,335
====================================================================
TOTAL INVESTMENTS-98.64% (Cost $133,745,601)             132,372,927
====================================================================
OTHER ASSETS LESS LIABILITIES-1.36%                        1,819,981
====================================================================
NET ASSETS-100.00%                                      $134,192,908
____________________________________________________________________
====================================================================

Investment Abbreviations:

GO   - General Obligation Bonds
IDR  - Industrial Development Revenue Bonds
LOC  - Letter of Credit
PCR  - Pollution Control Revenue Bonds
RB   - Revenue Bonds
Sr.  - Senior
VRD  - Variable Rate Demand

Notes to Schedule of Investments:

(a) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined weekly. Rate shown is the rate in effect on 03/31/03.
(b) Principal and interest payments are guaranteed by the letter of credit agreement.
(c) Principal and interest are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., or MBIA Insurance Corp.
(d) Defaulted security. The issuer is currently making interest payments to the Fund, but it is in default with certain covenants of the debt provisions.
(e) Security subject to the alternative minimum tax.
(f) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(g) Advance refunded; secured by an escrow fund of cash collateral.
(h) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2003

ASSETS:

Investments, at market value (cost
  $133,745,601)                                $132,372,927
-----------------------------------------------------------
Receivables for:
  Investments sold                                  432,911
-----------------------------------------------------------
  Fund shares sold                                  230,781
-----------------------------------------------------------
  Interest                                        2,809,484
-----------------------------------------------------------
Investment for deferred compensation plan            20,041
-----------------------------------------------------------
Other assets                                         20,643
===========================================================
    Total assets                                135,886,787
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,001,450
-----------------------------------------------------------
  Fund shares reacquired                            170,376
-----------------------------------------------------------
  Dividends                                         344,184
-----------------------------------------------------------
  Deferred compensation plan                         20,041
-----------------------------------------------------------
Accrued distribution fees                           122,812
-----------------------------------------------------------
Accrued transfer agent fees                           8,575
-----------------------------------------------------------
Accrued operating expenses                           26,441
===========================================================
    Total liabilities                             1,693,879
===========================================================
Net assets applicable to shares outstanding    $134,192,908
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 77,997,525
___________________________________________________________
===========================================================
Class B                                        $ 42,698,895
___________________________________________________________
===========================================================
Class C                                        $ 13,496,488
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                           9,025,780
___________________________________________________________
===========================================================
Class B                                           4,935,766
___________________________________________________________
===========================================================
Class C                                           1,560,319
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       8.64
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.64 divided by
      95.25%)                                  $       9.07
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       8.65
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       8.65
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS

For the year ended March 31, 2003

INVESTMENT INCOME:

Interest                                         $8,492,166
___________________________________________________________
===========================================================

EXPENSES:

Advisory fees                                       752,845
-----------------------------------------------------------
Administrative services fees                         50,000
-----------------------------------------------------------
Custodian fees                                        5,380
-----------------------------------------------------------
Distribution fees -- Class A                        184,141
-----------------------------------------------------------
Distribution fees -- Class B                        395,195
-----------------------------------------------------------
Distribution fees -- Class C                        122,982
-----------------------------------------------------------
Transfer agent fees                                  70,979
-----------------------------------------------------------
Trustees' fees                                        9,753
-----------------------------------------------------------
Other                                               112,723
===========================================================
    Total expenses                                1,703,998
===========================================================
Less: Fees waived                                  (622,928)
-----------------------------------------------------------
    Expenses paid indirectly                         (1,807)
===========================================================
    Net expenses                                  1,079,263
===========================================================
Net investment income                             7,412,903
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from net investment
  securities                                       (605,000)
-----------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                             977,784
===========================================================
Net gain from investment securities                 372,784
===========================================================
Net increase in net assets resulting from
  operations                                     $7,785,687
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2003 and 2002

                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  7,412,903    $  6,637,711
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (605,000)     (1,373,656)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                     977,784       1,001,629
==========================================================================================
    Net increase in net assets resulting from operations         7,785,687       6,265,684
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (4,437,153)     (4,375,332)
------------------------------------------------------------------------------------------
  Class B                                                       (2,087,123)     (1,737,007)
------------------------------------------------------------------------------------------
  Class C                                                         (649,224)       (465,897)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        6,735,334       8,187,685
------------------------------------------------------------------------------------------
  Class B                                                        6,719,088      10,223,695
------------------------------------------------------------------------------------------
  Class C                                                        2,151,183       4,528,845
==========================================================================================
    Net increase in net assets                                  16,217,792      22,627,673
==========================================================================================

NET ASSETS:

  Beginning of year                                            117,975,116      95,347,443
==========================================================================================
  End of year                                                 $134,192,908    $117,975,116
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $144,276,753    $128,671,148
------------------------------------------------------------------------------------------
  Undistributed net investment income                              277,866          38,463
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                  (8,989,037)     (8,384,037)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                  (1,372,674)     (2,350,458)
==========================================================================================
                                                              $134,192,908    $117,975,116
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM High Income Municipal Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income exempt from federal income taxes.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Portfolio securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Securities with a demand feature exercisable within one to seven days are valued at par. Notwithstanding the above, short-term obligations with maturities of 60 days or less and commercial paper are valued at amortized cost which approximates market value.

       The Fund's investments include lower-rated and unrated debt securities which may be more susceptible to adverse economic conditions than investment grade holdings.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay "exempt interest dividends", as defined in the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                    ANNUAL RATE
---------------------------------------------------------
First $500 million                               0.60%
---------------------------------------------------------
Over $500 million up to and including $1
  billion                                        0.55%
---------------------------------------------------------
Over $1 billion up to and including $1.5
  billion                                        0.50%
---------------------------------------------------------
Over $1.5 billion                                0.45%
_________________________________________________________
=========================================================


    AIM has voluntarily agreed to limit Fund operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements), if any, for Class A, Class B and Class C shares to 0.55%, 1.30% and 1.30%, respectively. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. During periods of voluntary fee waivers to the extent that the annualized expense ratio does not exceed the voluntary limit for the period, AIM will retain its ability to be reimbursed for such fee waivers prior to the end of the fiscal year. For the year ended March 31, 2003, AIM waived fees of $622,928.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended March 31, 2003, AIM was paid $50,000 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2003, AFS retained $37,089 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended March 31, 2003, the Class A, Class B and Class C shares paid $184,141, $395,195 and $122,982, respectively.

    Front-end sales commissions and contingent deferred sales charges ("sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended March 31, 2003, AIM Distributors retained $36,027 in front-end sales commissions from the sale of Class A shares and $16,815, $0 and $6,300 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the year ended March 31, 2003, the Fund paid legal fees of $3,497 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended March 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,807 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $1,807.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended March 31, 2003, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

    AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. The Fund did not borrow or lend under either facility during the year ended March 31, 2003.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended March 31, 2003 and 2002 were as follows:

                                         2003          2002
--------------------------------------------------------------
Distributions paid from:
Ordinary income                       $    5,355    $       --
--------------------------------------------------------------
Ordinary income-tax exempt             7,168,145     6,578,236
==============================================================
                                      $7,173,500    $6,578,236
______________________________________________________________
==============================================================


Tax Components of Beneficial Interest:

As of March 31, 2003, the components of beneficial interest on a tax basis were as follows:

Undistributed ordinary income--tax exempt      $    297,467
-----------------------------------------------------------
Unrealized appreciation
  (depreciation)--investments                    (1,365,415)
-----------------------------------------------------------
Temporary book/tax differences                      (28,907)
-----------------------------------------------------------
Capital loss carryforward                        (8,793,985)
-----------------------------------------------------------
Post-October capital loss deferral                 (193,005)
-----------------------------------------------------------
Shares of beneficial interest                   144,276,753
===========================================================
                                               $134,192,908
___________________________________________________________
===========================================================

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales, the tax treatment of market discount and the tax treatment of defaulted bonds.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
March 31, 2007                                 $   11,394
----------------------------------------------------------
March 31, 2008                                    995,895
----------------------------------------------------------
March 31, 2009                                  3,558,416
----------------------------------------------------------
March 31, 2010                                  3,255,459
----------------------------------------------------------
March 31, 2011                                    972,821
==========================================================
Total capital loss carryforward                $8,793,985
__________________________________________________________
==========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended March 31, 2003 was $29,327,006 and $16,633,085, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of March 31, 2003 was as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 3,956,788
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (5,322,203)
===========================================================
Net unrealized appreciation (depreciation)
  of investment securities                      $(1,365,415)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $133,738,342.



NOTE 8--SHARE INFORMATION


The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the years ended March 31, 2003 and 2002 were as follows:

                                                                         2003                          2002
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,898,601    $ 33,779,729     3,982,092    $ 34,583,981
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,618,049      14,056,371     1,807,094      15,706,727
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,040,669       9,025,377       989,594       8,586,847
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        234,534       2,033,306       225,105       1,951,631
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        107,996         937,454        87,253         758,083
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         43,482         377,408        29,497         256,000
======================================================================================================================
Conversion of Class B shares to Class A shares:*
  Class A                                                         35,825         309,734            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (35,737)       (309,734)           --              --
======================================================================================================================
Reacquired:
  Class A                                                     (3,394,049)    (29,387,435)   (3,265,341)    (28,347,927)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (918,345)     (7,965,003)     (720,671)     (6,241,115)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (836,817)     (7,251,602)     (495,955)     (4,314,002)
======================================================================================================================
                                                               1,794,208    $ 15,605,605     2,638,668    $ 22,940,225
______________________________________________________________________________________________________________________
======================================================================================================================

* Prior to the year ended March 31, 2003, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                              ---------------------------------------------------------
                                                                                YEAR ENDED MARCH 31,
                                                              ---------------------------------------------------------
                                                               2003          2002          2001       2000       1999
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.59       $  8.59       $  8.72    $ 10.04    $  9.99
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.54          0.55(a)       0.54       0.56       0.54
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.03         (0.01)        (0.11)     (1.32)      0.05
=======================================================================================================================
    Total from investment operations                             0.57          0.54          0.43      (0.76)      0.59
=======================================================================================================================
Less dividends from net investment income                       (0.52)        (0.54)        (0.56)     (0.56)     (0.54)
=======================================================================================================================
Net asset value, end of period                                $  8.64       $  8.59       $  8.59    $  8.72    $ 10.04
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                                  6.81%         6.41%         5.12%     (7.79)%     6.01%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $77,998       $70,873       $62,820    $38,645    $49,570
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               0.55%(c)      0.55%         0.55%      0.50%      0.29%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            1.05%(c)      1.07%         1.17%      1.28%      1.29%
=======================================================================================================================
Ratio of net investment income to average net assets             6.22%(c)      6.26%(a)      6.23%      5.95%      5.41%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate                                            14%           30%           15%        51%        30%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortization of discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share would have been $0.54 and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(b) Includes adjustments in accordance with accounting principles generally accepted in the Unites States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $73,656,527.

                                                                                       CLASS B
                                                              ---------------------------------------------------------
                                                                                YEAR ENDED MARCH 31,
                                                              ---------------------------------------------------------
                                                               2003          2002          2001       2000       1999
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.60       $  8.61       $  8.72    $ 10.04    $  9.99
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.47          0.48(a)       0.47       0.48       0.47
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.04         (0.02)        (0.10)     (1.32)      0.04
=======================================================================================================================
    Total from investment operations                             0.51          0.46          0.37      (0.84)      0.51
=======================================================================================================================
Less dividends from net investment income                       (0.46)        (0.47)        (0.48)     (0.48)     (0.46)
=======================================================================================================================
Net asset value, end of period                                $  8.65       $  8.60       $  8.61    $  8.72    $ 10.04
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                                  6.02%         5.47%         4.44%     (8.54)%     5.23%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $42,699       $35,811       $25,730    $20,298    $13,850
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               1.30%(c)      1.31%         1.30%      1.26%      1.04%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            1.80%(c)      1.83%         1.92%      2.04%      2.04%
=======================================================================================================================
Ratio of net investment income to average net assets             5.47%(c)      5.50%(a)      5.48%      5.19%      4.66%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate                                            14%           30%           15%        51%        30%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortization of discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(b) Includes adjustments in accordance with accounting principles generally accepted in the Unites States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $39,519,481.

                                                                                     CLASS C
                                                              ------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
                                                              ------------------------------------------------------
                                                               2003          2002          2001      2000      1999
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.60       $  8.61       $ 8.72    $10.04    $ 9.99
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.47          0.48(a)      0.47      0.48      0.47
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.04         (0.02)       (0.10)    (1.32)     0.04
====================================================================================================================
    Total from investment operations                             0.51          0.46         0.37     (0.84)     0.51
====================================================================================================================
Less dividends from net investment income                       (0.46)        (0.47)       (0.48)    (0.48)    (0.46)
====================================================================================================================
Net asset value, end of period                                $  8.65       $  8.60       $ 8.61    $ 8.72    $10.04
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                  6.02%         5.47%        4.43%    (8.54)%    5.23%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $13,496       $11,292       $6,797    $4,100    $3,017
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               1.30%(c)      1.31%        1.30%     1.26%     1.04%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            1.80%(c)      1.83%        1.92%     2.04%     2.04%
====================================================================================================================
Ratio of net investment income to average net assets             5.47%(c)      5.50%(a)     5.48%     5.19%     4.66%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                            14%           30%          15%       51%       30%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortization of discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(b) Includes adjustments in accordance with accounting principles generally accepted in the Unites States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $12,298,147.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM High Income Municipal Fund and the Board of Trustees of AIM Tax-Exempt Funds:



We have audited the accompanying statement of assets and liabilities of AIM High Income Municipal Fund (a portfolio of AIM Tax-Exempt Funds), including the schedule of investments, as of March 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through March 31, 2000 were audited by other auditors whose report dated May 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM High Income Municipal Fund as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Houston, Texas
May 5, 2003

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of AIM Tax-Exempt Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER       PRINCIPAL OCCUPATION(S)                      OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE            DURING PAST 5 YEARS                          HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1993             Director and Chairman, A I M Management      None
   Trustee, Chairman and                            Group Inc. (financial services holding
   President                                        company); and Director and Vice Chairman,
                                                    AMVESCAP PLC (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive
                                                    Officer, A I M Management Group Inc.;
                                                    Director, Chairman and President, A I M
                                                    Advisors, Inc. (registered investment
                                                    advisor); and Director and Chairman, A I M
                                                    Capital Management, Inc. (registered
                                                    investment advisor), A I M Distributors,
                                                    Inc. (registered broker dealer), A I M
                                                    Fund Services, Inc., (registered transfer
                                                    agent), and Fund Management Company
                                                    (registered broker dealer)
--------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003             Director, President and Chief Executive      Director, Chairman, President
   Trustee and Executive Vice                       Officer, A I M Management Group Inc.         and Chief Executive Officer,
   President                                        (financial services holding company);        INVESCO Bond Funds, Inc.,
                                                    Director, Chairman and President, A I M      INVESCO Combination Stock &
                                                    Advisors, Inc. (registered investment        Bond Funds, Inc., INVESCO
                                                    advisor); Director, A I M Capital            Counselor Series Funds, Inc.,
                                                    Management, Inc. (registered investment      INVESCO Global and
                                                    advisor) and A I M Distributors, Inc.        International Funds, Inc.,
                                                    (registered broker dealer), Director and     INVESCO Manager Series Funds,
                                                    Chairman, A I M Fund Services, Inc.          Inc., INVESCO Money Market
                                                    (registered transfer agent), and Fund        Funds, Inc., INVESCO Sector
                                                    Management Company (registered broker        Funds, Inc., INVESCO Stock
                                                    dealer); and Chief Executive Officer,        Funds, Inc., INVESCO
                                                    AMVESCAP PLC -- AIM Division (parent of      Treasurer's Series Funds, Inc.
                                                    AIM and a global investment management       and INVESCO Variable Investment
                                                    firm)                                        Funds, Inc.
                                                    Formerly: Director, Chairman and Chief
                                                    Executive Officer, INVESCO Funds Group,
                                                    Inc.; and Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products
--------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001             Of Counsel, law firm of Baker & McKenzie     Badgley Funds, Inc. (registered
   Trustee                                                                                       investment company)
--------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993             Chairman, Crockett Technology Associates     ACE Limited (insurance
   Trustee                                          (technology consulting company)              company); and Captaris, Inc.
                                                                                                 (unified messaging provider)
--------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000             Director, Magellan Insurance Company;        Cortland Trust, Inc.
   Trustee                                          Member of Advisory Board of Rotary Power     (registered investment company)
                                                    International (designer, manufacturer, and
                                                    seller of rotary power engines); and
                                                    Director, The Boss Group (private equity
                                                    group)
                                                    Formerly: Director, President and Chief
                                                    Executive Officer, Volvo Group North
                                                    America, Inc.; Senior Vice President, AB
                                                    Volvo; and director of various affiliated
                                                    Volvo companies
--------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998             Formerly: Chairman, Mercantile Mortgage      None
   Trustee                                          Corp.; President and Chief Operating
                                                    Officer, Mercantile-Safe Deposit & Trust
                                                    Co.; and President, Mercantile Bankshares
                                                    Corp.
--------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997             Chief Executive Officer, Twenty First        Administaff
   Trustee                                          Century Group, Inc. (government affairs
                                                    company) and Texana Timber LP
--------------------------------------------------------------------------------------------------------------------------------

  (1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

  (2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

As of January 1, 2003

The address of each trustee and officer of AIM Tax-Exempt Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                      OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                          HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------

   CARL FRISCHLING -- 1937          1993               Partner, law firm of Kramer Levin Naftalis   Cortland Trust, Inc.
   TRUSTEE                                             and Frankel LLP                              (registered investment company)
-----------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950       1998               Formerly: Chief Executive Officer, YWCA of   None
   Trustee                                             the USA
-----------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942         1993               Partner, law firm of Pennock & Cooper        None
   Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935          2001               Retired                                      None
   Trustee
-----------------------------------------------------------------------------------------------------------------------------------

   Louis S. Sklar -- 1939           1993               Executive Vice President, Hines (real        None
   Trustee                                             estate development company)
-----------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------

   Gary T. Crum(3) -- 1947          1993               Director and President, A I M Capital        N/A
   Senior Vice President                               Management, Inc.; Director and Executive
                                                       Vice President, A I M Management Group
                                                       Inc.; Director and Senior Vice President,
                                                       A I M Advisors, Inc.; and Director, A I M
                                                       Distributors, Inc. and AMVESCAP PLC
-----------------------------------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955           1993               Managing Director and Chief Research         N/A
   Vice President                                      Officer -- Fixed Income, A I M Capital
                                                       Management, Inc.; and Vice President,
                                                       A I M Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Melville B. Cox -- 1943          1993               Vice President and Chief Compliance          N/A
   Vice President                                      Officer, A I M Advisors, Inc. and A I M
                                                       Capital Management, Inc.; and Vice
                                                       President, A I M Fund Services, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960        1993               Managing Director and Chief Cash             N/A
   Vice President                                      Management Officer, A I M Capital
                                                       Management, Inc.; Director and President,
                                                       Fund Management Company; and Vice
                                                       President, A I M Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(3) -- 1940       2002               Vice President, A I M Advisors, Inc., and    N/A
   Vice President                                      President, Chief Executive Officer and
                                                       Chief Investment Officer, A I M Capital
                                                       Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Dana R. Sutton -- 1959           1993               Vice President and Fund Treasurer, A I M     N/A
   Vice President and Treasurer                        Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Nancy L. Martin(4) -- 1957       2003               Vice President, A I M Advisors, Inc.; and    N/A
   Secretary                                           Vice President and General Counsel, A I M
                                                       Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

  (3) Information is current as of January 10, 2003.
  (4) Ms. Martin became secretary of the Trust on April 1, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            A I M Distributors, Inc.        Ernst & Young LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               5 Houston Center
Houston, TX 77046               Suite 100                       Suite 100                       1401 McKinney
                                Houston, TX 77046               Houston, TX 77046               Suite 1200
                                                                                                Houston, TX 77010
COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       A I M Fund Services, Inc.       Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   100 Church Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          New York, NY 10286
Philadelphia, PA 19103          New York, NY 10022

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2003.

AIM High Income Municipal Fund Class A, Class B and Class C paid ordinary dividends in the amount of $0.522, $0.4584, and $0.4584 per share, respectively, during its tax year ended March 31, 2003. Of this amount, 99.93% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the appropriate Form 1099-DIV.

THE AIM FAMILY OF FUNDS--Registered Trademark--


         DOMESTIC EQUITY                            INTERNATIONAL/GLOBAL EQUITY                          FIXED INCOME

                                             AIM Asia Pacific Growth Fund(2)                                TAXABLE
                                             AIM Developing Markets Fund
AIM Aggressive Growth Fund                   AIM European Growth Fund(2)                    AIM Floating Rate Fund
AIM Balanced Fund*                           AIM European Small Company Fund                AIM Global Income Fund
AIM Basic Balanced Fund*                     AIM Global Aggressive Growth Fund              AIM High Yield Fund
AIM Basic Value Fund                         AIM Global Growth Fund                         AIM High Yield II Fund
AIM Blue Chip Fund                           AIM Global Trends Fund                         AIM Income Fund
AIM Capital Development Fund                 AIM Global Value Fund(5)                       AIM Intermediate Government Fund
AIM Charter Fund                             AIM International Core Equity Fund(2)          AIM Limited Maturity Treasury Fund(6,7)
AIM Constellation Fund                       AIM International Emerging Growth Fund         AIM Money Market Fund
AIM Dent Demographic Trends Fund             AIM International Growth Fund(2)               AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)                                                            AIM Strategic Income Fund
AIM Emerging Growth Fund                                   SECTOR EQUITY                    AIM Total Return Bond Fund
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund                    AIM Global Energy Fund                                        TAX-FREE
AIM Libra Fund                               AIM Global Financial Services Fund
AIM Mid Cap Basic Value Fund                 AIM Global Health Care Fund                    AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund(2)              AIM Global Science and Technology Fund(2)      AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                      AIM Global Utilities Fund                      AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund(2,3)                AIM New Technology Fund                        AIM Tax-Free Intermediate Fund(6,7)
AIM Opportunities II Fund(2,3)               AIM Real Estate Fund
AIM Opportunities III Fund(2,3)
AIM Premier Equity Fund(2)
AIM Premier Equity II Fund(2)
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(4)
AIM Weingarten Fund


 *Domestic equity and income fund


(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3)Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002. (7) Class A3 shares were first offered on October 31, 2002.

   For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. As of March 31, 2003.


Mutual   Retirement    Annuities     College     Separately      Offshore     Alternative    Cash
Funds    Products                    Savings     Managed         Products     Investments    Management
                                     Plans       Accounts

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --SERVICEMARK--


                           YOUR GOALS. OUR SOLUTIONS.

                                --SERVICEMARK--



AIMinvestments.com                                                      HIM-AR-1

                         ANNUAL REPORT / MARCH 31, 2003

                         AIM TAX-FREE INTERMEDIATE FUND

                                  [COVER IMAGE]

                       [AIM INVESTMENTS LOGO APPEARS HERE]

                                 --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.

                                 --Servicemark--

================================================================================

                                  [COVER IMAGE]

                   A FISHERMAN IN HIS BOAT BY VINCENT VAN GOGH

  JUST AS THE FISHERMAN IN VAN GOGH'S PAINTING DESIRES CALM RIVER WATERS, MANY

  INVESTORS SEEK STABILITY IN THEIR INVESTMENTS. AIM TAX-FREE INTERMEDIATE FUND

   MANAGERS ENDEAVOR TO PROVIDE INVESTORS WITH REASSURANCE AND CALM BY SEEKING

                  TAX-FREE INCOME AND PRESERVATION OF CAPITAL.

================================================================================

AIM TAX-FREE INTERMEDIATE FUND SEEKS TO GENERATE AS HIGH A LEVEL OF TAX-EXEMPT INCOME AS IS CONSISTENT WITH PRESERVATION OF CAPITAL.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Tax-Free Intermediate Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

o Had the advisor not waived fees and/or reimbursed expenses in the past, returns would have been lower.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 1.00% sales charge. Class A shares were closed to new investors effective 10/30/02. Class A3 shares (inception 10/31/02) are sold without a sales charge.

o The 30-day yield is calculated using a formula defined by the Securities and Exchange Commission. The formula is based on the portfolio's potential earnings from dividends, interest, and yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses, calculated at maximum offering price, and annualized. The taxable-equivalent yield is calculated in the same manner as the 30-day yield, with an adjustment for a stated, assumed tax rate.

o The fund's 30-day distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end maximum offering price. The fund's distribution rate and 30-day yield will differ. The taxable-equivalent distribution rate is calculated in the same manner as the 30-day distribution rate, with an adjustment for a stated, assumed tax rate.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lehman Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a well-known global investment bank.

o The unmanaged Lehman Municipal Bond Index, which represents the performance of investment-grade municipal bonds, is compiled by Lehman Brothers, a well-known global investment bank.

o The unmanaged Lipper Intermediate Municipal Debt Fund Index represents an average of the 30 largest intermediate-term municipal-bond funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged ML (Merrill Lynch) 3-7 Year Municipal Index is an equal-weighted index that tracks the total return performance of the U.S. municipal market; the index consists of investment grade, publicly traded, fixed-rate, coupon-bearing municipal securities with maturities of three to seven years.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT IN A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
       AGENCY. THERE IS A RISK YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

      This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This letter and the pages that follow provide an annual
ROBERT H.           report on AIM Tax-Free Intermediate Fund for the fiscal year
GRAHAM]             ended March 31, 2003. I invite you to carefully read the
                    important information it contains.
DIVERSIFICATION
AGAIN PROVED ITS    INVESTMENT CLIMATE
VALUE DURING THIS
FISCAL YEAR AS      Diversification again proved its value during this fiscal
ROBUST DEMAND FOR   year as robust demand for fixed-income investments led to
FIXED-INCOME        positive returns for that asset class. For much of the
INVESTMENTS LED TO  fiscal year, demand for bonds reflected investors' caution.
POSITIVE RETURNS    Investors shunned equities in response to the prolonged bear
FOR THAT ASSET      market and ongoing high volatility, favoring the relative
CLASS.              stability of bonds, particularly those of high quality.
ROBERT H. GRAHAM    While investors' appetite for risk strengthened late in
                    2002, the Lehman Treasury Index ended up outperforming the
Lehman Corporate Investment Grade Index for the fiscal year as a whole. The high yield sector, which had languished the past few years, outperformed the investment-grade sector during the latter half of the fiscal year. Tax-exempt municipals provided substantial total returns for investors and outperformed Treasury issues on a tax-equivalent basis. Ample demand readily absorbed the high level of municipal issuance late in the fiscal year.

YOUR FUND MANAGERS' OBSERVATIONS

In the following pages, your fund's portfolio managers discuss market conditions during the reporting period and their investment strategies. I hope you find their comments informative. Timely information about your fund and the markets is available on our Web site, aiminvestments.com. Our Client Services Department can be reached during regular business hours at 800-959-4246.

IN CLOSING

Though U.S. equity markets have been rallying as a result of developments in the war in Iraq, the short-term economic outlook seems somewhat uncertain. On the one hand, the manufacturing sector contracted in March for the first time in months, and the service sector also declined for the month. On the other hand, low interest rates have kept the housing market vigorous and considerably lowered the cost of debt for both the public and the private sector. The painful bear market has brought equity values into a much more realistic and attractive range than at the height of the 1990s market frenzy.

    We at AIM remain essential optimists about the resilience of both our economy and our markets, and we are confident that over the long run disciplined investing in a diversified portfolio for which you have realistic expectations will remain a formula for investing success.

    Thank you for your continued participation in AIM Investments. I look forward to reporting to you again in six months.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
March 31, 2003

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FUND CONTINUES TO PROVIDE CURRENT INCOME, POSITIVE TOTAL RETURN

For the fiscal year ended March 31, 2003, AIM Tax-Free Intermediate Fund provided:

o   attractive current income, exempt from federal income taxes;

o   a solid total return; and

o   preservation of capital.

    Just as important, the fund offered relative safety during a period of significant economic and geopolitical uncertainty and stock market volatility. While fixed income investors enjoyed another year of positive returns, equity investors continued to suffer. For the year ended March 31, 2003 the Lehman Aggregate Bond Index returned 11.69% while the S&P 500 returned -24.75%.

    At the close of the fiscal year, the 30-day SEC yield for AIM Tax-Free Intermediate Fund's Class A shares stood at 2.38%, or 3.88% on a tax-equivalent basis. The fund's Class A3 shares offered a 30-day SEC yield of 2.01%, or 3.27% on a tax-equivalent basis.

    At the close of the fiscal year, the 30-day distribution rate was 3.96% for Class A shares and 3.64% for Class A3 shares. On a tax-equivalent basis, the 30-day distribution rate was 6.45% for Class A shares and 5.93% for Class A3 shares. Additional information about fund performance for the year covered by this report appears in the charts and tables below and on the pages that follow.

RELEVANT MARKET CONDITIONS

Economic signals were mixed for much of the fiscal year. The economy grew, albeit unevenly. Sales of retail goods, new homes, and autos remained relatively strong even as unemployment generally rose and consumer confidence generally declined. While consumers continued to spend in the face of economic uncertainty, businesses were much more reluctant with their capital investment. At various points during the year, soaring energy prices, modest corporate profits, and geopolitical uncertainty were blamed for stock-market volatility; the same factors underpinned another year of positive returns for most fixed income investments.

    Mixed economic data prompted the U.S. Federal Reserve Board (the Fed) to hold the short-term federal funds rate at 1.75% for most of 2002. In November, the Fed cut it to 1.25%, where it remained at the close of the fiscal year.

    Economic weakness and a declining stock market caused state and local tax revenues to decline. Two associations of state legislators estimated in February that state governments faced collective budget deficits of between $94 billion and $113 billion. To deal with these deficits, many state and local governments took advantage of historically low interest rates to issue new debt, as well as to refinance existing debt. Long-term new issuance totaled $358.4 billion in 2002, more than 25% higher than 2001. Municipal bond issuance in the first quarter of 2003 totaled $83.4 billion, a record.

================================================================================

                             LONG-TERM NEW ISSUANCE

                             TOTALED $358.4 BILLION

                                  IN 2002, MORE

                                 THAN 25% HIGHER

                                   THAN 2001.

================================================================================

PORTFOLIO COMPOSITION

as of 3/31/03, based on total net assets

RATINGS OF PORTFOLIO HOLDINGS

                        [PIE CHART]

NOT RATED/OTHER             4.1%

A                           5.4%

AA                         21.6%

AAA                        68.9%

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

================================================================================

TOP FIVE HOLDINGS

                                                                   %
                                            COUPON   MATURITY  NET ASSETS

1. District of Columbia                      5.50%    6/1/09      3.1

2. Chicago (City of)
   (Central Loop Redevelopment)              6.50     12/1/08     1.6

3. New Jersey (State of)
   Transportation Trust Fund Authority       5.50     6/15/10     1.6

4. Energy Northwest (Washington)             5.50     7/1/11      1.5

5. San Antonio (City of) Electric &
   Gas Systems                               5.25     2/1/10      1.3

================================================================================

Investors favored the perceived safety and lower volatility of bonds relative to equities. This strong investor demand meant that new and refunding bond sales were robust. It also meant that yields remained low, but prices remained strong. Bond yields and prices move inversely to one another; as bond yields rise, bond prices fall.

FUND STRATEGIES AND TECHNIQUES

We continued to invest the majority of fund assets in revenue bonds--bonds backed by revenues generated by public works projects. Given economic uncertainties and the rising debt levels of many governments, we especially favored revenue bonds issued by entities providing essential services, such as education, health care, housing, etc. This emphasis on revenue bonds tied to essential services helped us avoid two problems that arose during the fiscal year: tobacco bonds and airport bonds.

    Cash-strapped states in recent years have issued bonds tied to the national tobacco settlement. Late in 2002, investors began to worry whether large legal judgments against tobacco companies might jeopardize tobacco bond payments. Fortunately, at fiscal year-end, the fund had just 0.2% of its assets invested in such bonds.

    Airport bonds are issued to finance airport-related construction that benefits a specific airline; they are backed by revenues generated as a result. Given the dire financial condition of many airlines, airport bonds have suffered. Airport bonds accounted for less than 1.5% of the fund's net assets at the close of the fiscal year, and all such bonds in the portfolio were insured.

    While the number of fund holdings declined somewhat, from 383 at the start of the fiscal year to 305 at its close, we maintained broad diversification by sector and geography to avoid undue single-issuer risk. We also maintained the average AA+ credit rating of the fund's holdings.

    Duration is an indicator of the sensitivity of a bond's value to changes in market interest rates. We reduced the fund's duration during the fiscal year from 4.9 years to 4.5 years. We used positive cash flow to purchase short-duration bonds, which lowered the fund's duration. We did this because we believed that while no imminent changes in interest rates are likely, over the long term interest rates are likely to rise.

IN CLOSING

During the fiscal year covered by this report, we were pleased to be able to provide investors with as high a level of tax-exempt income as possible, consistent with the preservation of investors' capital. Please be assured that we will continue to work diligently to achieve the fund's objective regardless of economic or geopolitical developments.

================================================================================

FUND STATISTICS

as of 3/31/03

FUND PROVIDES CURRENT INCOME

                          30-DAY          TAXABLE EQUIVALENT
                          DISTRIBUTION    30-DAY DISTRIBUTION      30-DAY          TAXABLE EQUIVALENT
                          RATE            RATE *                   SEC YIELD       30-DAY SEC YIELD *

Class A                    3.96%           6.45%                    2.38%           3.88%

Class A3                   3.64            5.93                     2.01            3.27

* Assumes the highest federal income tax rate in effect on March 31, 2003--38.6%.

================================================================================

ADDITIONAL FUND FACTS

Number of Bond Holdings             305

Average Quality Rating**            AA+

Weighted Average Maturity           5.73 Years

Average Duration                    4.50 Years

**The average credit quality of the holdings in the fund is historical and is based on A I M Advisors, Inc.'s assessment through an analysis of the portfolio's credit quality, composition, management, and weekly portfolio reviews.

================================================================================

                                    [GRAPHIC]

                           For more information visit
                               AIMinvestments.com

================================================================================

                            PORTFOLIO MANAGEMENT TEAM

                          RICHARD A. BERRY, CO-MANAGER

                          STEPHEN D. TURMAN, CO-MANAGER

================================================================================

                          See important fund and index
                         disclosures inside front cover.

FUND PERFORMANCE

RESULTS OF A $10,000 INVESTMENT

3/31/93-3/31/03

Performance of the fund's Class A and Class A3 shares will differ due to different sales charge structures and class expenses. For fund performance calculations and indexes used in this report, please see the inside front cover.

    Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on fund distributions or sale of fund shares. Performance for the indexes does not reflect the effects of taxes either.

    This growth chart uses a logarithmic scale, which means the price scale (vertical axis) is structured so that a given distance always represents the same percent change in price, rather than the same absolute change in price. For example, the distance from one to 10 is the same as the distance from 10 to 100 on a logarithmic chart, but the latter distance is 10 times greater on a linear chart. A logarithmic scale better illustrates performance in the fund's early years before reinvested distributions and compounding create the potential for the original investment to grow to very large numbers.

================================================================================

                                     [CHART]

                  AIM TAX-FREE                               LIPPER INTERMEDIATE
                  INTERMEDIATE FUND     LEHMAN MUNICIPAL     MUNICIPAL DEBT
DATE              CLASS A SHARES        BOND INDEX           FUND INDEX
03/31/93          9,900                 10,000               10,000
06/30/93          10,131                10,327               10,252
09/30/93          10,394                10,676               10,549
12/31/93          10,513                10,826               10,674
03/31/94          10,245                10,232               10,259
06/30/94          10,351                10,345               10,354
09/30/94          10,418                10,416               10,415
12/31/94          10,363                10,266               10,298
03/31/95          10,774                10,992               10,810
06/30/95          10,987                11,257               11,054
09/30/95          11,200                11,581               11,321
12/31/95          11,422                12,059               11,623
03/31/96          11,426                11,913               11,560
06/30/96          11,494                12,005               11,610
09/30/96          11,654                12,280               11,824
12/31/96          11,857                12,593               12,084
03/31/97          11,920                12,563               12,080
06/30/97          12,207                12,998               12,399
09/30/97          12,474                13,390               12,704
12/31/97          12,716                13,753               12,979
03/31/98          12,846                13,911               13,102
06/30/98          12,979                14,122               13,262
09/30/98          13,314                14,557               13,629
12/31/98          13,414                14,644               13,707
03/31/99          13,526                14,774               13,784
06/30/99          13,358                14,513               13,555
09/30/99          13,448                14,454               13,564
12/31/99          13,427                14,342               13,522
03/31/00          13,620                14,759               13,760
06/30/00          13,790                14,982               13,927
09/30/00          14,091                15,344               14,220
12/31/00          14,527                16,016               14,696
03/31/01          14,862                16,372               15,027
06/30/01          14,957                16,480               15,139
09/30/01          15,344                16,942               15,530
12/31/01          15,177                16,838               15,400
03/31/02          15,307                16,995               15,510
06/30/02          15,940                17,617               16,060
09/30/02          16,575                18,454               16,681
12/31/02          16,638                18,452               16,685
03/31/03          16,813                18,675               16,849

Source: Lipper, Inc.

================================================================================

FUND RETURNS

as of 3/31/03

FUND VS. INDEXES

3/31/02-3/31/03, excluding sales charges

Class A Shares                                9.86%

Class A3 Shares*                              9.38%

Lehman Municipal Bond Index
(Broad Market Index)                          9.89%

ML (Merrill Lynch) 3-7 Year Municipal
Index (Style-Specific Index)                 10.74%

Lipper Intermediate Municipal Debt Fund
Index (Peer Group Index)                      8.63%

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

including sales charges

CLASS A SHARES
Inception (5/11/87)          6.10%
  10 Years                   5.33
   5 Years                   5.32
   1 Year                    8.78

CLASS A3 SHARES
  10 Years                   5.06%
   5 Years                   5.14
   1 Year                    9.38

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

    *Performance shown for periods prior to the inception of Class A3 shares (inception date 10/31/02) reflects the historical results of Class A shares (inception 5/11/87), adjusted to reflect the impact that the Class A3 Rule 12b-1 plan would have had if the Class A3 had then existed. Class A and Class A3 shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

March 31, 2003


                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------------
MUNICIPAL BONDS-98.49%

ALABAMA-2.01%

Alabama (State of) (Parks System Improvement
  Corp.); Unlimited Series 2001 C GO
  5.50%, 06/01/10                                AA      Aa3    $1,060   $  1,215,608
-------------------------------------------------------------------------------------
Alabama Special Care Facilities Financing
  Authority (Birmingham Charity Obligated
  Group); Hospital Series 1997 D RB
  4.95%, 11/01/07(b)(c)                         NRR      Aaa       790        852,149
-------------------------------------------------------------------------------------
Birmingham (City of); Refunding Unlimited Tax
  Series 2001 B GO
  5.25%, 07/01/10(d)                            AAA      Aaa     1,950      2,201,179
-------------------------------------------------------------------------------------
Jefferson (County of) (Public Improvements
  Project); Unlimited Tax Series 2001 A GO
  5.00%, 04/01/10(d)                            AAA      Aaa     2,925      3,244,878
-------------------------------------------------------------------------------------
Jefferson (County of) (School Improvements
  Project); Limited Tax Series 2000 GO
  5.05%, 02/15/09(d)                            AAA      Aaa     1,000      1,114,050
-------------------------------------------------------------------------------------
Lauderdale & Florence (County of) Health Care
  Authority (Coffee Health Group Project)
  Series 1999 A RB
  5.00%, 07/01/07(d)                            AAA      Aaa     1,000      1,102,170
-------------------------------------------------------------------------------------
  Series 2000 A RB
  5.25%, 07/01/04(d)                            AAA      Aaa     1,195      1,253,364
-------------------------------------------------------------------------------------
  5.50%, 07/01/08(d)                            AAA      Aaa       385        436,563
=====================================================================================
                                                                           11,419,961
=====================================================================================

ALASKA-0.66%

Alaska (State of) Housing Financing Corp.;
  Series 1997 A-1 RB
  4.90%, 12/01/07(d)                            AAA      Aaa       525        559,125
-------------------------------------------------------------------------------------
Anchorage (City of) (Correctional Facilities
  Improvement Project); Lease Series 2000 RB
  5.13%, 02/01/09(d)                            AAA      Aaa     1,000      1,115,070
-------------------------------------------------------------------------------------
Anchorage (City of); Unlimited Tax Series
  1994 GO
  5.50%, 07/01/04(b)(c)                         AAA      Aaa     1,950      2,093,676
=====================================================================================
                                                                            3,767,871
=====================================================================================

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------------


AMERICAN SAMOA-0.73%

American Samoa (Territory of); Refunding
  Unlimited Tax Series 2000 GO
  5.75%, 09/01/03(d)                              A       --    $1,120   $  1,140,070
-------------------------------------------------------------------------------------
  6.00%, 09/01/06(d)                              A       --     1,585      1,754,310
-------------------------------------------------------------------------------------
  6.00%, 09/01/07(d)                              A       --     1,150      1,284,458
=====================================================================================
                                                                            4,178,838
=====================================================================================

ARIZONA-1.79%

Arizona (State of) Agricultural Improvement &
  Power District (Salt River Project);
  Unrefunded Series 1993 B RB
  5.38%, 01/01/09(e)                             AA      Aa2        55         56,310
-------------------------------------------------------------------------------------
Arizona State Transportation Board (Highway
  Project); Refunding Sub. Series 1993 A RB
  6.00%, 07/01/08                                AA      Aa2       800        932,080
-------------------------------------------------------------------------------------
Maricopa (County of) School District #17
  (Tolleson Elementary); Limited Refunding
  Tax Series 2002 GO
  3.50%, 07/01/05(d)                            AAA      Aaa       600        625,836
-------------------------------------------------------------------------------------
Maricopa (County of) Unified School District
  #11 (Peoria Project of 1991); Unlimited Tax
  Series 1995 GO
  5.50%, 07/01/05(b)(c)                         AAA      Aaa     1,365      1,503,356
-------------------------------------------------------------------------------------
Maricopa (County of) Unified School District
  #4 (Mesa Project of 1995); Unlimited Tax
  Series 1998 E GO
  5.00%, 07/01/09(d)                            AAA      Aaa     1,900      2,092,736
-------------------------------------------------------------------------------------
Navajo (County of) Unified School District #6
  (Heber-Overgaard); Unlimited Tax Series
  1997 A GO
  5.00%, 07/01/07(d)                            AAA      Aaa       450        497,461
-------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvements Corp.;
  Refunding Wastewater System Jr. Lien Series
  2001 RB
  5.25%, 07/01/11(d)                            AAA      Aaa     3,000      3,386,760
-------------------------------------------------------------------------------------
Yuma (City of) Industrial Development
  Authority (Yuma Regional Medical Center
  Project); Refunding Hospital Series 1997 RB
  5.70%, 08/01/06(d)                            AAA      Aaa     1,000      1,120,230
=====================================================================================
                                                                           10,214,769
=====================================================================================

ARKANSAS-2.98%

Arkansas (State of) Development Finance
  Authority (State Agencies
  Facilities-Department of Corrections
  Project); Series 1999 A RB
  5.00%, 11/01/05(d)                            AAA      Aaa     1,125      1,222,391
-------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------------
ARKANSAS-(CONTINUED)

Arkansas (State of) Development Finance
  Authority; Corrections Facilities Series
  1996 RB
  6.25%, 10/01/06(d)                            AAA      Aaa    $1,800   $  2,064,168
-------------------------------------------------------------------------------------
Fort Smith (City of) Sales and Use Tax (Water
  Utility and Sewer Improvements Project);
  Series 2001 A RB
  4.25%, 12/01/08                               AA-       --     1,800      1,935,702
-------------------------------------------------------------------------------------
  4.40%, 12/01/09                               AA-       --     2,000      2,155,320
-------------------------------------------------------------------------------------
Hot Springs (City of) (Recreational
  Facilities Improvements Project); Refunding
  and Improvement Series 2001 RB
  4.25%, 07/01/06                                AA       --     3,450      3,707,232
-------------------------------------------------------------------------------------
Little Rock (City of) Health Facilities Board
  (Baptist Medical Center); Refunding
  Hospital Series 1991 RB
  6.70%, 11/01/04(d)                            AAA      Aaa       710        763,300
-------------------------------------------------------------------------------------
Little Rock (City of) School District;
  Limited Tax Series 2001 C GO
  5.00%, 02/01/09(d)                            AAA      Aaa     1,615      1,788,273
-------------------------------------------------------------------------------------
  5.00%, 02/01/10(d)                            AAA      Aaa     1,695      1,878,535
-------------------------------------------------------------------------------------
Paragould (City of); Water Sewer and Electric
  Series 2000 RB
  4.90%, 12/01/09(d)                            AAA      Aaa       295        328,981
-------------------------------------------------------------------------------------
Sebastian (County of) Community Jr. College
  District; Refunding and Improvement Limited
  Tax Series 1997 GO
  5.20%, 04/01/07(b)                            AAA      Aaa     1,000      1,115,740
=====================================================================================
                                                                           16,959,642
=====================================================================================

CALIFORNIA-0.10%

San Francisco (City and County of) Parking
  Authority; Parking Meter Series 1994 RB
  6.75%, 06/01/05(d)                            AAA      Aaa       500        556,395
=====================================================================================

COLORADO-0.59%

Boulder (County of); Open Space Capital
  Improvement Trust Fund Series 1998 RB
  5.25%, 12/15/09                               AA-       --     1,000      1,126,770
-------------------------------------------------------------------------------------
Colorado (State of) Department of
  Transportation; Series 2000 RAN 6.00%,
  06/15/06(d)                                   AAA      Aaa     1,000      1,130,670
-------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority
  (Highway Improvements Project); Sr. Series
  2001 A RB
  5.00%, 06/15/11(d)                            AAA      Aaa     1,000      1,111,340
=====================================================================================
                                                                            3,368,780
=====================================================================================

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE

-------------------------------------------------------------------------------------

CONNECTICUT-0.60%

Connecticut (State of) Resource Recovery
  Authority (Bridgeport Resco Co. LP
  Project); Refunding Series 1999 RB
  5.13%, 01/01/09(d)                            AAA      Aaa    $1,000   $  1,114,670
-------------------------------------------------------------------------------------
New Haven (City of); Unlimited Tax Series
  1997 GO
  6.00%, 02/15/06(d)                            AAA      Aaa     2,050      2,293,130
=====================================================================================
                                                                            3,407,800
=====================================================================================

DELAWARE-0.37%

Delaware (State of) Economic Development
  Authority (Delmarva Power & Light Co.);
  Refunding Facilities Series 2000 C RB
  5.50%, 07/01/10(c)                           BBB+       A3     2,045      2,112,608
=====================================================================================

DISTRICT OF COLUMBIA-5.57%

District of Columbia (American Association of
  Advancement Science); Series 1997 RB
  5.00%, 01/01/05(d)                            AAA      Aaa       800        847,016
-------------------------------------------------------------------------------------
District of Columbia (Gonzaga College High
  School); Series 1999 RB
  5.25%, 07/01/08(d)                            AAA      Aaa       500        563,500
-------------------------------------------------------------------------------------
  5.25%, 07/01/09(d)                            AAA      Aaa       510        575,494
-------------------------------------------------------------------------------------
District of Columbia (Medlantic Healthcare
  Group); Refunding Hospital Series A 1993 RB
  5.50%, 08/15/06(b)                            AAA      Aaa       500        561,730
-------------------------------------------------------------------------------------
  Series A 1996 RB
  6.00%, 08/15/06(b)                            AAA      Aaa     1,550      1,766,612
-------------------------------------------------------------------------------------
  Series A 1997 RB
  6.00%, 08/15/07(b)                            AAA      Aaa       500        579,585
-------------------------------------------------------------------------------------
District of Columbia; Prerefunded Unlimited
  Tax Series 1999 B GO
  5.50%, 06/01/09(b)                            AAA      Aaa       950      1,091,293
-------------------------------------------------------------------------------------
District of Columbia; Refunding Unlimited Tax
  Series 1993 B-1 GO
  5.50%, 06/01/09(d)                            AAA      Aaa     1,250      1,420,775
-------------------------------------------------------------------------------------
  Series 1993 B-2 GO
  5.50%, 06/01/07(d)                            AAA      Aaa     3,000      3,362,310
-------------------------------------------------------------------------------------
  Series 1999 B GO
  5.50%, 06/01/10(d)                            AAA      Aaa     1,415      1,607,199
-------------------------------------------------------------------------------------
District of Columbia; Unrefunded Unlimited
  Tax Series 1999 B GO
  5.50%, 06/01/09(d)                            AAA      Aaa    15,275     17,361,870
-------------------------------------------------------------------------------------
Washington, D.C. Convention Center Authority;
  Sr. Lien Dedicated Tax Series 1998 RB
  5.25%, 10/01/09(d)                            AAA      Aaa     1,750      1,969,572
=====================================================================================
                                                                           31,706,956
=====================================================================================


                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------------

FLORIDA-3.18%

Broward (County of) (Wheelabrator North
  Plant); Resource Recovery Refunding Series
  2001 A RB
  5.00%, 12/01/07                               AA-       A3    $5,530   $  6,015,092
-------------------------------------------------------------------------------------
  5.38%, 12/01/10                               AA-       A3       655        708,186
-------------------------------------------------------------------------------------
Broward (County of) (Wheelabrator South
  Plant); Resource Recovery Refunding Series
  2001 A RB
  5.50%, 12/01/08                               AA-       A3     3,000      3,339,780
-------------------------------------------------------------------------------------
Florida (State of) Board of Education;
  Lottery Series 2000 B RB
  5.75%, 07/01/10(d)                            AAA      Aaa     1,000      1,162,960
-------------------------------------------------------------------------------------
Miami Beach (City of) Health Facilities
  Authority (South Shore Hospital); Refunding
  Hospital Series 1998 A RB
  4.80%, 08/01/08(d)                              A       --     1,000      1,081,330
-------------------------------------------------------------------------------------
Palm Beach (County of) Airport System;
  Refunding Series 2001 RB
  5.50%, 10/01/09(d)                            AAA      Aaa     1,000      1,142,090
-------------------------------------------------------------------------------------
Palm Beach (County of) Solid Waste Authority;
  Refunding Series 1997 A RB
  5.50%, 10/01/06(d)                            AAA      Aaa     3,000      3,353,760
-------------------------------------------------------------------------------------
Village Center Community Development
  District; Recreational Refunding Series
  1998 A RB
  5.50%, 11/01/10(d)                            AAA      Aaa     1,105      1,269,976
=====================================================================================
                                                                           18,073,174
=====================================================================================

GEORGIA-0.71%

Dalton (City of) Utilities; Series 1999 RB
  5.75%, 01/01/10(d)                            AAA      Aaa     1,015      1,170,173
-------------------------------------------------------------------------------------
Georgia (State of); Unlimited Tax Series 1992
  B GO
  6.30%, 03/01/09                               AAA      Aaa     1,425      1,688,967
-------------------------------------------------------------------------------------
  6.30%, 03/01/10                               AAA      Aaa     1,000      1,195,600
=====================================================================================
                                                                            4,054,740
=====================================================================================

HAWAII-0.43%

Hawaii (State of); Unlimited Tax Series CA
  1993 GO
  5.75%, 01/01/10(d)                            AAA      Aa3     1,000      1,150,260
-------------------------------------------------------------------------------------
Honolulu (City and County of); Unlimited Tax
  Series 1994 B GO
  6.00%, 06/01/04(b)(c)                         AAA      Aaa     1,230      1,311,918
=====================================================================================
                                                                            2,462,178
=====================================================================================

IDAHO-0.05%

Idaho (State of) Housing Agency; Single
  Family Mortgage Sub. Series 1994 D-1 RB
  5.90%, 07/01/06                                --      Aa2       265        280,738
=====================================================================================

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------------


ILLINOIS-6.59%

Chicago (City of) (Central Loop
  Redevelopment); Tax Increment Allocation
  Sub. Series 2000 A RB
  6.50%, 12/01/08(d)                              A       --    $8,000   $  9,253,520
-------------------------------------------------------------------------------------
Chicago (City of) (Emergency Telephone
  System); Refunding Limited Tax Series 1999
  GO
  5.00%, 01/01/09(d)                            AAA      Aaa     1,000      1,106,990
-------------------------------------------------------------------------------------
Chicago (City of) Park District Parking
  Facility; Series 1999 RB
  5.25%, 01/01/05(b)                            NRR      NRR     2,500      2,656,750
-------------------------------------------------------------------------------------
Chicago (City of) Park District; Refunding
  Unlimited Tax Series 1995 GO
  6.00%, 01/01/07(d)                            AAA      Aaa     2,000      2,264,720
-------------------------------------------------------------------------------------
Chicago (City of); Prerefunded Limited Tax
  Series 1997 GO
  6.00%, 01/01/06(b)                            AAA      Aaa       350        390,078
-------------------------------------------------------------------------------------
Chicago (City of); Unrefunded Limited Tax
  Series 1997 GO
  6.00%, 01/01/06(d)                            AAA      Aaa       150        166,450
-------------------------------------------------------------------------------------
Chicago Midway Airport; Series 1996 A RB
  5.30%, 01/01/08(d)                            AAA      Aaa     1,000      1,098,000
-------------------------------------------------------------------------------------
Hoffman Estates (Economic Development
  Project); Tax Increment Refunding Series
  1997 RB
  5.00%, 11/15/06(d)                            AAA      Aaa     2,500      2,646,650
-------------------------------------------------------------------------------------
Hoffman Estates (Park Place Apartments
  Project); Multifamily Housing Refunding
  Series 1996 RB
  5.75%, 06/01/06(c)                            AAA      Aaa     1,400      1,434,748
-------------------------------------------------------------------------------------
Illinois (State of) (Department of Central
  Management Services); Series 1999 COP
  4.90%, 07/01/08(d)                            AAA      Aaa     1,000      1,111,520
-------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (MJH Educational Assistance);
  Series 1999 B RB
  4.63%, 09/01/04(c)(d)                         AAA      Aaa       350        366,317
-------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Children's Memorial Hospital);
  Series 1999 A RB
  5.50%, 08/15/07(d)                            AAA      Aaa     1,580      1,779,064
-------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Edwards Hospital Obligated
  Group); Series 2001 A RB
  5.00%, 02/15/09(d)                            AAA      Aaa     1,000      1,109,090
-------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Highland Park Hospital); Series
  1991 B RB
  5.55%, 10/01/06(b)                            AAA      Aaa       500        564,860
-------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (The Carle Foundation); Series
  1998 A RB
  5.25%, 07/01/09(d)                            AAA      Aaa    $1,000   $  1,126,810
-------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (University of Chicago Hospital
  System); Series 2001 RB
  5.00%, 08/15/09(d)                            AAA      Aaa     1,000      1,102,900
-------------------------------------------------------------------------------------
Illinois (State of) Regional Transportation
  Authority; Series 1994 B RB
  6.30%, 06/01/04(b)(c)                         AAA      Aaa     1,000      1,079,930
-------------------------------------------------------------------------------------
  Series 2001 A RB
  5.50%, 07/01/09(d)                            AAA      Aaa     1,980      2,264,724
-------------------------------------------------------------------------------------
Illinois (State of); First Refunding
  Unlimited Tax Series 2001 GO
  5.25%, 10/01/11(d)                            AAA      Aaa     1,790      2,017,062
-------------------------------------------------------------------------------------
Madison and St. Clair (County of) School
  District #10 (Collinsville School Building
  Improvements); Unlimited Tax Series 2001 GO
  5.00%, 02/01/11(d)                            AAA      Aaa     1,150      1,265,518
-------------------------------------------------------------------------------------
McHenry (County of) Community School District
  #47 (Crystal Lake); Unlimited Tax Series
  1999 GO
  5.13%, 02/01/10(d)                            AAA      Aaa     1,250      1,371,375
-------------------------------------------------------------------------------------
Warrenville (City of); Tax Increment Series
  2000 RB
  5.25%, 05/01/07(d)                            AAA      Aaa     1,170      1,304,070
=====================================================================================
                                                                           37,481,146
=====================================================================================

INDIANA-1.94%

Hamilton (County of); Optional Income Tax
  Series 1998 RB
  5.00%, 07/10/08(d)                            AAA      Aaa     1,095      1,221,801
-------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Daughters of Charity
  National Health System); Series 1997 D RB
  5.00%, 11/01/07(b)(c)                         NRR      Aaa     3,065      3,371,132
-------------------------------------------------------------------------------------
Indiana (State of) Transportation Finance
  Authority; Unrefunded Highway Series 1993 A
  RB
  5.50%, 06/01/07(d)                            AAA      Aaa       855        964,038
-------------------------------------------------------------------------------------
Indianapolis (City of); Local Public
  Improvement Series 1999 D RB
  5.10%, 01/01/09                               AAA      Aaa       425        472,940
-------------------------------------------------------------------------------------
Northside High School Building Corp.; First
  Mortgage Series 2003 RB
  3.00%, 07/15/05(d)                            AAA      Aaa       715        736,858
-------------------------------------------------------------------------------------
  3.00%, 01/15/06(d)                            AAA      Aaa       725        747,105
-------------------------------------------------------------------------------------
Porter (County of) Jail Building Corp.; First
  Mortgage Refunding Series 2001 RB
  5.00%, 01/10/10(d)                            AAA      Aaa       700        773,416
-------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE

-------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Richland-Bean Blossom School Building Corp.;
  First Mortgage Series 2001 RB
  5.00%, 07/15/10(d)                            AAA      Aaa    $1,045   $  1,161,988
-------------------------------------------------------------------------------------
Zionsville (City of) Community Schools
  Building Corp. (School Improvements
  Project); First Mortgage Series 2002 RB
  5.00%, 07/15/11(d)                            AAA      Aaa     1,420      1,566,572
=====================================================================================
                                                                           11,015,850
=====================================================================================

KANSAS-2.07%

Johnson (County of) Water District #1;
  Refunding Series 2001 RB
  5.00%, 06/01/11                               AAA      Aa1     1,770      1,967,603
-------------------------------------------------------------------------------------
Kansas (State of) Department of
  Transportation; Highway Refunding Series
  1998 RB
  5.50%, 09/01/11                               AAA      Aa2     5,000      5,742,650
-------------------------------------------------------------------------------------
Wyandotte (County of) and Kansas (City of)
  Unified Government (Redevelopment
  Project-Area B); Special Obligation Series
  2001 RB
  5.00%, 12/01/09(d)                            AAA      Aaa     1,080      1,215,043
-------------------------------------------------------------------------------------
  5.00%, 12/01/10(d)                            AAA      Aaa       750        839,430
-------------------------------------------------------------------------------------
Wyandotte (County of) School District #500;
  Unlimited Tax Series 2001 GO
  5.50%, 09/01/11(d)                            AAA      Aaa     1,750      2,008,545
=====================================================================================
                                                                           11,773,271
=====================================================================================

KENTUCKY-0.20%

Kentucky (State of) Turnpike Authority
  (Revitalization Project); Economic
  Development Road Refunding Series 2001 A RB
  5.50%, 07/01/11(d)                            AAA      Aaa     1,000      1,144,410
=====================================================================================

LOUISIANA-2.21%

Jefferson Parish School Board; Sales and Use
  Tax Series 1995 RB
  6.00%, 02/01/04(d)                            AAA      Aaa     1,720      1,789,815
-------------------------------------------------------------------------------------
Louisiana (State of) Energy and Power
  Authority (Power Project); Refunding Series
  2000 RB
  5.75%, 01/01/11(d)                            AAA      Aaa     2,500      2,880,375
-------------------------------------------------------------------------------------
Louisiana (State of) Offshore Terminal
  Authority (Loop, Inc.); First Stage
  Refunding Series 1992 B RB
  6.20%, 09/01/03                                 A       A3     1,000      1,017,330
-------------------------------------------------------------------------------------
Louisiana (State of); Unlimited Tax Series
  1997 A GO
  6.00%, 04/15/07(d)                            AAA      Aaa     5,000      5,725,300
-------------------------------------------------------------------------------------
New Orleans (City of); Certificates of
  Indebtedness Series 2000 RB
  5.50%, 12/01/09(d)                            AAA      Aaa     1,000      1,153,800
=====================================================================================
                                                                           12,566,620
=====================================================================================


                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------------

MASSACHUSETTS-2.93%

Massachusetts (State of); Consumer Lien
  Unlimited Tax Series 2000 A GO
  5.75%, 02/01/09                               AA-      Aa2    $5,000   $  5,724,200
-------------------------------------------------------------------------------------
Massachusetts (State of); Refunding Limited
  Tax Series 1993 C GO
  4.95%, 08/01/05(d)                            AAA      Aaa     5,000      5,163,200
-------------------------------------------------------------------------------------
Massachusetts (State of); Refunding Limited
  Tax Series 1997 A GO
  5.75%, 08/01/08(d)                            AAA      Aaa     5,000      5,759,850
=====================================================================================
                                                                           16,647,250
=====================================================================================

MICHIGAN--3.61%

Detroit (City of); Refunding Unlimited Tax
  Series 1995 B GO
  6.25%, 04/01/09(d)                            AAA      Aaa     4,065      4,440,200
-------------------------------------------------------------------------------------
  Series 1997 B GO
  5.38%, 04/01/10(d)                            AAA      Aaa     1,630      1,815,135
-------------------------------------------------------------------------------------
Detroit (City of); Unlimited Tax Series 2001
  A-1 GO
  5.50%, 04/01/09(d)                            AAA      Aaa     1,500      1,709,640
-------------------------------------------------------------------------------------
Hartland (City of) Consolidated School
  District; Refunding Unlimited Tax Series
  2001 GO
  5.50%, 05/01/11                               AAA      Aaa     1,000      1,140,920
-------------------------------------------------------------------------------------
Jackson (City of) (Downtown Development);
  Limited Tax Series 2001 GO
  5.25%, 06/01/11(d)                            AAA      Aaa       910      1,024,915
-------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Ascension Health Credit); Series
  1999 B RB
  5.20%, 11/15/05(c)                             AA      Aa2     4,000      4,362,120
-------------------------------------------------------------------------------------
Michigan (State of) Job Development Authority
  (General Motors Corp.); Pollution Control
  Series 1984 RB
  5.55%, 04/01/09                               BBB       A3     2,975      2,985,115
-------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Detroit
  Edison); Limited Obligation Refunding
  Series 1995 CC RB
  4.85%, 09/01/11(c)(d)                         AAA      Aaa     1,000      1,093,030
-------------------------------------------------------------------------------------
Taylor (City of); Series 2001 COP 5.00%,
  02/01/11(d)                                   AAA      Aaa       495        546,861
-------------------------------------------------------------------------------------
Troy (City of) Downtown Development Authority
  (Public Improvements Project); Refunding
  and Development Tax Series 2001 RB
  5.00%, 11/01/10(d)                            AAA      Aaa     1,265      1,413,498
=====================================================================================
                                                                           20,531,434
=====================================================================================

MINNESOTA-2.43%

Anoka (County of) (Northern States Power
  Company Project); Resource Recovery
  Refunding Series 1999 RB
  5.00%, 12/01/06(d)                            AAA      Aaa     2,145      2,387,085
-------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------------

MINNESOTA-(CONTINUED)

Minneapolis (City of) Special School District
  #1; Unlimited Tax Series 1997 GO
  5.00%, 02/01/10                               AA+      Aa1    $1,000   $  1,064,430
-------------------------------------------------------------------------------------
Osseo (City of) Independent School District
  #279; Unlimited Tax Refunding Series 2001 B
  GO
  5.00%, 02/01/11                                --      Aa1     3,610      3,940,748
-------------------------------------------------------------------------------------
Ramsey (County of) (Capital Improvement);
  Unlimited Tax Refunding Series 1992 C GO
  5.50%, 12/01/03                               AAA      Aaa     1,725      1,766,745
-------------------------------------------------------------------------------------
St. Cloud (City of) Health Care (St. Cloud
  Hospital Obligated Group); Series 2000 A RB
  5.50%, 05/01/06(d)                            AAA      Aaa       600        664,650
-------------------------------------------------------------------------------------
St. Paul (City of) (Capital Improvements);
  Unlimited Tax Series 2001 A GO
  5.00%, 03/01/09                               AAA      Aa2     1,000      1,112,150
-------------------------------------------------------------------------------------
Western Minnesota Municipal Power Agency;
  Refunding Series 2001 A RB
  5.50%, 01/01/10(d)                            AAA      Aaa     1,245      1,410,149
-------------------------------------------------------------------------------------
  5.50%, 01/01/11(d)                            AAA      Aaa     1,300      1,472,133
=====================================================================================
                                                                           13,818,090
=====================================================================================

MISSISSIPPI-0.71%

Rankin (County of) School District (School
  Improvements Project); Unlimited Tax Series
  2001 GO
  5.00%, 10/01/11(d)                            AAA      Aaa     3,625      4,018,748
=====================================================================================

MISSOURI-0.69%

Missouri (State of) Health and Educational
  Facilities Authority (Freeman Health
  Systems Project); Hospital Series 1998 RB
  4.85%, 02/15/07(d)                              A       --     1,000      1,074,600
-------------------------------------------------------------------------------------
  5.00%, 02/15/08(d)                              A       --       515        555,247
-------------------------------------------------------------------------------------
Missouri (State of) Health and Educational
  Facilities Authority (St. Lukes
  Episcopal-Presbyterian Hospital); Health
  Facilities Series 2001 RB
  5.25%, 12/01/09(d)                            AAA      Aaa     1,000      1,135,540
-------------------------------------------------------------------------------------
Missouri (State of) Health and Educational
  Facilities Authority (Webster University);
  Series 2001 RB
  5.00%, 04/01/11(d)                            AAA      Aaa     1,075      1,185,811
=====================================================================================
                                                                            3,951,198
=====================================================================================

NEVADA-0.29%

Nevada (State of) Capital Improvement and
  Cultural Affairs; Limited Tax Series 1999 A
  GO
  5.00%, 02/01/10                                AA      Aa2     1,500      1,649,025
=====================================================================================


                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------------

NEW JERSEY-1.79%

New Jersey (State of) Transportation Trust
  Fund Authority (Transportation System);
  Series 1999 A RB
  5.50%, 06/15/10                               AA-      Aa3    $8,020   $  9,136,625
-------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp.; Series
  2002 Asset Backed RB
  5.00%, 06/01/09                                 A       A1     1,000      1,027,670
=====================================================================================
                                                                           10,164,295
=====================================================================================

NEW MEXICO-0.09%

Santa Fe (City of); Series 1994 RB
  5.50%, 06/01/03(b)                            AAA      Aaa       500        503,565
=====================================================================================

NEW YORK-5.43%

Nassau (County of) (General Improvements
  Project); Unlimited Tax Series V 1997 GO
  5.15%, 03/01/07(d)                            AAA      Aaa     2,500      2,765,000
-------------------------------------------------------------------------------------
Nassau (County of) (Public Improvements
  Project); Unlimited Tax Series E 2000 GO
  5.25%, 03/01/05(d)                            AAA      Aaa     3,000      3,211,710
-------------------------------------------------------------------------------------
New York (City of) Metropolitan
  Transportation Authority (Triborough);
  Series 1999 A COP
  5.00%, 01/01/08(d)                            AAA      Aaa     1,000      1,105,490
-------------------------------------------------------------------------------------
New York (City of); Refunding Unlimited Tax
  Series 1996 D GO
  5.60%, 11/01/05                                 A       A2     5,000      5,422,350
-------------------------------------------------------------------------------------
New York (City of); Unlimited Tax Series 1996
  G GO
  5.90%, 02/01/05                                 A       A2     1,150      1,226,636
-------------------------------------------------------------------------------------
New York (State of) Dormitory Authority
  (Frances Schervier Obligated Group); Series
  1997 RB
  5.50%, 07/01/10(d)                            AAA      Aaa     1,205      1,376,182
-------------------------------------------------------------------------------------
New York (State of) Dormitory Authority (Pace
  University Issue); Refunding Series 1997 RB
  6.00%, 07/01/07(d)                            AAA      Aaa     1,275      1,472,498
-------------------------------------------------------------------------------------
New York (State of) Dormitory Authority;
  Mental Health Facilities Series 1997 A RB
  6.00%, 02/15/05                               AA-       A3     1,000      1,079,420
-------------------------------------------------------------------------------------
  6.00%, 08/15/07                               AA-       A3     1,775      2,032,002
-------------------------------------------------------------------------------------
New York (State of) Local Government
  Assistance Corp.; Refunding Series 1996 A
  RB
  5.13%, 04/01/10(d)                            AAA      Aaa     5,000      5,509,150
-------------------------------------------------------------------------------------
New York (State of) Medical Care Facilities
  Finance Agency (Improvements Project);
  Prerefunded Series 1995 A RB
  5.60%, 02/15/05(b)                            AAA      Aaa        15         16,188
-------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------------

NEW YORK-(CONTINUED)

New York (State of) Medical Care Facilities
  Finance Agency (Improvements Project);
  Unrefunded Series 1995 A RB
  5.60%, 02/15/05                               AAA       --    $   95   $    100,909
-------------------------------------------------------------------------------------
New York (State of) Thruway Authority; Series
  1997 D RB
  5.40%, 01/01/10                               AA-      Aa3     5,000      5,573,650
=====================================================================================
                                                                           30,891,185
=====================================================================================

NORTH CAROLINA-3.19%

Charlotte (City of); Refunding Unlimited Tax
  Series 1998 GO
  5.25%, 02/01/10                               AAA      Aaa     5,000      5,554,750
-------------------------------------------------------------------------------------
North Carolina (State of) (Public
  Improvement); Unlimited Tax Series 1999 A
  GO
  5.25%, 03/01/10                               AAA      Aa1     5,000      5,605,900
-------------------------------------------------------------------------------------
North Carolina (State of) Eastern Municipal
  Power Agency (Power System); Refunding
  Series 1993 B RB
  7.00%, 01/01/08(d)                            AAA      Aaa     1,000      1,190,220
-------------------------------------------------------------------------------------
North Carolina (State of) Municipal Power
  Agency #1 (Catawba Electric); Series 1999 A
  RB
  6.00%, 01/01/07(d)                            AAA      Aaa     4,330      4,934,901
-------------------------------------------------------------------------------------
Winston Salem (City of); Series 2001 C COP
  4.75%, 06/01/11                               AA+      Aa2       795        869,706
=====================================================================================
                                                                           18,155,477
=====================================================================================

NORTH DAKOTA-0.33%

Burleigh (County of) Health Care (Medcenter
  One Inc.); Refunding Series 1999 RB
  5.25%, 05/01/09(d)                            AAA      Aaa     1,695      1,896,417
=====================================================================================

OHIO-1.40%

Greene (County of) Water System; Series 1996
  A RB
  5.45%, 12/01/06(d)                            AAA      Aaa       585        660,974
-------------------------------------------------------------------------------------
Hamilton (County of) Sewer System; Refunding
  and Improvement Series 2001 A RB
  5.00%, 12/01/04(d)                            AAA      Aaa     2,090      2,220,562
-------------------------------------------------------------------------------------
Montgomery (County of) (Catholic Health
  Initiatives); Series 2000 RB
  5.25%, 12/01/03                                AA      Aa2     1,745      1,790,667
-------------------------------------------------------------------------------------
Ohio (State of) (Elementary & Secondary
  Education Facilities); Special Obligation
  Series 1997 A RB
  5.10%, 12/01/05                                AA      Aa2     1,500      1,641,555
-------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------------


OHIO-(CONTINUED)

Ohio (State of) Building Authority (Adult
  Correctional Facilities); Refunding Series
  2001 A RB
  5.50%, 10/01/09(d)                            AAA      Aaa    $1,000   $  1,151,620
-------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial
  Hospital); Hospital Series 1999 RB
  5.15%, 11/15/08(d)                            AAA      Aaa       465        525,283
=====================================================================================
                                                                            7,990,661
=====================================================================================

OKLAHOMA-1.82%

Claremore (City of) Public Works Authority;
  Capital Improvement Refunding Series 2000
  RB
  6.00%, 06/01/05(d)                            AAA      Aaa     2,285      2,512,060
-------------------------------------------------------------------------------------
Grady (County of) Industrial Authority
  (Correctional Facilities); Series 1999 RB
  5.38%, 11/01/09(d)                            AAA      Aaa       360        412,769
-------------------------------------------------------------------------------------
Grand River Dam Authority; Refunding Series
  1993 RB
  5.50%, 06/01/09(d)                            AAA      Aaa     2,000      2,298,680
-------------------------------------------------------------------------------------
Mustang (City of) Improvement Authority;
  Utility Series 1999 RB
  5.25%, 10/01/09(d)                            AAA      Aaa     1,130      1,289,759
-------------------------------------------------------------------------------------
Norman (City of) Regional Hospital Authority;
  Refunding Series 1996 A RB
  5.30%, 09/01/07(d)                            AAA      Aaa     1,090      1,228,386
-------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Oklahoma Hospital Association);
  Health Facilities Pooled Series 2000 A RB
  5.25%, 06/01/05(d)                            AAA      Aaa       450        485,541
-------------------------------------------------------------------------------------
  5.25%, 06/01/06(d)                            AAA      Aaa       575        635,680
-------------------------------------------------------------------------------------
  5.25%, 06/01/08(d)                            AAA      Aaa       640        718,112
-------------------------------------------------------------------------------------
Okmulgee (County of) Governmental Building
  Authority; First Mortgage Sales Tax Series
  2000 RB
  5.60%, 03/01/10(d)                            AAA      Aaa       670        760,886
=====================================================================================
                                                                           10,341,873
=====================================================================================

OREGON-1.21%

Cow Creek Band (Umpqua Tribe of Indians);
  Series 1998 B RB
  (Acquired 08/18/98; Cost $120,000) 4.25%,
    07/01/03(d)(f)                              AAA      Aaa       120        120,898
-------------------------------------------------------------------------------------
Grande Ronde (Community of) Confederated
  Tribes (Governmental Facilities and
  Infrastructure); Unlimited Tax Series 1997
  GO
  5.00%, 12/01/07(d)                            AAA      Aaa     1,145      1,288,961
-------------------------------------------------------------------------------------
Multnomah (County of) (Public Improvements
  Project); Limited Tax Series 2000 A GO
  5.00%, 04/01/10                                --      Aa2     1,000      1,110,020
-------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE

-------------------------------------------------------------------------------------
OREGON-(CONTINUED)

Portland (City of) Community College District
  (University and College Improvements
  Project); Unlimited Tax Series 2001 B GO
  5.25%, 06/01/11                                AA      Aa2    $2,450   $  2,766,246
-------------------------------------------------------------------------------------
Portland (City of); Sewer System Series 1994
  A RB
  5.45%, 06/01/03                                A+       A1     1,065      1,072,327
-------------------------------------------------------------------------------------
  5.55%, 06/01/04                                A+       A1       500        524,640
=====================================================================================
                                                                            6,883,092
=====================================================================================

PENNSYLVANIA-0.95%

Lehigh (County of) General Purpose Authority
  (Kids Peace Corp.); Series 1998 RB
  5.70%, 11/01/09(d)                              A       --     1,000      1,117,650
-------------------------------------------------------------------------------------
Pennsylvania (State of); First Tax Refunding
  Unlimited Series 2000 GO
  5.50%, 01/15/08(d)                            AAA      Aaa     1,000      1,132,970
-------------------------------------------------------------------------------------
Philadelphia (City of) School District;
  Unlimited Tax Refunding Series 1999 D GO
  5.50%, 03/01/08(d)                            AAA      Aaa     2,000      2,262,780
-------------------------------------------------------------------------------------
State Public School Building Authority
  (Chester Upland School District Project);
  Series 2001 RB
  4.80%, 11/15/10(d)                            AAA      Aaa       785        866,483
=====================================================================================
                                                                            5,379,883
=====================================================================================

PUERTO RICO-0.19%

Children's Trust Fund; Tobacco Settlement
  Series 2000 Asset Backed RB
  5.00%, 07/01/08(b)                            AAA      NRR       500        563,420
-------------------------------------------------------------------------------------
  Series 2002 Asset Backed RB
  4.38%, 05/15/09                                 A       A1       500        499,580
=====================================================================================
                                                                            1,063,000
=====================================================================================

RHODE ISLAND-0.17%

Woonsocket (City of); Unlimited Tax Series
  2000 GO
  5.25%, 10/01/10(d)                            AAA      Aaa       840        951,544
=====================================================================================

SOUTH CAROLINA-2.21%

Berkeley (County of) School District
  (Berkeley School Facilities Group Inc.);
  Series 1995 COP 5.05%, 02/01/07(d)            AAA      Aaa     1,835      2,008,077
-------------------------------------------------------------------------------------
Piedmont (City of) Municipal Power Agency;
  Refunding Series 1996 B RB
  5.25%, 01/01/08(d)                            AAA      Aaa     4,500      5,001,030
-------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) (Capital
  Improvements Project); Unlimited Tax Series
  2001 B GO
  5.50%, 04/01/11                               AAA      Aaa    $1,000   $  1,146,680
-------------------------------------------------------------------------------------
South Carolina (State of) Public Service
  Authority; Series 1999 A RB
  5.50%, 01/01/10(d)                            AAA      Aaa     1,000      1,138,480
-------------------------------------------------------------------------------------
South Carolina (State of) Transportation
  Infrastructure Bank Series 1998 A RB
  5.00%, 10/01/04(d)                            AAA      Aaa     1,795      1,896,005
-------------------------------------------------------------------------------------
  Series 1999 A RB
  5.50%, 10/01/09(d)                            AAA      Aaa     1,180      1,359,667
=====================================================================================
                                                                           12,549,939
=====================================================================================

SOUTH DAKOTA-0.90%

South Dakota (State of) Health and
  Educational Facilities Authority (McKennan
  Hospital); Refunding Series 1996 RB
  5.40%, 07/01/06(d)                            AAA      Aaa     1,680      1,864,111
-------------------------------------------------------------------------------------
South Dakota (State of) Health and
  Educational Facilities Authority (Rapid
  City Regional Hospital); Refunding Series
  1998 RB
  5.00%, 09/01/11(d)                            AAA      Aaa     1,725      1,850,615
-------------------------------------------------------------------------------------
South Dakota (State of) Health and
  Educational Facilities Authority (Rapid
  City Regional Hospital); Series 2001 RB
  5.00%, 09/01/09(d)                            AAA      Aaa     1,290      1,432,274
=====================================================================================
                                                                            5,147,000
=====================================================================================

TENNESSEE-2.54%

Clarksville (City of) Public Building
  Authority (Tennessee Municipal Bond Fund);
  VRD Pooled Financing Series 1997 RB
  (LOC-Bank of America N.A.) 1.15%,
    11/01/27(g)(h)                               --   VMIG-1       990        990,000
-------------------------------------------------------------------------------------
Johnson (City of) Health and Educational
  Facilities Board (Mountain States Health);
  First Mortgage Hospital Refunding Series
  2000 A RB
  5.50%, 07/01/05(d)                            AAA      Aaa     1,975      2,142,717
-------------------------------------------------------------------------------------
Knoxville (City of); Electric Series 2001 U
  RB
  5.00%, 07/01/11                                AA      Aa3     1,195      1,307,963
-------------------------------------------------------------------------------------
Memphis (City of) Sanitary Sewer System;
  Series 2000 RB
  5.35%, 05/01/09                               AA+      Aa2       525        591,176
-------------------------------------------------------------------------------------
Nashville and Davidson (County of)
  (Metropolitan Government of) Health and
  Educational Facilities Board (Meharry
  Medical College); Series 1979 RB
  7.88%, 12/01/04(b)                            NRR      Aaa       310        327,614
-------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE

-------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Nashville and Davidson (County of)
  (Metropolitan Government of) Health and
  Educational Facilities Board (Welch Bend
  Apartments); Multifamily Housing Series
  1996 A RB
  5.50%, 01/01/07(c)                            AAA       --    $  500   $    530,705
-------------------------------------------------------------------------------------
Rutherford (County of) (Public Improvements
  Project); Refunding Unlimited Tax Series
  2001 GO
  5.00%, 04/01/11                                AA      Aa2     3,485      3,846,778
-------------------------------------------------------------------------------------
Tennergy Corp.; Gas Series 1999 RB
  4.13%, 06/01/09(d)                            AAA      Aaa     1,000      1,059,360
-------------------------------------------------------------------------------------
Tennessee (State of) Housing Development
  Agency; Mortgage Financing Series 1993 A RB
  5.65%, 01/01/07                                AA       A1     1,325      1,357,383
-------------------------------------------------------------------------------------
Tennessee (State of) School Bond Authority;
  Second Program Series 2002 A RB
  5.00%, 05/01/11(d)                            AAA      Aaa     1,000      1,106,210
-------------------------------------------------------------------------------------
Tennessee (State of); Refunding Unlimited Tax
  Series 1994 A GO
  5.60%, 03/01/04(b)(c)                         NRR      NRR     1,150      1,214,182
=====================================================================================
                                                                           14,474,088
=====================================================================================

TEXAS-18.20%

Amarillo (City of) Health Facilities Corp.
  (Baptist St. Anthony's Hospital Corp.);
  Series 1998 RB
  5.50%, 01/01/10(d)                            AAA      Aaa     1,275      1,434,273
-------------------------------------------------------------------------------------
Arlington (City of) Independent School
  District; Unlimited Tax Series 2000 GO
  (CEP-Texas Permanent School Fund) 5.25%,
    02/15/08                                     --      Aaa     1,000      1,118,430
-------------------------------------------------------------------------------------
Austin (City of) (Public Improvements
  Project); Limited Tax Certificates Series
  2001 GO
  5.00%, 09/01/11                               AA+      Aa2     1,900      2,097,315
-------------------------------------------------------------------------------------
Brownsville (City of) (Public Improvements
  Project); Limited Tax Certificates Series
  2001 GO
  5.25%, 02/15/10(d)                            AAA      Aaa     1,055      1,181,811
-------------------------------------------------------------------------------------
Canadian River Municipal Water Authority
  (Conjunctive Use Groundwater Project);
  Refunding Texas Contract Series 1999 RB
  5.00%, 02/15/10(d)                            AAA      Aaa     2,655      2,885,003
-------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Dallas (City of) Waterworks and Sewer System;
  Refunding Series 1999 RB
  5.50%, 10/01/09                               AA+      Aa2    $1,500   $  1,716,930
-------------------------------------------------------------------------------------
Eanes Independent School District (School
  Improvements Project); Unlimited Tax Series
  2001 GO
  (CEP-Texas Permanent School Fund) 5.00%,
    08/01/10                                    AAA      Aaa     1,000      1,111,180
-------------------------------------------------------------------------------------
Fort Worth (City of) Independent School
  District (School Improvements Project);
  Unlimited Tax Series 2001 A GO
  (CEP-Texas Permanent School Fund) 5.00%,
    02/15/09                                    AAA      Aaa     1,205      1,335,092
-------------------------------------------------------------------------------------
Forth Worth (City of); Refunding and
  Improvements Limited Tax Series 2001 GO
  5.00%, 03/01/11                               AA+      Aa1       500        552,150
-------------------------------------------------------------------------------------
Garland (City of) (Public Improvements
  Project); Limited Tax Certificates Series
  2001 GO
  5.25%, 02/15/11(d)                            AAA      Aaa     2,435      2,722,160
-------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Christus Health); Series
  1999 A RB
  5.38%, 07/01/08(d)                            AAA      Aaa     1,000      1,108,270
-------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Memorial Hermann
  Hospital System Project); Hospital
  Refunding Series 1998 RB
  5.50%, 06/01/09(d)                            AAA      Aaa     5,500      6,231,610
-------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Series 1999 A RB
  5.00%, 10/01/09                                AA      Aa2     1,920      2,080,205
-------------------------------------------------------------------------------------
Harris (County of) Sports Authority; Sr. Lien
  Refunding Series 2001 A RB
  5.50%, 11/15/09(d)                            AAA      Aaa     1,670      1,917,728
-------------------------------------------------------------------------------------
Houston (City of) (Convention and
  Entertainment Facilities Improvement
  Project) Hotel and Occupancy Refunding Tax
  Series 2001 A RB
  5.50%, 09/01/10(d)                            AAA      Aaa     3,000      3,417,990
-------------------------------------------------------------------------------------
  5.50%, 09/01/11(d)                            AAA      Aaa     4,100      4,683,225
-------------------------------------------------------------------------------------
  Hotel and Occupancy Tax Series 2001 B RB
  5.25%, 09/01/10(d)                            AAA      Aaa     2,865      3,227,566
-------------------------------------------------------------------------------------
  5.25%, 09/01/11(d)                            AAA      Aaa     2,360      2,653,112
-------------------------------------------------------------------------------------
  5.50%, 09/01/11(d)                            AAA      Aaa     2,460      2,809,935
-------------------------------------------------------------------------------------
Houston (City of) (Public Improvement
  Project); Limited Tax Refunding Series 2000
  GO
  5.50%, 03/01/09(d)                            AAA      Aaa     1,000      1,135,630
-------------------------------------------------------------------------------------
Houston (City of) Independent School District
  (Public Property Financing Project);
  Contractual Limited Tax Series 2000 GO
  5.00%, 07/15/06                                AA      Aa3     2,000      2,196,380
-------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE

-------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Katy (City of) Independent School District;
  Unlimited Tax Series 1999 A GO
  (CEP-Texas Permanent School Fund) 5.20%,
    02/15/10                                    AAA      Aaa    $1,285   $  1,422,868
-------------------------------------------------------------------------------------
La Joya (City of) Independent School
  District; Unlimited Tax Series 1998 GO
  (CEP-Texas Permanent School Fund) 5.38%,
    02/15/10                                    AAA      Aaa     1,535      1,715,086
-------------------------------------------------------------------------------------
Lower Colorado River Authority; Refunding
  Series 1999 B RB
  6.00%, 05/15/10(d)                            AAA      Aaa     1,470      1,708,169
-------------------------------------------------------------------------------------
Lubbock (City of) Health Facilities
  Development Corp. (Methodist Hospital);
  Series 1993 B RB
  5.40%, 12/01/05(b)                            AAA      Aaa       500        552,190
-------------------------------------------------------------------------------------
Lubbock (City of); Limited Tax Certificates
  Series 1999 GO
  5.00%, 02/15/10                               AA+      Aa2       680        740,799
-------------------------------------------------------------------------------------
McKinney (City of); Limited Tax Series 2000
  GO
  5.25%, 08/15/07(d)                            AAA      Aaa       430        482,972
-------------------------------------------------------------------------------------
  5.25%, 08/15/09(d)                            AAA      Aaa       475        537,092
-------------------------------------------------------------------------------------
  5.25%, 08/15/10(d)                            AAA      Aaa       500        560,740
-------------------------------------------------------------------------------------
McKinney (City of); Waterworks and Sewer
  Series 2000 RB
  5.25%, 03/15/08(d)                            AAA      Aaa       650        727,266
-------------------------------------------------------------------------------------
  5.25%, 03/15/09(d)                            AAA      Aaa       685        768,008
-------------------------------------------------------------------------------------
  5.25%, 03/15/10(d)                            AAA      Aaa       725        800,386
-------------------------------------------------------------------------------------
North Texas Municipal Water District (Water
  Utility Improvements Project); Regional
  Wastewater Series 2001 RB
  5.00%, 06/01/12(d)                            AAA      Aaa       825        902,542
-------------------------------------------------------------------------------------
North Texas Municipal Water District (Water
  Utility Improvements Project); Water System
  Series 2001 RB
  5.00%, 09/01/11(d)                            AAA      Aaa     1,040      1,151,186
-------------------------------------------------------------------------------------
Plano (City of) Independent School District;
  Unlimited Tax Series 1994 GO
  (CEP-Texas Permanent School Fund) 5.80%,
    02/15/04(b)(c)                              AAA      Aaa     2,025      2,107,377
-------------------------------------------------------------------------------------
Plano (City of); Limited Tax Series 2000 GO
  5.13%, 09/01/07                               AAA      Aaa       535        598,521
-------------------------------------------------------------------------------------
  5.25%, 09/01/06                               AAA      Aaa       600        667,548
-------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Richardson (City of) (Public and Utility
  Improvements Project); Limited Tax
  Certificates Series 2001 GO
  5.00%, 02/15/10                               AA+      Aa1    $1,060   $  1,171,925
-------------------------------------------------------------------------------------
Rockwall (City of) Independent School
  District; Building and Refunding Unlimited
  Tax Series 2001 GO
  (CEP-Texas Permanent School Fund)
  5.00%, 02/15/10                               AAA      Aaa     1,690      1,867,366
-------------------------------------------------------------------------------------
San Antonio (City of); Electric and Gas
  Systems Prerefunded Series 1998 A RB
  5.25%, 02/01/09(b)(c)                         AAA      NRR     3,575      4,062,880
-------------------------------------------------------------------------------------
San Antonio (City of); Electric and Gas
  Systems Unrefunded
  Series 1994 RB
  5.00%, 02/01/12                               AA+      Aa1     2,375      2,616,870
-------------------------------------------------------------------------------------
  Series 1998 A RB
  5.25%, 02/01/10                               AA+      Aa1     6,715      7,474,332
-------------------------------------------------------------------------------------
San Antonio (City of); Limited Tax Refunding
  Series 1998 A GO
  5.00%, 02/01/11                               AA+      Aa2     1,500      1,620,900
-------------------------------------------------------------------------------------
Southlake (City of) (Waterworks and Sewer);
  Limited Tax Certificates Series 2000 A GO
  5.40%, 02/15/09(d)                            AAA      Aaa       250        282,335
-------------------------------------------------------------------------------------
  5.45%, 02/15/10(d)                            AAA      Aaa       235        264,004
-------------------------------------------------------------------------------------
Southlake (City of); Limited Tax Increment
  Certificates Series 2000 E GO
  5.00%, 02/15/11(d)                            AAA      Aaa       635        689,654
-------------------------------------------------------------------------------------
Spring Branch (City of) Independent School
  District; Refunding Limited Tax Series 2001
  GO
  (CEP-Texas Permanent School Fund)
  5.00%, 02/01/10                               AAA      Aaa     3,000      3,313,230
-------------------------------------------------------------------------------------
Tarrant (County of) Housing Finance Corp.
  (Arbors on the Park II); Multifamily
  Housing Series 1990 RB
  5.05%, 12/01/07                               AAA       --     1,345      1,374,644
-------------------------------------------------------------------------------------
Tarrant (County of) Jr. College District;
  Limited Tax Series 1994 GO
  5.05%, 02/15/10                               AAA      Aa1     1,425      1,544,942
-------------------------------------------------------------------------------------
Texas (State of) Municipal Power Agency;
  Refunding Series 1994 RB
  5.00%, 09/01/11(d)                            AAA      Aaa     1,675      1,738,600
-------------------------------------------------------------------------------------
Texas (State of) Public Financing Authority;
  Refunding Unlimited Tax Series 2001 A GO
  5.25%, 10/01/09                                AA      Aa1     3,500      3,968,195
-------------------------------------------------------------------------------------
Texas (State of) Turnpike Authority (Addison
  Airport Toll Tunnel Project); Dallas North
  Tollway Series 1994 RB
  6.30%, 01/01/05(d)                            AAA      Aaa       500        538,720
-------------------------------------------------------------------------------------
Texas A&M University Financing System; Series
  2001 B RB
  5.38%, 05/15/09                               AA+      Aa1     1,260      1,427,555
-------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Texas Tech University (Financing System);
  Refunding and Improvement Series 1999 6 RB
  5.25%, 02/15/11(d)                            AAA      Aaa    $5,000   $  5,451,900
-------------------------------------------------------------------------------------
Town Center Improvement District (Public
  Improvements Project); Sales and Hotel
  Occupancy Tax Series 2001 RB
  5.00%, 03/01/06(d)                            AAA      Aaa     1,000      1,091,240
=====================================================================================
                                                                          103,558,037
=====================================================================================

UTAH-1.45%

Salt Lake (County of) (IHC Health Services
  Inc.); Hospital Series 2001 RB
  5.50%, 05/15/08(d)                            AAA      Aaa     2,000      2,258,740
-------------------------------------------------------------------------------------
  5.50%, 05/15/09(d)                            AAA      Aaa     1,000      1,132,160
-------------------------------------------------------------------------------------
Salt Lake City; Unlimited Tax Series 1999 GO
  5.25%, 06/15/09                                --      Aaa       900      1,019,736
-------------------------------------------------------------------------------------
Spanish Fork (City of); Electric Series 2000
  RB
  5.00%, 08/15/09(d)                            AAA      Aaa       630        702,122
-------------------------------------------------------------------------------------
  5.00%, 08/15/10(d)                            AAA      Aaa       660        732,362
-------------------------------------------------------------------------------------
Tooele (County of) School District; Unlimited
  Tax Series 2001 GO
  4.50%, 06/01/11                               AAA      Aaa     1,075      1,153,851
-------------------------------------------------------------------------------------
Utah (State of) Associated Municipal Power
  Systems (Hunter Project); Refunding Series
  1994 RB
  5.00%, 07/01/10(d)                            AAA      Aaa     1,000      1,045,240
-------------------------------------------------------------------------------------
Utah (State of) Housing Finance Agency
  (Single Family Housing); Mortgage Series
  1999 E-1-I RB
  5.05%, 07/01/07                               AAA      Aaa       205        217,919
=====================================================================================
                                                                            8,262,130
=====================================================================================

VIRGINIA-1.08%

Fairfax (County of) (Public Improvement);
  Unlimited Tax Series 1997 A GO
  5.00%, 06/01/07                               AAA      Aaa     1,000      1,084,730
-------------------------------------------------------------------------------------
Norfolk (City of) Redevelopment and Housing
  Authority (Tidewater Community College
  Campus); Educational Facilities Series 1995
  RB
  5.30%, 11/01/04(b)                            NRR      NRR       535        568,047
-------------------------------------------------------------------------------------
  5.40%, 11/01/05(b)                            NRR      NRR       500        549,255
-------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Norton (City of) Industrial Development
  Authority (Norton Community Hospital);
  Hospital Refunding and Improvement Series
  2001 RB
  5.13%, 12/01/10(d)                              A       --    $1,315   $  1,419,819
-------------------------------------------------------------------------------------
Peninsula Ports Authority (Riverside Health
  System Project); Health System Refunding
  Series 1998 RB
  5.00%, 07/01/06                                AA      Aa2     1,000      1,079,680
-------------------------------------------------------------------------------------
Portsmouth (City of) (Port Improvements
  Project); Unlimited Tax Refunding Series
  1992 GO
  6.40%, 11/01/03                               AA-       A1       300        304,206
-------------------------------------------------------------------------------------
Virginia (State of) Public School Authority;
  School Financing Refunding Series 1997 I RB
  5.25%, 08/01/07                               AA+      Aa1     1,000      1,126,540
=====================================================================================
                                                                            6,132,277
=====================================================================================

WASHINGTON-9.33%

Clallam (County of) Public Utility District
  #1; Electric Revenue Refunding Series 2001
  RB
  5.00%, 01/01/12(d)                            AAA      Aaa       950      1,031,121
-------------------------------------------------------------------------------------
Energy Northwest (Project #3); Electric
  Refunding Series 2001 A RB
  5.50%, 07/01/10(d)                            AAA      Aaa     2,000      2,266,200
-------------------------------------------------------------------------------------
  5.50%, 07/01/11(d)                            AAA      Aaa     7,500      8,491,125
-------------------------------------------------------------------------------------
King (County of); Limited Tax Sewer Series
  1994 A GO
  5.80%, 01/01/04(b)(c)                         NRR      NRR     1,000      1,054,800
-------------------------------------------------------------------------------------
King (County of); Refunding Unlimited Tax
  Series 2000 GO
  5.25%, 12/01/10                               AA+      Aaa     4,000      4,538,520
-------------------------------------------------------------------------------------
Lewis (County of) Public Utility District #1
  (Cowlitz Falls Hydroelectronics Project);
  Refunding Series 1993 RB
  5.38%, 10/01/08                               AA-      Aa1     1,000      1,038,360
-------------------------------------------------------------------------------------
Mason (County of) School District #309
  (Shelton); Unlimited Tax Series 2001 GO
  5.00%, 12/01/09(d)                            AAA      Aaa       675        755,501
-------------------------------------------------------------------------------------
Seattle (City of) Municipal Light and Power
  (Electric Light and Power Improvements
  Project); Refunding and Improvement Series
  2001 RB
  5.25%, 03/01/11(d)                            AAA      Aaa     3,000      3,353,370
-------------------------------------------------------------------------------------
Snohomish (County of) (Facilities
  Improvements Project); Limited Tax Series
  2001 GO
  5.25%, 12/01/11                                AA      Aa2     2,685      3,028,412
-------------------------------------------------------------------------------------
Snohomish (County of) School District #16
  (Arlington); Unlimited Tax Series 2000 GO
  5.40%, 12/01/08(d)                            AAA      Aaa       915      1,045,406
-------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE

-------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Spokane (City of) Regulatory Solid Waste
  Management System; Refunding Series 2001 RB
  5.00%, 12/01/04(d)                            AAA      Aaa    $1,095   $  1,160,229
-------------------------------------------------------------------------------------
  5.00%, 12/01/05(d)                            AAA      Aaa     1,515      1,647,396
-------------------------------------------------------------------------------------
  5.00%, 12/01/06(d)                            AAA      Aaa     1,140      1,267,805
-------------------------------------------------------------------------------------
Spokane (City of); Unlimited Tax Series 1999
  B GO
  5.40%, 01/01/10(d)                            NRR      NRR     2,075      2,274,366
-------------------------------------------------------------------------------------
Tacoma (City of) (Resource Recovery
  Improvements Project); Solid Waste
  Utilities Refunding Series 2001 RB
  5.00%, 12/01/10(d)                            AAA      Aaa     1,135      1,263,811
-------------------------------------------------------------------------------------
Washington (State of) (Department of
  Ecology); Refunding Series 2001 COP
  4.75%, 04/01/11(d)                            AAA      Aaa     5,310      5,708,409
-------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project #1) Refunding
  Series 1993 A RB
  5.70%, 07/01/06                               AA-      Aa1     1,600      1,785,024
-------------------------------------------------------------------------------------
  Refunding Series 1996 C RB
  6.00%, 07/01/09(d)                            AAA      Aaa     5,000      5,814,100
-------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project #2) Refunding
  Series 1997 A RB
  6.00%, 07/01/07(b)                            AAA      Aaa     1,000      1,154,900
-------------------------------------------------------------------------------------
  Refunding Series 1997 B RB
  5.50%, 07/01/06                                --      Aa1     1,100      1,220,329
-------------------------------------------------------------------------------------
Washington (State of); Refunding Unlimited
  Tax Series 1999 R-2000A GO
  5.50%, 01/01/08                               AA+      Aa1     1,135      1,281,517
-------------------------------------------------------------------------------------
  Series 2001 R-A GO
  5.00%, 09/01/10                               AA+      Aa1     1,745      1,937,369
=====================================================================================
                                                                           53,118,070
=====================================================================================

WISCONSIN-2.77%

Evansville (City of) Community School
  District (School Improvements Project);
  Refunding Unlimited Tax Series 2001 GO
  5.00%, 04/01/12(d)                            AAA      Aaa     1,080      1,170,958
-------------------------------------------------------------------------------------
Fond du Lac (City of) School District;
  Refunding Unlimited Tax Series 2000 GO
  5.25%, 04/01/11(d)                            AAA      Aaa     1,000      1,102,520
-------------------------------------------------------------------------------------
Milwaukee (City of); Refunding Unlimited Tax
  Series 1996 GO
  6.00%, 02/01/09                                --      Aa2     2,000      2,320,840
-------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
-------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Mount Pleasant (City of); Refunding Unlimited
  Tax Series 2000 GO
  4.90%, 10/01/04                                --      Aa3    $  805   $    847,633
-------------------------------------------------------------------------------------
Two Rivers (City of) Public School District;
  Refunding Unlimited Tax Series 2000 GO
  5.50%, 03/01/08(d)                            AAA      Aaa       680        768,006
-------------------------------------------------------------------------------------
Wisconsin (State of) (Water Utility and
  Highway Improvement Project); Unlimited Tax
  Series 1999 C GO
  5.75%, 05/01/10                               AA-      Aa3     2,500      2,882,025
-------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Charity Obligation
  Group); Hospital Series 1997 D RB
  4.90%, 11/01/05(b)(c)                         AAA      Aaa     1,885      2,007,374
-------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Marshfield Clinic);
  Series 1997 RB
  5.20%, 02/15/07(d)                            AAA      Aaa     2,210      2,444,039
-------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE

-------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of); Refunding Unlimited
  Series 1993 2 GO
  5.13%, 11/01/11                               AA-      Aa3    $2,000   $  2,231,120
=====================================================================================
                                                                           15,774,515
=====================================================================================
TOTAL INVESTMENTS-98.49% (Cost $517,154,624)                              560,398,540
=====================================================================================
OTHER ASSETS LESS LIABILITIES-1.51%                                         8,600,623
=====================================================================================
NET ASSETS-100.00%                                                       $568,999,163
_____________________________________________________________________________________
=====================================================================================

Investment Abbreviations:

CEP   - Credit Enhancement Provider
COP   - Certificate of Participation
GO    - General Obligation Bonds
Jr.   - Junior
LOC   - Letter of Credit
RAN   - Revenue Anticipation Notes
RB    - Revenue Bonds
Sr.   - Senior
Sub.  - Subordinated
VRD   - Variable Rate Demand

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Auditors.
(b) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(c) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(d) Principal and interest are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., American Capital Access Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Corp.
(e) The security is partially advance refunded and secured by an escrow fund of cash collateral and U.S. Treasury obligations.
(f) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The market value of this security at 03/31/03 represented 0.02% of the Fund's net assets. This security is considered to be illiquid.
(g) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined weekly. Rate shown is the rate in effect on 03/31/03.
(h) Principal and interest payments are guaranteed by the letter of credit agreement.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2003

ASSETS:

Investments, at market value (cost
  $517,154,624)                                $560,398,540
-----------------------------------------------------------
Receivables for:
  Investments sold                                2,124,110
-----------------------------------------------------------
  Fund shares sold                                2,449,541
-----------------------------------------------------------
  Interest                                        7,510,805
-----------------------------------------------------------
Investment for deferred compensation plan            36,871
-----------------------------------------------------------
Other assets                                         37,188
===========================================================
    Total assets                                572,557,055
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           2,159,990
-----------------------------------------------------------
  Fund shares reacquired                            637,262
-----------------------------------------------------------
  Dividends                                         655,170
-----------------------------------------------------------
  Deferred compensation plan                         36,871
-----------------------------------------------------------
Accrued distribution fees                            15,012
-----------------------------------------------------------
Accrued transfer agent fees                          13,773
-----------------------------------------------------------
Accrued operating expenses                           39,814
===========================================================
    Total liabilities                             3,557,892
===========================================================
Net assets applicable to shares outstanding    $568,999,163
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $539,678,842
___________________________________________________________
===========================================================
Class A3                                       $ 29,320,321
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                          46,108,448
___________________________________________________________
===========================================================
Class A3                                          2,505,656
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      11.70
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.70 divided by
      99.00%)                                  $      11.82
___________________________________________________________
===========================================================
Class A3:
  Net asset value and offering price per
    share                                      $      11.70
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS

For the year ended March 31, 2003

INVESTMENT INCOME:

Interest                                        $26,945,927
===========================================================

EXPENSES:

Advisory fees                                     1,755,643
-----------------------------------------------------------
Administrative services fees                        125,375
-----------------------------------------------------------
Custodian fees                                       20,041
-----------------------------------------------------------
Distribution fees -- Class A3                        17,396
-----------------------------------------------------------
Transfer agent fees                                 157,417
-----------------------------------------------------------
Trustees' fees                                       12,299
-----------------------------------------------------------
Other                                               215,541
===========================================================
    Total expenses                                2,303,712
===========================================================
Less: Expenses paid indirectly                       (8,651)
-----------------------------------------------------------
    Net expenses                                  2,295,061
===========================================================
Net investment income                            24,650,866
===========================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT
  SECURITIES:

Net realized gain from investments
  securities                                      1,662,421
-----------------------------------------------------------
Change in net unrealized appreciation of
  investments securities                         31,472,570
===========================================================
Net gain from investment securities              33,134,991
===========================================================
Net increase in net assets resulting from
  operations                                    $57,785,857
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2003 and 2002

                                                                  2003             2002
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  24,650,866    $ 30,022,656
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             1,662,421      (1,512,583)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                        31,472,570      (7,827,739)
===========================================================================================
    Net increase in net assets resulting from operations         57,785,857      20,682,334
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (22,634,818)    (29,406,502)
-------------------------------------------------------------------------------------------
  Class A3                                                         (173,077)             --
-------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      (174,155,103)     79,131,338
-------------------------------------------------------------------------------------------
  Class A3                                                       29,375,850              --
===========================================================================================
    Net increase (decrease) in net assets                      (109,801,291)     70,407,170
===========================================================================================

NET ASSETS:

  Beginning of year                                             678,800,454     608,393,284
===========================================================================================
  End of year                                                 $ 568,999,163    $678,800,454
___________________________________________________________________________________________
===========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 529,680,538    $674,459,791
-------------------------------------------------------------------------------------------
  Undistributed net investment income                             2,412,585         569,614
-------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                   (6,337,876)     (8,000,297)
-------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities               43,243,916      11,771,346
===========================================================================================
                                                              $ 568,999,163    $678,800,454
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Free Intermediate Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently consists of two classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to generate as high a level of tax-exempt income as is consistent with preservation of capital.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Portfolio securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Securities with a demand feature exercisable within one to seven days are valued at par. Notwithstanding the above, short-term obligations with maturities of 60 days or less and commercial paper are valued at amortized cost which approximates market value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay to shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                    ANNUAL RATE
---------------------------------------------------------
First $500 million                               0.30%
---------------------------------------------------------
Over $500 million up to and including $1
  billion                                        0.25%
=========================================================
Over $1 billion                                  0.20%
_________________________________________________________
=========================================================


    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended March 31, 2003, AIM was paid $125,375 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2003, AFS retained $73,709 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to the Fund's Class A3 shares whereby the Fund will pay AIM Distributors compensation up to a maximum annual rate of 0.35% of the Fund's average daily net assets of Class A3 shares for services related to the sale and distribution of the

Fund's Class A3 shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A3 shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the Class A3 shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. NASD Rules alsoimpose a cap on the total sales charges, including asset-based sales charges that may be paid by Class A3 shares of the Fund. Pursuant to the Plans, for the year ended March 31, 2003, the Class A3 shares paid $17,396.

    Front-end sales commissions and contingent deferred sales charges ("sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended March 31, 2003, AIM Distributors retained $61,560 in front-end sales commissions from the sale of Class A shares and $33,803 for Class A shares for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the year ended March 31, 2003, the Fund paid legal fees of $4,187 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended March 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $8,651 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $8,651.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended March 31, 2003, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

    AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. The Fund did not borrow or lend under either facility during the year ended March 31, 2003.


NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended March 31, 2003 and 2002 were as follows:

                                                        2003           2002
-------------------------------------------------------------------------------
Distributions paid from ordinary income-tax exempt   $22,807,895    $29,406,502
_______________________________________________________________________________
===============================================================================


Tax Components of Beneficial Interest:

As of March 31, 2003, the components of beneficial interest on a tax basis were as follows:

Undistributed ordinary income -- tax exempt                        $  2,475,069
-------------------------------------------------------------------------------
Unrealized appreciation -- investments                               43,243,916
-------------------------------------------------------------------------------
Temporary book/tax differences                                          (62,484)
-------------------------------------------------------------------------------
Capital loss carryforward                                            (6,337,876)
-------------------------------------------------------------------------------
Shares of beneficial interest                                       529,680,538
===============================================================================
                                                                   $568,999,163
_______________________________________________________________________________
===============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                   CAPITAL LOSS
EXPIRATION                                                         CARRYFORWARD
-------------------------------------------------------------------------------
March 31, 2004                                                      $  418,561
-------------------------------------------------------------------------------
March 31, 2006                                                          27,300
-------------------------------------------------------------------------------
March 31, 2008                                                       1,105,265
-------------------------------------------------------------------------------
March 31, 2009                                                       4,571,162
-------------------------------------------------------------------------------
March 31, 2010                                                         215,588
===============================================================================
Total capital loss carryforward                                     $6,337,876
_______________________________________________________________________________
===============================================================================

NOTE 7--INVESTMENT SECURITIES


The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended March 31, 2003 was $41,324,173 and $175,661,640, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of March 31, 2003 was as follows:

Aggregate unrealized appreciation of investment securities      $43,263,632
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (19,716)
===========================================================================
Net unrealized appreciation of investment securities            $43,243,916
___________________________________________________________________________
===========================================================================
Investments have the same cost for tax and financial statement purposes.

NOTE 8--SHARE INFORMATION


The Fund currently consists of two classes of shares: Class A shares and Class A3 shares. Class A shares were sold with a front-end sales charge. Under some circumstances, Class A shares are subject to CDSCs. Class A3 shares are sold at net asset value. As of the close of business on October 30, 2002, Class A shares were closed to new investors.

  Changes in shares outstanding during the years ended March 31, 2003 and 2002 were as follows:

                                                                          2003                            2002
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      12,314,191    $ 141,292,574     74,679,623    $ 837,477,511
--------------------------------------------------------------------------------------------------------------------------
  Class A3*                                                     3,435,681       40,205,006             --               --
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,306,573       15,101,742      1,802,422       20,181,891
--------------------------------------------------------------------------------------------------------------------------
  Class A3*                                                        10,661          124,606             --               --
==========================================================================================================================
Reacquired:
  Class A                                                     (28,886,931)    (330,549,419)   (69,568,761)    (778,528,064)
--------------------------------------------------------------------------------------------------------------------------
  Class A3*                                                      (940,686)     (10,953,762)            --               --
==========================================================================================================================
                                                              (12,760,511)   $(144,779,253)     6,913,284    $  79,131,338
__________________________________________________________________________________________________________________________
==========================================================================================================================

* Class A3 shares commenced sales on October 31, 2002.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED MARCH 31,
                                                              -----------------------------------------------------------
                                                                2003           2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  11.06       $  11.17    $  10.71    $  11.13    $  11.05
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.48           0.45        0.49        0.48        0.49
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.60          (0.12)       0.46       (0.41)       0.08
=========================================================================================================================
    Total from investment operations                              1.08           0.33        0.95        0.07        0.57
=========================================================================================================================
Distributions to shareholders:
  From net investment income                                     (0.44)         (0.44)      (0.49)      (0.48)      (0.49)
=========================================================================================================================
  In excess of net investment income                                --             --          --       (0.01)         --
=========================================================================================================================
    Total distributions                                          (0.44)         (0.44)      (0.49)      (0.49)      (0.49)
=========================================================================================================================
Net asset value, end of period                                $  11.70       $  11.06    $  11.17    $  10.71    $  11.13
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   9.86%          2.99%       9.11%       0.70%       5.27%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $539,679       $678,800    $608,393    $353,130    $244,499
=========================================================================================================================
Ratio of expenses to average net assets                           0.38%(b)       0.38%       0.41%       0.42%       0.46%
=========================================================================================================================
Ratio of net investment income to average net assets              4.10%(b)       4.00%       4.48%       4.45%       4.43%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                              7%            58%         40%         50%         32%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(b)  Ratios are based on average daily net assets of $597,286,975.


                                                                     CLASS A3
                                                              ----------------------
                                                              OCTOBER 31, 2002
                                                              (DATE SALES COMMENCED)
                                                               TO MARCH 31,
                                                                   2003
------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 11.59
------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.18
------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                0.10
====================================================================================
    Total from investment operations                                    0.28
====================================================================================
Less dividends from net investment income                              (0.17)
====================================================================================
Net asset value, end of period                                       $ 11.70
____________________________________________________________________________________
====================================================================================
Total return(a)                                                         2.47%
____________________________________________________________________________________
====================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $29,320
====================================================================================
Ratio of expenses to average net assets                                 0.73%(b)
====================================================================================
Ratio of net investment income to average net assets                    3.75%(b)
____________________________________________________________________________________
====================================================================================
Portfolio turnover rate                                                    7%
____________________________________________________________________________________
====================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $11,934,957.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Tax-Free Intermediate Fund and the Board of Trustees of AIM Tax-Exempt Funds:



We have audited the accompanying statement of assets and liabilities of AIM Tax-Free Intermediate Fund (a portfolio of AIM Tax-Exempt Funds), including the schedule of investments, as of March 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through March 31, 2000 were audited by other auditors whose report dated May 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Tax-Free Intermediate Fund as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                          /s/ ERNST & YOUNG LLP
May 5, 2003

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of AIM Tax-Exempt Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER       PRINCIPAL OCCUPATION(S)                      OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE            DURING PAST 5 YEARS                          HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1993             Director and Chairman, A I M Management      None
   Trustee, Chairman and                            Group Inc. (financial services holding
   President                                        company); and Director and Vice Chairman,
                                                    AMVESCAP PLC (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive
                                                    Officer, A I M Management Group Inc.;
                                                    Director, Chairman and President, A I M
                                                    Advisors, Inc. (registered investment
                                                    advisor); and Director and Chairman, A I M
                                                    Capital Management, Inc. (registered
                                                    investment advisor), A I M Distributors,
                                                    Inc. (registered broker dealer), A I M
                                                    Fund Services, Inc., (registered transfer
                                                    agent), and Fund Management Company
                                                    (registered broker dealer)
--------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003             Director, President and Chief Executive      Director, Chairman, President
   Trustee and Executive Vice                       Officer, A I M Management Group Inc.         and Chief Executive Officer,
   President                                        (financial services holding company);        INVESCO Bond Funds, Inc.,
                                                    Director, Chairman and President, A I M      INVESCO Combination Stock &
                                                    Advisors, Inc. (registered investment        Bond Funds, Inc., INVESCO
                                                    advisor); Director, A I M Capital            Counselor Series Funds, Inc.,
                                                    Management, Inc. (registered investment      INVESCO Global and
                                                    advisor) and A I M Distributors, Inc.        International Funds, Inc.,
                                                    (registered broker dealer), Director and     INVESCO Manager Series Funds,
                                                    Chairman, A I M Fund Services, Inc.          Inc., INVESCO Money Market
                                                    (registered transfer agent), and Fund        Funds, Inc., INVESCO Sector
                                                    Management Company (registered broker        Funds, Inc., INVESCO Stock
                                                    dealer); and Chief Executive Officer,        Funds, Inc., INVESCO
                                                    AMVESCAP PLC -- AIM Division (parent of      Treasurer's Series Funds, Inc.
                                                    AIM and a global investment management       and INVESCO Variable Investment
                                                    firm)                                        Funds, Inc.
                                                    Formerly: Director, Chairman and Chief
                                                    Executive Officer, INVESCO Funds Group,
                                                    Inc.; and Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products
--------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001             Of Counsel, law firm of Baker & McKenzie     Badgley Funds, Inc. (registered
   Trustee                                                                                       investment company)
--------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1993             Chairman, Crockett Technology Associates     ACE Limited (insurance
   Trustee                                          (technology consulting company)              company); and Captaris, Inc.
                                                                                                 (unified messaging provider)
--------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000             Director, Magellan Insurance Company;        Cortland Trust, Inc.
   Trustee                                          Member of Advisory Board of Rotary Power     (registered investment company)
                                                    International (designer, manufacturer, and
                                                    seller of rotary power engines); and
                                                    Director, The Boss Group (private equity
                                                    group)
                                                    Formerly: Director, President and Chief
                                                    Executive Officer, Volvo Group North
                                                    America, Inc.; Senior Vice President, AB
                                                    Volvo; and director of various affiliated
                                                    Volvo companies
--------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998             Formerly: Chairman, Mercantile Mortgage      None
   Trustee                                          Corp.; President and Chief Operating
                                                    Officer, Mercantile-Safe Deposit & Trust
                                                    Co.; and President, Mercantile Bankshares
                                                    Corp.
--------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997             Chief Executive Officer, Twenty First        Administaff
   Trustee                                          Century Group, Inc. (government affairs
                                                    company) and Texana Timber LP
--------------------------------------------------------------------------------------------------------------------------------

  (1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust

  (2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

As of January 1, 2003

The address of each trustee and officer of AIM Tax-Exempt Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER       PRINCIPAL OCCUPATION(S)                      OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE            DURING PAST 5 YEARS                          HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1993             Partner, law firm of Kramer Levin Naftalis   Cortland Trust, Inc.
   Trustee                                          and Frankel LLP                              (registered investment company)
--------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998             Formerly: Chief Executive Officer, YWCA of   None
   Trustee                                          the USA
--------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1993             Partner, law firm of Pennock & Cooper        None
   Trustee
--------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001             Retired                                      None
   Trustee
--------------------------------------------------------------------------------------------------------------------------------

   Louis S. Sklar -- 1939          1993             Executive Vice President, Hines (real        None
   Trustee                                          estate development company)
--------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
--------------------------------------------------------------------------------------------------------------------------------

   Gary T. Crum(3) -- 1947         1993             Director and President, A I M Capital        N/A
   Senior Vice President                            Management, Inc.; Director and Executive
                                                    Vice President, A I M Management Group
                                                    Inc.; Director and Senior Vice President,
                                                    A I M Advisors, Inc.; and Director, A I M
                                                    Distributors, Inc. and AMVESCAP PLC
--------------------------------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955          1993             Managing Director and Chief Research         N/A
   Vice President                                   Officer -- Fixed Income, A I M Capital
                                                    Management, Inc.; and Vice President,
                                                    A I M Advisors, Inc.
--------------------------------------------------------------------------------------------------------------------------------

   Melville B. Cox -- 1943         1993             Vice President and Chief Compliance          N/A
   Vice President                                   Officer, A I M Advisors, Inc. and A I M
                                                    Capital Management, Inc.; and Vice
                                                    President, A I M Fund Services, Inc.
--------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1993             Managing Director and Chief Cash             N/A
   Vice President                                   Management Officer, A I M Capital
                                                    Management, Inc.; Director and President,
                                                    Fund Management Company; and Vice
                                                    President, A I M Advisors, Inc.
--------------------------------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(3) -- 1940      2002             Vice President, A I M Advisors, Inc., and    N/A
   Vice President                                   President, Chief Executive Officer and
                                                    Chief Investment Officer, A I M Capital
                                                    Management, Inc.
--------------------------------------------------------------------------------------------------------------------------------

   Dana R. Sutton -- 1959          1993             Vice President and Fund Treasurer, A I M     N/A
   Vice President and Treasurer                     Advisors, Inc.
--------------------------------------------------------------------------------------------------------------------------------

   Nancy L. Martin(4) -- 1957      2003             Vice President, A I M Advisors, Inc.; and    N/A
   Secretary                                        Vice President and General Counsel, A I M
                                                    Capital Management, Inc.
--------------------------------------------------------------------------------------------------------------------------------

  (3) Information is current as of January 10, 2003.

  (4) Ms. Martin became secretary of the Trust on April 1, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            A I M Distributors, Inc.        Ernst & Young LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               5 Houston Center
Houston, TX 77046               Suite 100                       Suite 100                       1401 McKinney
                                Houston, TX 77046               Houston, TX 77046               Suite 1200
                                                                                                Houston, TX 77010

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       A I M Fund Services, Inc.       Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   100 Church Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          New York, NY 10286
Philadelphia, PA 19103          New York, NY 10022

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2003.

AIM Tax-Free Intermediate Fund paid ordinary dividends in the amount of $0.438 per Class A share and $0.175 per Class A3 share during its tax year ended March 31, 2003. Of this amount, 100% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the appropriate Form 1099-DIV.

================================================================================

THE AIM FAMILY OF FUNDS--Registered Trademark--

DOMESTIC EQUITY                     INTERNATIONAL/GLOBAL EQUITY                       FIXED INCOME

AIM Aggressive Growth Fund          AIM Asia Pacific Growth Fund(2)                      TAXABLE
AIM Balanced Fund*                  AIM Developing Markets Fund
AIM Basic Balanced Fund*            AIM European Growth Fund(2)                  AIM Floating Rate Fund
AIM Basic Value Fund                AIM European Small Company Fund              AIM Global Income Fund
AIM Blue Chip Fund                  AIM Global Aggressive Growth Fund            AIM High Yield Fund
AIM Capital Development Fund        AIM Global Growth Fund                       AIM High Yield II Fund
AIM Charter Fund                    AIM Global Trends Fund                       AIM Income Fund
AIM Constellation Fund              AIM Global Value Fund(5)                     AIM Intermediate Government Fund
AIM Dent Demographic Trends Fund    AIM International Core Equity Fund(2)        AIM Limited Maturity Treasury Fund(6,7)
AIM Diversified Dividend Fund(1)    AIM International Emerging Growth Fund       AIM Money Market Fund
AIM Emerging Growth Fund            AIM International Growth Fund(2)             AIM Short-Term Bond Fund
AIM Large Cap Basic Value Fund                                                   AIM Strategic Income Fund
AIM Large Cap Growth Fund                    SECTOR EQUITY                       AIM Total Return Bond Fund
AIM Libra Fund
AIM Mid Cap Basic Value Fund         AIM Global Energy Fund                                 TAX-FREE
AIM Mid Cap Core Equity Fund(2)      AIM Global Financial Services Fund
AIM Mid Cap Growth Fund              AIM Global Health Care Fund                 AIM High Income Municipal Fund
AIM Opportunities I Fund(2,3)        AIM Global Science and Technology Fund(2)   AIM Municipal Bond Fund
AIM Opportunities II Fund(2,3)       AIM Global Utilities Fund                   AIM Tax-Exempt Cash Fund
AIM Opportunities III Fund(2,3)      AIM New Technology Fund                     AIM Tax-Free Intermediate Fund(6,7)
AIM Premier Equity Fund(2)           AIM Real Estate Fund
AIM Premier Equity II Fund(2)
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(4)
AIM Weingarten Fund

*Domestic equity and income fund


(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002 (7) Class A3 shares were first offered on October 31, 2002.

    For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. As of March 31, 2003.


Mutual   Retirement        Annuities        College       Separately     Offshore        Alternative      Cash
Funds    Products                           Savings       Managed        Products        Investments      Management
                                            Plans         Accounts

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